ALT Loan ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Alt Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
54920260805332	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-05-15 14:33	2026-07-19 13:55	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-Received IRS installment agreement. - Due Diligence Vendor-07/19/2026
Resolved-Documentation received.  - Due Diligence Vendor-10/08/2025
Ready for Review-Document Uploaded. Please find the attached IRS installment Agreement. - Seller-10/03/2025
Counter-Letter provided does not confirm payment plan. - Due Diligence Vendor-07/03/2025
Ready for Review-Document Uploaded. Please find the attached documents. - Seller-07/02/2025
Counter-5/27/25-IRS Agreement-Lender provided 9465-Instalment Agreement Request form. Please provide IRS written approval of payment plan. REO: Lender provided monthly bills for insurance and utilities. Please provide documentation for full yearly amounts associated with this property.  - Due Diligence Vendor-05/27/2025
Ready for Review-Document Uploaded. Please find the attached document. - Seller-05/23/2025
Open-1) Missing IRS installment agreement. Final 1003 reflects borrower has IRS installment in the amount of $XXX,XXX.XX. Additional conditions may apply upon receipt.
2) Missing evidence of tax, insurance, HOA for property listed in section 3b on final 1003. Additional conditions may apply upon receipt. - Due Diligence Vendor-05/15/2025
															Ready for Review-Document Uploaded. Please find the attached IRS installment Agreement. - Seller-10/03/2025 Ready for Review-Document Uploaded. Please find the attached documents. - Seller-07/02/2025 Ready for Review-Document Uploaded. Please find the attached document. - Seller-05/23/2025	Resolved-Received IRS installment agreement. - Due Diligence Vendor-07/19/2026 Resolved-Documentation received. - Due Diligence Vendor-10/08/2025	IRS Installment agreement.pdf T and I document for REO.pdf XXXX Letter (1).PDF IRS LTR 1962C (1).PDF			XX	Primary Residence	Refinance	Cash Out - Other	4155366	N/A	N/A
54920260805332	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-05-20 13:47	2025-08-06 15:10	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing
Resolved-Received P&Ls signed by the business owner.  Condition cleared.   - Due Diligence Vendor-08/06/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/06/2025
Counter-P&Ls provided are not signed by the business owner.  - Due Diligence Vendor-08/05/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/05/2025
Open-Borrower 1 YTD Profit & Loss Missing Guidelines, section 4-2-6-4, and the Loan Approval require a signed and dated P&L for the first quarter of XXXX and a signed and dated P&L covering XXXX. - Due Diligence Vendor-05/20/2025
																Resolved-Received P&Ls signed by the business owner. Condition cleared. - Due Diligence Vendor-08/06/2025	Signed P & L (1).PDF SCAN0082.PDF			XX	Primary Residence	Refinance	Cash Out - Other	4195251	N/A	N/A
54920260805015	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-21 11:37	2026-07-19 14:18	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing
Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Lender provided an exception with valid compensating factors.  This finding will be deemed non-material.  Condition waived.   - Due Diligence Vendor-06/30/2025
Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-06/27/2025
Open-Borrower 1 Gap Credit Report is Missing Guidelines, Section 4-2-4-17, require a Refresh (LQI) when the credit report is older than 45 days from the note date. The credit report dated XX/XX/XXXX was 47 days at time of closing XX/XX/XXXX. No exception in file. Provide LQI within 10 business days from note date. Additional conditions may apply. - Due Diligence Vendor-06/21/2025
																Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender provided an exception with valid compensating factors. This finding will be deemed non-material. Condition waived. - Due Diligence Vendor-06/30/2025	Exception Form.pdf		CLTV <5% below the maximum qualifying Employment for an extended period at the same job	XX	Investment	Refinance	Cash Out - Other	4521018	Originator Post-Close	No
54920260805229	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-11 15:40	2026-07-19 14:20	Waived	2 - Non-Material	Credit	Eligibility	Borrower 1 Credit Report is Expired	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception in file for credit report dated more than 45 days from Note date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/11/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception in file for credit report dated more than 45 days from Note date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/11/2025			CTV <5% below Maximim Qualifying. Credit Score >/= 10+ Points more than qualifying	XX	Primary Residence	Refinance	Cash Out - Other	5137453	Originator Pre-Close	Yes
54920260805229	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-06 13:34	2025-08-18 15:27	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Received E-Consent. Condition cleared. - Due Diligence Vendor-08/18/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-08/15/2025 Open-E-Consent documentation on TRID loan is missing for borrower(s). - Due Diligence Vendor-08/06/2025		Resolved-Received E-Consent. Condition cleared. - Due Diligence Vendor-08/18/2025	E-Consent Santana.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5079759	N/A	N/A
54920260805191	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-06 16:01	2025-08-18 11:10	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Received E-Consent. Condition cleared. - Due Diligence Vendor-08/18/2025 Ready for Review-Document Uploaded. XXX - Buyer-08/14/2025 Open-E-Consent documentation on TRID loan is missing for borrower(s). - Due Diligence Vendor-08/06/2025		Resolved-Received E-Consent. Condition cleared. - Due Diligence Vendor-08/18/2025	Econsent_.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5083204	N/A	N/A
54920260805304	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-05 07:50	2025-12-12 12:27	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing
Waived-Waiver provided dated prior to clos - Due Diligence Vendor-12/12/2025

Waived-Received a lender exception, dated prior to consummation, and all compensating factors have been reviewed and validated. This finding is downgraded and will be rated B for all agencies.
 - Due Diligence Vendor-09/10/2025

Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/08/2025

Open-Borrower 1 Gap Credit Report is Missing Guideline section 4-2-4-17 requires a Credit Refresh (LQI) when the lender uses a credit report that is older than 45 days from the note date. Credit report in file is 72 days from note date.  - Due Diligence Vendor-09/05/2025
																Waived-Waiver provided dated prior to clos - Due Diligence Vendor-12/12/2025 Waived-Received a lender exception, dated prior to consummation, and all compensating factors have been reviewed and validated. This finding is downgraded and will be rated B for all agencies. - Due Diligence Vendor-09/10/2025	B1 Undisclosed debt notification.pdf Exception Form.pdf		36+ months 0x30 housing payment history minimal debts / revolving accounts	XX	Primary Residence	Refinance	Cash Out - Other	5424390	Originator Pre-Close	Yes
54920260805304	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-05 07:50	2025-12-12 12:27	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing
Waived-Waiver provided dated prior to close - Due Diligence Vendor-12/12/2025

Waived-Received a lender exception, dated prior to consummation, and all compensating factors have been reviewed and validated. This finding is downgraded and will be rated B for all agencies.
 - Due Diligence Vendor-09/10/2025

Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/08/2025

Open-Borrower 2 Gap Credit Report is Missing Guideline section 4-2-4-17 requires a Credit Refresh (LQI) when the lender uses a credit report that is older than 45 days from the note date. Credit report in file is 72 days from note date.  - Due Diligence Vendor-09/05/2025
																Waived-Waiver provided dated prior to close - Due Diligence Vendor-12/12/2025 Waived-Received a lender exception, dated prior to consummation, and all compensating factors have been reviewed and validated. This finding is downgraded and will be rated B for all agencies. - Due Diligence Vendor-09/10/2025	B2 Undisclosed debt notification.pdf Exception Form.pdf		36+ months 0x30 housing payment history minimal debts / revolving accounts	XX	Primary Residence	Refinance	Cash Out - Other	5424391	Originator Pre-Close	Yes
54920260805394	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-17 16:07	2025-12-18 15:03	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Shortfall
Resolved-. - Due Diligence Vendor-12/18/2025
Resolved-Hazard Insurance Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien(s) or Guaranteed Replacement Coverage is present - Due Diligence Vendor-12/18/2025
Ready for Review-Document Uploaded. Please find the attached document. Dwelling coverage on HOI policy is based on Replacement cost. For FL state we accept the "Checklist of Coverage" for XXX. - Buyer-12/18/2025
Open-The hazard insurance policy in file reflected dwelling coverage of $XXXXXX. The loan amount (subject property 1st lien UPB + new 2nd lien) is $XXXXXX.XX which leaves a shortage of hazard insurance coverage. - Due Diligence Vendor-12/17/2025
																Resolved-. - Due Diligence Vendor-12/18/2025 Resolved-Hazard Insurance Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien(s) or Guaranteed Replacement Coverage is present - Due Diligence Vendor-12/18/2025	HOI and RCE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6671199	N/A	N/A
54920260805448	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-02 12:10	2025-12-10 11:55	Resolved	1 - Information	Credit	Eligibility	Valuation Product Does Not Meet Guidelines	Resolved-Received AVM dated XX/XX/XXXX and updated 1008/1003. Condition cleared. - Due Diligence Vendor-12/10/2025 Ready for Review-Document Uploaded. - Buyer-12/08/2025 Ready for Review-Document Uploaded. Please find the valid AVM and revised 1003 and 1008. - Buyer-12/08/2025 Open-Lender guidelines require AVM to be dated no more than 30 days prior to Note Date. AVM in file is dated 31 days prior to Note Date. Additional conditions may apply. - Due Diligence Vendor-12/02/2025		Resolved-Received AVM dated XX/XX/XXXX and updated 1008/1003. Condition cleared. - Due Diligence Vendor-12/10/2025	1008.pdf 1008.pdf 1003.pdf AVM.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6450756	N/A	N/A
54920260805562	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-19 14:44	2025-12-23 09:43	Resolved	1 - Information	Credit	Missing Doc	Title Document is Incomplete	Resolved-First lien is not recorded. - Due Diligence Vendor-12/23/2025 Ready for Review-Document Uploaded. - Seller-12/23/2025 Counter-The O&E is incorrect. The borrowers have a first lien and it is not disclosed in the documentation. - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. THIS LOAN HAS A O& A REPORT THERE IS NO TITLE - Seller-12/22/2025 Open-Title documentation in file does not disclose current first lien - Due Diligence Vendor-12/19/2025	Ready for Review-Document Uploaded. - Seller-12/23/2025 Ready for Review-Document Uploaded. THIS LOAN HAS A O& A REPORT THERE IS NO TITLE - Seller-12/22/2025	Resolved-First lien is not recorded. - Due Diligence Vendor-12/23/2025	THIS LOAN IS O& A REPORT THERE IS NO TITLE.pdf please read.pdf rec rel.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6714032	N/A	N/A
54920260805562	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-18 07:20	2025-12-22 14:41	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. - Seller-12/19/2025 Open-Evidence of Rate Lock Missing Rate Lock documentation missing from loan file. Additional conditions may apply. - Due Diligence Vendor-12/18/2025	Ready for Review-Document Uploaded. - Seller-12/19/2025	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-12/22/2025	coc.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6680636	N/A	N/A
54920260805562	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-18 07:20	2025-12-22 14:41	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. - Seller-12/19/2025 Open-E-Consent documentation is missing for borrower(s). E Consent documentation missing from loan file. Additional conditions may apply. - Due Diligence Vendor-12/18/2025	Ready for Review-Document Uploaded. - Seller-12/19/2025	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-12/22/2025	econsent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6680637	N/A	N/A
54920260805489	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-19 14:53	2025-12-23 12:37	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Sufficient documentation recevied. - Due Diligence Vendor-12/23/2025 Ready for Review-Document Uploaded. - Seller-12/23/2025 Open-Please provide evidence of HOA dues, as property is a PUD. - Due Diligence Vendor-12/19/2025	Ready for Review-Document Uploaded. - Seller-12/23/2025	Resolved-Sufficient documentation recevied. - Due Diligence Vendor-12/23/2025	No HOA.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6714249	N/A	N/A
54920260805489	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-18 10:01	2025-12-22 14:38	Resolved	1 - Information	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy Partially Provided - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. - Seller-12/22/2025 Counter-Premium is not provided. - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. CAN YOU PLEASE ADVISE THIS CONDTION POLICY IS PARTIAL - Seller-12/19/2025 Open-Hazard Insurance Policy Partially Provided Hazard Insurance premium is missing on the provided HOI document. Additional conditions may apply. - Due Diligence Vendor-12/18/2025	Ready for Review-Document Uploaded. - Seller-12/22/2025 Ready for Review-Document Uploaded. CAN YOU PLEASE ADVISE THIS CONDTION POLICY IS PARTIAL - Seller-12/19/2025	Resolved-Hazard Insurance Policy Partially Provided - Due Diligence Vendor-12/22/2025	hazard policy.pdf HOI.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6684397	N/A	N/A
54920260805489	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-18 09:47	2025-12-22 11:26	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. - Seller-12/19/2025 Open-Evidence of Rate Lock Missing Rate Lock documentation is missing in loan file. Additional conditions may apply. - Due Diligence Vendor-12/18/2025	Ready for Review-Document Uploaded. - Seller-12/19/2025	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-12/22/2025	lock in agreement.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6683438	N/A	N/A
54920260805587	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-06 15:56	2026-07-19 14:23	Waived	2 - Non-Material	Credit	Missing Doc	Ineligible Property Ownership Rights
Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

Waived-Lender provided approved Investor exception document, dated post consumption and all lender compensating factors have been documented and validated. - Due Diligence Vendor-06/23/2026

Waived-Investor exception received. - Due Diligence Vendor-01/29/2026

Ready for Review-Document Uploaded. investor granted exception - Seller-01/28/2026

Counter-Document Uploaded. Please see attached exception form. - Buyer-01/28/2026

Counter-Loan is vested in life estate from what appears to be the borrower's father, who is still vested. A copy of the life estate is in the loan file. - Due Diligence Vendor-01/15/2026

Ready for Review-Document Uploaded.  - Seller-01/14/2026

Open-The Lender's guidelines do not allow financing of properties with leasehold interest. Property title is in a Life Estate, which is ineligible per guidelines. - Due Diligence Vendor-01/06/2026
															Ready for Review-Document Uploaded. investor granted exception - Seller-01/28/2026 Ready for Review-Document Uploaded. - Seller-01/14/2026	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender provided approved Investor exception document, dated post consumption and all lender compensating factors have been documented and validated. - Due Diligence Vendor-06/23/2026 Waived-Investor exception received. - Due Diligence Vendor-01/29/2026	RE_ XXXXXX XXXXX PLEASE READ.pdf Exception.pdf Degere - Exception Granted.png		CLTV more than 5% below Maximum Qualifying DTI more than 5% below Maximum Qualifying Credit Score >10 pts more than qualifying Minimal Debts No Derogatory Events	XX	Primary Residence	Refinance	Cash Out - Other	6945359	Investor Post-Close	No
54920260805587	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-06 16:00	2026-07-19 14:23	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Business Bank Statements Missing
Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026
Waived-Lender provided approved Investor exception document. dated post consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-06/23/2026
Waived-Investor exception received. - Due Diligence Vendor-01/29/2026
Ready for Review-Document Uploaded. investor granted exception - Seller-01/28/2026
Counter-Document Uploaded. Please see attached exception form. - Seller-01/28/2026
Counter-$XXX deposit mentioned is sourced from the other business account, thus cannot be used for income.  - Due Diligence Vendor-01/28/2026
Ready for Review-This shows a Misc deposit of $XXX into his biz account XXXXX on XX/XX/XXXX of which XXX was transferred to his other biz account XXXXX (previously provided), before we funded, so not “loan proceeds” this should give us an additional $XXX of income of support - Seller-01/27/2026
Counter-Additional documentation provided. Deposits are 1 transfer from the initially documented account and subject loan proceeds. Income is not supported. - Due Diligence Vendor-01/16/2026
Ready for Review-Document Uploaded.  - Seller-01/15/2026
Counter-Bank statements do not support qualifying income, showing approximately $XXXX in deposits over 3 months. - Due Diligence Vendor-01/15/2026
Ready for Review-Document Uploaded.  - Seller-01/15/2026
Open-Self-employed Income is decline more than 20% from the year XXXX to XXXX, hence 3 months business bank statements are required as per the lender guideline. - Due Diligence Vendor-01/06/2026
															Ready for Review-Document Uploaded. investor granted exception - Seller-01/28/2026 Ready for Review-This shows a Misc deposit of $XXX into his biz account XXXXX on XX/XX/XXXX of which XXX was transferred to his other biz account XXXXX(previously provided), before we funded, so not “loan proceeds” this should give us an additional $XXX of income of support - Seller-01/27/2026 Ready for Review-Document Uploaded. - Seller-01/15/2026 Ready for Review-Document Uploaded. - Seller-01/15/2026	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Lender provided approved Investor exception document. dated post consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-06/23/2026 Waived-Investor exception received. - Due Diligence Vendor-01/29/2026	BusCk XXXXXXXXXXX-STATEMENT-XX/XX/XXXX-4542a468-d3c6-4c52-8a44-8ea816c9c79a.pdf BusCk XXXXXXXXXX-STATEMENT-XX/XX/XXXX-48f99b03-9d41-4218-a683-47aec0a65e54.pdf BusCk XXXXXXXXXX-STATEMENT-XX/XX/XXXX-51XXXXXX-fa38-4845-8be6-546060912b92 (1).pdf bank statements.pdf Exception.pdf XXXXXX - Exception Granted.png		CLTV more than 5% below Maximum Qualifying DTI more than 5% below Maximum Qualifying Credit Score >10 pts more than qualifying Minimal Debts No Derogatory Events	XX	Primary Residence	Refinance	Cash Out - Other	6945432	Investor Post-Close	No
54920260805587	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-05 06:31	2026-01-15 10:16	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-01/15/2026 Ready for Review-Document Uploaded. - Seller-01/14/2026 Counter-ineligible file format - Due Diligence Vendor-01/06/2026 Ready for Review-Document Uploaded. - Seller-01/06/2026 Open-Evidence of Rate Lock Missing Rate Lock documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-01/05/2026	Ready for Review-Document Uploaded. - Seller-01/14/2026 Ready for Review-Document Uploaded. - Seller-01/06/2026	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-01/15/2026	RATE LOCK AGREEMENT LOCK IN AGREEMENT.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6911002	N/A	N/A
54920260805587	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-06 16:01	2026-01-12 14:54	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Resolved-Transcripts received in lieu of returns - Due Diligence Vendor-01/12/2026 Ready for Review-Document Uploaded. - Seller-01/09/2026 Open-Executed personal tax returns from 2023 are missing. - Due Diligence Vendor-01/06/2026	Ready for Review-Document Uploaded. - Seller-01/09/2026	Resolved-Transcripts received in lieu of returns - Due Diligence Vendor-01/12/2026	TAX TRANSCRIPTS.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6945462	N/A	N/A
54920260805587	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-06 16:01	2026-01-12 14:54	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Business Tax Returns Missing	Resolved-Transcripts received in lieu of returns - Due Diligence Vendor-01/12/2026 Ready for Review-Document Uploaded. - Seller-01/09/2026 Open-Executed business tax returns from 2023 are missing. - Due Diligence Vendor-01/06/2026	Ready for Review-Document Uploaded. - Seller-01/09/2026	Resolved-Transcripts received in lieu of returns - Due Diligence Vendor-01/12/2026	TAX TRANSCRIPTS.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6945455	N/A	N/A
54920260805587	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-06 15:58	2026-01-12 14:52	Resolved	1 - Information	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Resolved-2 years' transcripts received in lieu of signed returns. - Due Diligence Vendor-01/12/2026 Ready for Review-Document Uploaded. - Seller-01/09/2026 Open-2024 business and personal tax returns are not signed. - Due Diligence Vendor-01/06/2026	Ready for Review-Document Uploaded. - Seller-01/09/2026	Resolved-2 years' transcripts received in lieu of signed returns. - Due Diligence Vendor-01/12/2026	TAX TRANSCRIPTS.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6945399	N/A	N/A
54920260805587	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-05 10:29	2026-01-06 16:02	Resolved	1 - Information	Credit	Missing Doc	Missing Condo Questionnaire	Resolved-CRM approval received. - Due Diligence Vendor-01/06/2026 Ready for Review-Document Uploaded. - Seller-01/06/2026 Open- The Condo Questionnaire is missing from the loan file. Additional conditions may apply. Condo Questionnaire in file is incomplete. Please provide complete Condo Questionnaire. Additional conditions may apply. - Due Diligence Vendor-01/05/2026	Ready for Review-Document Uploaded. - Seller-01/06/2026	Resolved-XXX approval received. - Due Diligence Vendor-01/06/2026	CPM APPROVED.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6916120	N/A	N/A
54920260805557	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-27 11:12	2026-03-26 11:48	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-Sufficient documentation provided.  - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. The credit report shows XXX opened XX/XXXX for $XXXXXX.XX with no payment. The borrower entered the repayment, and attached agreement, and obtain attached agreement dated XX/XX/XXXX. The tri merge UDN  shows a new XXX opened XX/XX/XXXX for $XXXXXX.XX (Reporting to TU and EF)- This is the new payment plan entered as reference (See dates of documents match) - Seller-03/25/2026
Counter-Per client: A Credit supplement for all XXX accounts will suffice to verify that student loans on the original credit report (E010) have been Paid in full / consolidated / refinanced.  - Due Diligence Vendor-03/24/2026
Ready for Review-can you please advise how we can resolve this final condition, its all in the same account, there is only one tradeline, We provided a new UDN to match the credit report in file showing no new debts, Would a credit refresh clear this please advise  - Seller-03/20/2026
Counter-Documentation does not provide any information regarding the issue. - Due Diligence Vendor-03/16/2026
Ready for Review-Document Uploaded.  - Seller-03/13/2026
Counter-The same account number (XXXXXXXXX) is attached to 3 loans with different loan IDs (E010, E011, & E012).  The new loan IDs are #13 and #14, with a disbursement date of XX/XX/XXXX. We were unable to verify whether the disbursement from new loans was used to pay off the accounts reported on the credit report or if the accounts were modified with new terms. - Due Diligence Vendor-03/05/2026
Ready for Review-Document Uploaded.  - Seller-02/27/2026
Open-Undisclosed debt Notification Report dated XX/XX/XXXX reflects a new account open on xXX/XX/XXXX with XXXXXXXXXX XXX with balance of $XXXXXX, also student loan document present in file reflect new student loan with UPB of $XXXXXX.XX and payment of $XXXX.XX. Provide documentation confirming it is adjustment of the same loan that is already report on credit report with XXXX XX XX/XXXXXXXXXX with balance of $XXXXXX. After including payment of $XXXX.XX, DTI exceed 50%. - Due Diligence Vendor-02/27/2026

Ready for Review-Document Uploaded. The credit report shows XXXX XX XX/XXXXXXXXXX opened XX/XXXX for $XXXXXX.XX with no payment. The borrower entered the repayment, and attached agreement, and obtain attached agreement dated XX/XX/XXXX. The tri merge UDN  shows a new XXX XX/XXXX opened XX/XX/XXXX for $XXXXXX.XX(Reporting to TU and EF)- This is the new payment plan entered as reference (See dates of documents match) - Seller-03/25/2026
 Ready for Review-can you please advise how we can resolve this final condition, its all in the same account, there is only one tradeline, We provided a new UDN to match the credit report in file showing no new debts, Would a credit refresh clear this please advise  - Seller-03/20/2026
 Ready for Review-Document Uploaded.  - Seller-03/13/2026
 Ready for Review-Document Uploaded.  - Seller-02/27/2026

																Resolved-Sufficient documentation provided. - Due Diligence Vendor-03/26/2026	RE_ XXXXXXX XXXXX PLEASE READ.pdf report (1).pdf XXXXXXX - Refresh Tri.pdf XXXXXXX - New Student Loan payment letter.pdf XXXXXXX - Credit.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7847325	N/A	N/A
54920260805557	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-27 11:10	2026-03-05 10:44	Resolved	1 - Information	Credit	Missing Doc	Missing VVOE dated within 10 days consummation	Resolved-Revised vvoe received. - Due Diligence Vendor-03/05/2026 Ready for Review-Document Uploaded. - Seller-02/27/2026 Open-Provide VVOE for borrower with correct phone number of employer on it, as employer phone number on VVOE of belongs to co-borrower employer. - Due Diligence Vendor-02/27/2026	Ready for Review-Document Uploaded. - Seller-02/27/2026	Resolved-Revised vvoe received. - Due Diligence Vendor-03/05/2026	FVOE B1.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7847263	N/A	N/A
54920260805557	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-25 10:50	2026-02-27 11:14	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. - Seller-02/27/2026 Open-Evidence of Rate Lock Missing Missing evidence of Rate Lock. Additional conditions may apply. - Due Diligence Vendor-02/25/2026	Ready for Review-Document Uploaded. - Seller-02/27/2026	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-02/27/2026	RATE LOCK.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7802379	N/A	N/A
54920260805560	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-18 13:11	2026-06-23 13:09	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 1	Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. - Seller-03/27/2026 Open-Missing Borrower Identification - Borrower 1. Please provide updated identification for Borrower 1 as it is cutoff in loan file. Additional conditions may apply. - Due Diligence Vendor-03/18/2026	Ready for Review-Document Uploaded. - Seller-03/27/2026	Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-03/30/2026	ID.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8190803	N/A	N/A
54920260805560	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 08:22	2026-04-23 11:45	Resolved	1 - Information	Compliance	Missing Doc	PUD Rider is Missing	Resolved-The PUD Rider is Present or is Not Applicable (Property Type is PUD) - Due Diligence Vendor-04/23/2026 Ready for Review-Document Uploaded. - Seller-04/21/2026 Open-Missing Mortgage Riders – PUD Rider Property is a PUD. Please provide signed PUD rider. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. - Seller-04/21/2026	Resolved-The PUD Rider is Present or is Not Applicable (Property Type is PUD) - Due Diligence Vendor-04/23/2026	Unrecorded XXX_8118_XXXXXXXX_XXXXXXX_17_XXXXXXX_01.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8286094	N/A	N/A
54920260805560	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 08:31	2026-04-17 10:50	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-Sufficient documentation received.  - Due Diligence Vendor-04/17/2026
Ready for Review-Document Uploaded. all these have expired per CO state law these are no longer valid  - Seller-04/14/2026
Counter-This is an investor requirement. - Due Diligence Vendor-04/02/2026
Ready for Review-as per underwriter that we need to clear all high risks alerts from the fraud report, and these are not considered high risk - Seller-04/02/2026
Counter-Guidelines do not specify attachment to property. - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded. the attached documents i submitted verifies no liens can attach to property and our mortgage position  is secure - Seller-03/27/2026
Counter-Document provided does not verify following tax liens reflect on fraud report are satisfied or paid-off, as required by investor guidelines. - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded.  - Seller-03/24/2026
Open-Please provide documentation to verify following tax liens reflect on fraud report are satisfied or paid-off : Tax Lien of $XXXXX, $XXX, $XXX, $XXXX, $XXX & $XXXX.  - Due Diligence Vendor-03/24/2026
															Ready for Review-Document Uploaded. all these have expired per CO state law these are no longer valid - Seller-04/14/2026 Ready for Review-as per underwriter that we need to clear all high risks alerts from the fraud report, and these are not considered high risk - Seller-04/02/2026 Ready for Review-Document Uploaded. the attached documents i submitted verifies no liens can attach to property and our mortgage position is secure - Seller-03/27/2026 Ready for Review-Document Uploaded. - Seller-03/24/2026	Resolved-Sufficient documentation received. - Due Diligence Vendor-04/17/2026	XXXXX - O&E.pdf XXXXX - O&E.pdf County Court expires in 6 years.pdf RE_ EXXXXX XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8286374	N/A	N/A
54920260805560	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-19 06:10	2026-03-25 15:17	Resolved	1 - Information	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Resolved-Audited DTI of 49.75% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded.  - Seller-03/24/2026
Open-Audited DTI of 50.77% exceeds Guideline DTI of 43% Recalculated DTI is 51.55%. Subject property is zoned as PUD with HOA dues of $XXX as per online search but currently treated as SFR in the file, also REO property XXXX XXXXXXXX XXX reflect HOA dues of $XX as per fraud report. - Due Diligence Vendor-03/24/2026
Open-Audited DTI of 49.95% exceeds Guideline DTI of 43% The Audited DTI of 49.95% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-03/19/2026
															Ready for Review-Document Uploaded. - Seller-03/24/2026	Resolved-Audited DTI of 49.75% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-03/25/2026	XXXXX - 1008 - URLA.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8206639	N/A	N/A
54920260805560	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-18 17:49	2026-03-25 13:19	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. - Seller-03/24/2026 Open-Evidence of Rate Lock Missing Missing evidence of Rate lock in loan file. Additional conditions may apply. - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. - Seller-03/24/2026	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/25/2026	RATE LOCK.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8200069	N/A	N/A
54920260805545	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-13 10:10	2026-03-20 10:56	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. - Seller-03/20/2026 Open-Evidence of Rate Lock Missing - Due Diligence Vendor-03/13/2026	Ready for Review-Document Uploaded. - Seller-03/20/2026	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/20/2026	RATE LOCK.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8096781	N/A	N/A
54920260805520	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-17 08:14	2026-04-30 09:59	Resolved	1 - Information	Property	Appraisal	Missing Secondary Valuation
Resolved-Valid AVM received. - Due Diligence Vendor-04/30/2026

Ready for Review-Document Uploaded.  - Seller-04/30/2026

Counter-AVM provided has been submitted for use as primary valuation and has already been received. This is a first lien transaction and requires two, non-expired valuations.  - Due Diligence Vendor-04/29/2026

Ready for Review-Document Uploaded.  - Seller-04/24/2026

Counter-AVM provided has been submitted for use as primary valuation. This is a first lien transaction and requires two, non-expired valuations.  - Due Diligence Vendor-04/23/2026

Ready for Review-Document Uploaded.  - Seller-04/21/2026

Open-A valid secondary valuation supporting the origination appraisal value is not present. Required secondary valuation (1st lien HELOC) missing from loan file. Additional conditions may apply. - Due Diligence Vendor-04/17/2026
															Ready for Review-Document Uploaded. - Seller-04/30/2026 Ready for Review-Document Uploaded. - Seller-04/24/2026 Ready for Review-Document Uploaded. - Seller-04/21/2026	Resolved-Valid AVM received. - Due Diligence Vendor-04/30/2026	XXX_X_XXXXX_XX_XXX_XXXXX_XX_XXXXXX_XXXXXXXXX_XXXX.pdf AVM.pdf XXX_X_XXXXX_XX_XXX_XXXXX_XX_XXXXXX_XXXXXXXXX_XXXX.pdf AVM_XXXXXXXXXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8732877	N/A	N/A
54920260805520	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-16 09:42	2026-04-30 09:58	Resolved	1 - Information	Property	Missing Doc	Missing Appraisal (Property)	Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-04/22/2026 Ready for Review-Document Uploaded. - Seller-04/21/2026 Open-Appraisal or other primary valuation product is missing AVM or other primary valuation product is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-04/16/2026	Ready for Review-Document Uploaded. - Seller-04/21/2026	Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-04/22/2026	AVM.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8705992	N/A	N/A
54920260805520	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-22 08:56	2026-04-30 09:58	Resolved	1 - Information	Credit	Missing Doc - Credit	AVM is Expired	Resolved-AVM is Expired Valid AVM received. - Due Diligence Vendor-04/30/2026 Resolved-AVM is Not Expired. - Due Diligence Vendor-04/23/2026 Ready for Review-Document Uploaded. - Seller-04/22/2026 Open-Primary valuation was 56 days old at close. - Due Diligence Vendor-04/22/2026 Open-AVM is Expired - Due Diligence Vendor-04/22/2026	Ready for Review-Document Uploaded. - Seller-04/22/2026	Resolved-AVM is Expired Valid AVM received. - Due Diligence Vendor-04/30/2026 Resolved-AVM is Not Expired. - Due Diligence Vendor-04/23/2026	XXX_X_XXXXX_XX_XXX_XXXXX_XX_XXXXXX_XXXXXXXXX_XXXX_XXXXXXXXXX_XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8817145	N/A	N/A
54920260805520	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-17 07:52	2026-04-23 11:47	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-04/23/2026 Ready for Review-Document Uploaded. - Seller-04/22/2026 Counter-Document provided is a float, not a lock. - Due Diligence Vendor-04/22/2026 Ready for Review-Document Uploaded. - Seller-04/21/2026 Open-Evidence of Rate Lock Missing Rate lock documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-04/17/2026	Ready for Review-Document Uploaded. - Seller-04/22/2026 Ready for Review-Document Uploaded. - Seller-04/21/2026	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-04/23/2026	RATE LOCK AGREEMENT.pdf coc.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8732462	N/A	N/A
54920260805520	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-17 07:26	2026-04-22 09:02	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Borrower address history is sufficient - Due Diligence Vendor-04/22/2026 Ready for Review-AS PER UNDERWRITTER NONE OF THE JUDGEMENTS ARE TIED TO ANY ADRESS OF HIS, THEY ARE SIMILAR NAME - Seller-04/21/2026 Open-Lender guidelines require that judgments, property tax liens, and past-due income taxes must be fully satisfied at or before closing, regardless of the amount. Please provide documentation that supports the judgments/property tax liens listed on fraud report have been fully satisfied. Additional conditions may apply. - Due Diligence Vendor-04/17/2026	Ready for Review-AS PER UNDERWRITTER NONE OF THE JUDGEMENTS ARE TIED TO ANY ADRESS OF HIS, THEY ARE SIMILAR NAME - Seller-04/21/2026	Resolved-Borrower address history is sufficient - Due Diligence Vendor-04/22/2026				XX	Primary Residence	Refinance	Cash Out - Other	8732009	N/A	N/A
54920260805617	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-18 10:20	2026-03-25 14:12	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. - Seller-03/24/2026 Open-Evidence of Rate Lock Missing Missing evidence of Rate lock from loan file. Additional conditions may apply. - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. - Seller-03/24/2026	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/25/2026	RATE LOCK AGREEMENT.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8184451	N/A	N/A
54920260805484	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-12 13:21	2026-03-19 13:30	Resolved	1 - Information	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Resolved-Approval/Underwriting Summary is fully present - Due Diligence Vendor-03/19/2026 Ready for Review-Document Uploaded. - Seller-03/18/2026 Open-Missing Approval/Underwriting Summary - Due Diligence Vendor-03/12/2026	Ready for Review-Document Uploaded. - Seller-03/18/2026	Resolved-Approval/Underwriting Summary is fully present - Due Diligence Vendor-03/19/2026	FINAL 1008.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8078172	N/A	N/A
54920260805484	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-12 10:06	2026-03-17 09:53	Resolved	1 - Information	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-03/17/2026 Open-All Interested Parties Not Checked with Exclusionary Lists - Due Diligence Vendor-03/12/2026		Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-03/17/2026				XX	Primary Residence	Refinance	Cash Out - Other	8071706	N/A	N/A
54920260805484	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-12 10:06	2026-03-17 09:53	Resolved	1 - Information	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-XXXX Check Completed and Cleared - Due Diligence Vendor-03/17/2026 Open-XXXX Check Not Completed and/or Cleared - Due Diligence Vendor-03/12/2026		Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-03/17/2026				XX	Primary Residence	Refinance	Cash Out - Other	8071707	N/A	N/A
54920260805484	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-12 10:06	2026-03-17 09:53	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-03/17/2026 Ready for Review-Document Uploaded. - Seller-03/16/2026 Open-Missing Third Party Fraud Report - Due Diligence Vendor-03/12/2026	Ready for Review-Document Uploaded. - Seller-03/16/2026	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-03/17/2026	FRAUD REPORT.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8071708	N/A	N/A
54920260805001	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2023-12-11 10:01	2026-07-19 15:00	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 IRS Transcripts Missing
Waived-"A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

Waived-Per Investor:GL section 4-2-6-5, requires transcripts for all borrowers, however our investor’s guidelines require transcripts for only self-employed borrowers. We have provided a blanket internal exception to waive transcripts for non S/E borrowers. - Due Diligence Vendor-01/09/2024

Acknowledged-Per client: GL section 4-2-6-5, requires transcripts for all borrowers, however our investor’s guidelines require transcripts for only self-employed borrowers. We have provided a blanket internal exception to waive transcripts for non S/E borrowers. - Due Diligence Vendor-12/15/2023

Open-Borrower 1 IRS Transcripts for prior 2 years are missing. - Due Diligence Vendor-12/11/2023

Waived-"A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

 Waived-Per Investor:GL section 4-2-6-5, requires transcripts for all borrowers, however our investor’s guidelines require transcripts for only self-employed borrowers. We have provided a blanket internal exception to waive transcripts for non S/E borrowers. - Due Diligence Vendor-01/09/2024

 Acknowledged-Per client: GL section 4-2-6-5, requires transcripts for all borrowers, however our investor’s guidelines require transcripts for only self-employed borrowers. We have provided a blanket internal exception to waive transcripts for non S/E borrowers. - Due Diligence Vendor-12/15/2023

																				XX	Primary Residence	Refinance	Cash Out - Other	1304699	Investor Post-Close	No
54920260805001	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2023-12-11 09:41	2026-07-19 14:59	Waived	2 - Non-Material	Credit	Eligibility	Transaction Ineligible
Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

Waived-Per investor: guidelines, section 4-4-45, states: “Minimum draw term 60 months,” however our investor’s guidelines allow a draw term of 36 months, thus we have provided a blanket internal exception to mirror our investor's guidelines. - Due Diligence Vendor-01/09/2024

Acknowledged-Per client: guidelines, section 4-4-45, states: “Minimum draw term 60 months,” however our investor’s guidelines allow a draw term of 36 months, thus we have provided a blanket internal exception to mirror our investor's guidelines. - Due Diligence Vendor-12/15/2023

Open-The Lender guideline reflects a minimum draw period of 60 months for the HELOC program.  The Note in file reflects a 36 month draw period. - Due Diligence Vendor-12/12/2023

Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

 Waived-Per investor: guidelines, section 4-4-45, states: “Minimum draw term 60 months,” however our investor’s guidelines allow a draw term of 36 months, thus we have provided a blanket internal exception to mirror our investor's guidelines. - Due Diligence Vendor-01/09/2024

 Acknowledged-Per client: guidelines, section 4-4-45, states: “Minimum draw term 60 months,” however our investor’s guidelines allow a draw term of 36 months, thus we have provided a blanket internal exception to mirror our investor's guidelines. - Due Diligence Vendor-12/15/2023

																				XX	Primary Residence	Refinance	Cash Out - Other	1304582	Investor Post-Close	No
54920260805001	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2023-12-11 10:31	2024-01-05 16:35	Resolved	1 - Information	Credit	Missing Doc	Missing Proof of Other Income - Pension, Retirement, Disability (Borrower)
Resolved-Proof of receipt received.  - Due Diligence Vendor-01/05/2024
Ready for Review-Document Uploaded. XXX Additional 1 month bank statement XX/XX/XXXX - XX/XX/XXXX. - Buyer-01/05/2024
Counter-Please provide the 2nd month's bank statement to satisfy the 2 month bank statement requirement.  We have 1 month dated from XX/XX/XXXX thru XX/XX/XXXX.  Provide statement before or after these dates. - Due Diligence Vendor-12/29/2023
Ready for Review-Document Uploaded. Please see the attached document. - Buyer-12/19/2023
Open-There is no verification of the other income used to qualify.   There should be an award letter/pension letter or current 1099 for Borrower1's other retirement, pension, disability type of income in file. Lender guidelines for Fixed income requires a copy of award letter or 1099 AND proof of receipt for two months.  The pension income in file only has proof of one month receipt. The file is missing proof of 2 months receipt of pension income. - Due Diligence Vendor-12/11/2023
																Resolved-Proof of receipt received. - Due Diligence Vendor-01/05/2024	XXXXXXXXX - Proof of Other Income.pdf Bank Stmt- XX/XX/XXXX - XX/XX/XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1304855	N/A	N/A
54920260805001	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2023-12-08 10:19	2024-01-05 09:21	Resolved	1 - Information	Property	Property	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Resolved-Disaster report received. - Due Diligence Vendor-01/05/2024 Ready for Review-Document Uploaded. Disaster Inspection Report uploaded with no damage to the subject property. - Buyer-01/05/2024 Open-Subject property is in recent disaster area and there is no post incident inspection Flood post disaster document is missing - Due Diligence Vendor-12/08/2023		Resolved-Disaster report received. - Due Diligence Vendor-01/05/2024	Invoice.pdf XXX Warranty.pdf Disaster Inspection Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1300707	N/A	N/A
54920260805001	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2023-12-12 08:45	2023-12-12 08:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/12/2023		Acknowledged-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/12/2023				XX	Primary Residence	Refinance	Cash Out - Other	1307244	Investor Post-Close	No
54920260805001	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2023-12-12 08:44	2023-12-12 08:44	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/12/2023		Acknowledged-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/12/2023				XX	Primary Residence	Refinance	Cash Out - Other	1307238	Investor Post-Close	No
54920260805401	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-04-03 13:52	2025-10-14 12:17	Cured	2 - Non-Material	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Cured-. - Due Diligence Vendor-10/14/2025
Cured-Lender provided post close VVOE. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/14/2025
Ready for Review-Post close VVOE is acceptable, however you can change the grade from D to B as VVOE is not within 10 days of closing. - Buyer-10/13/2025
Counter-The published guideline has not been met.  - Due Diligence Vendor-10/09/2025
Ready for Review-Kindly change the rating of condition from D To B - Buyer-10/03/2025
Counter-VVOE is 4 months post close. XXXXXX guidelines require "Borrower’s current employment status is required for all borrowers within ten business days from the
Mortgage Note date." Note date XX/XX/XXXX. - Due Diligence Vendor-09/30/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/17/2025
Open-Borrower 1 3rd Party VOE Prior to Close Missing The VVOE in file for B1 is not within 10 business days from closing, as required by guidelines. The VVOE is dated XX/XX/XXXX and the closing was XX/XX/XXXX. - Due Diligence Vendor-04/03/2025
																Cured-. - Due Diligence Vendor-10/14/2025 Cured-Lender provided post close VVOE. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/14/2025	VOE.doc.pdf			XX	Primary Residence	Refinance	Cash Out - Other	3776909	N/A	N/A
54920260805003	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-04-03 07:02	2026-07-19 15:02	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 2	Resolved-Received B2 Driver's license. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-Received. - Due Diligence Vendor-04/16/2025 Ready for Review-Document Uploaded. XXX B2 identification - Buyer-04/11/2025 Open-Borrower 2 identification not provided. - Due Diligence Vendor-04/03/2025		Resolved-Received B2 Driver's license. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-Received. - Due Diligence Vendor-04/16/2025	B2 ID.pdf			XX	Primary Residence	Refinance	Cash Out - Other	3761494	N/A	N/A
54920260805151	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-05-02 08:25	2026-07-19 15:05	Waived	2 - Non-Material	Credit	Missing Doc	Missing 3rd Party Verbal Verification of Employment (Borrower 2)
Waived-A policy exception was issued prior to closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Exception form received.  - Due Diligence Vendor-08/19/2025
Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-08/13/2025
Counter-Received lender exception however the compensating factor regarding the Credit Score is not valid.  It indicates the credit score is greater than or equal to 10+ points.  The qualifying credit score is 648 and the guideline minimum FICO is 640.  Please provided corrected lender exception with 2 valid compensating factors.  Condition remains.   - Due Diligence Vendor-07/30/2025
Ready for Review-Document Uploaded. XXX Exception to use future guideline dated 06/26 for self employed 30 days VVOE - Buyer-07/30/2025
Open-Missing 3rd Party Verification of Self-Employment business through a third-party source, dated within 10 business days prior to the Note date for Borrower 2 self-employment. The income statement provided in file was dated XX/XX/XXXX, which was 13 business days from closing date XX/XX/XXXX. - Due Diligence Vendor-05/02/2025
																Waived-A policy exception was issued prior to closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception form received. - Due Diligence Vendor-08/19/2025	Exception Form.pdf		36+ months 0x30 housing payment history No derogatory events	XX	Primary Residence	Refinance	Cash Out - Other	4026272	Originator Pre-Close	Yes
54920260805023	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-21 11:34	2025-07-07 09:32	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match	Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-07/07/2025 Ready for Review-Document Uploaded. Please see attached final ALTA and Post consummation HELOC Disbursement schedule - Buyer-07/03/2025 Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. - Due Diligence Vendor-06/21/2025		Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-07/07/2025	Post Closing HELOC Disbursement Schedule.pdf Final ALTA - XXXXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4521004	N/A	N/A
54920260805048	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-16 23:20	2026-07-17 08:25	Resolved	1 - Information	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Lender provided Permanent Resident card. Condition cleared. - Due Diligence Vendor-06/27/2025 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-06/27/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-06/26/2025 Open-Borrower 1 Citizenship Documentation Is Missing Provide a valid and current Permanent Resident Card (Form I-551) or a passport stamped to indicate temporary evidence of permanent resident status (I-551 stamp), as the borrower is a Permanent Resident. - Due Diligence Vendor-06/17/2025		Resolved-Lender provided Permanent Resident card. Condition cleared. - Due Diligence Vendor-06/27/2025 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-06/27/2025	PRA Card.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4467190	N/A	N/A
54920260805073	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-13 12:43	2025-06-26 14:52	Resolved	1 - Information	Credit	Missing Doc	Missing Evidence that Second Home is Owned Free and Clear	Resolved-Mortgage statement confirming PITI payment received. - Due Diligence Vendor-06/26/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-06/25/2025 Open-Missing Evidence that Second Home is Owned Free and Clear Second Home Property Documents missing in loan file - Due Diligence Vendor-06/13/2025		Resolved-Mortgage statement confirming PITI payment received. - Due Diligence Vendor-06/26/2025	Mortgage statement for second home.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4443309	N/A	N/A
54920260805101	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-16 12:17	2025-07-10 12:52	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-07/10/2025 Ready for Review-Document Uploaded. Please see attached Final ALTA/HUD - Buyer-07/10/2025 Open-Final HUD-1 Document is missing. The loan file contained only an Estimated ALTA Settlement Statement. - Due Diligence Vendor-06/16/2025		Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-07/10/2025	ClosingStatementBuyer_X/XX/XXXX_13-12.pdf			XX	Investment	Refinance	Cash Out - Other	4459727	N/A	N/A
54920260805101	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-16 13:09	2025-07-10 12:51	Resolved	1 - Information	Property	Property	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Resolved-Post incident inspection provided - Due Diligence Vendor-07/10/2025 Ready for Review-Document Uploaded. Please find the attached PCI Report. - Buyer-07/10/2025		Resolved-Post incident inspection provided - Due Diligence Vendor-07/10/2025	PCI Report.pdf			XX	Investment	Refinance	Cash Out - Other	4460836	N/A	N/A
54920260805036	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-30 09:51	2025-08-04 10:58	Resolved	1 - Information	Credit	Missing Doc	Missing income documentation	Resolved-Proof of receipt not required per guidelines. - Due Diligence Vendor-08/04/2025 Ready for Review-As per Button Guidelines section 4-2-6-13a Types of Fixed Income and Documentation Requirements, only Award letter is sufficient to document VA Benefit income. - Buyer-07/31/2025 Open-Per guidelines, VA Benefits require award letter and proof of receipt of income with two months of full bank statements showing income being deposited into the borrower's account. Bank statements are missing. Additional conditions may apply. - Due Diligence Vendor-07/30/2025		Resolved-Proof of receipt not required per guidelines. - Due Diligence Vendor-08/04/2025				XX	Investment	Refinance	Cash Out - Other	4993255	N/A	N/A
54920260805039	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-16 06:09	2025-06-27 10:34	Resolved	1 - Information	Credit	Missing Doc	The Note is Incomplete	Resolved-Lender provided complete Note with Section 12A and 12B. Condition cleared. - Due Diligence Vendor-06/27/2025 Ready for Review-Document Uploaded. Please see attached correct NOTE - Buyer-06/26/2025 Open-The Note is Incomplete Note document section 12: A And 12: B Section is Missing - Due Diligence Vendor-06/16/2025		Resolved-Lender provided complete Note with Section 12A and 12B. Condition cleared. - Due Diligence Vendor-06/27/2025	Corrected NOTE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4454487	N/A	N/A
54920260805039	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-23 11:54	2025-06-27 10:33	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match	Resolved-Lender provided HELOC Agreement and HUD with matching fees. Condition cleared. - Due Diligence Vendor-06/27/2025 Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-06/27/2025 Ready for Review-Document Uploaded. Please see attached matching HELOC agreement with Final SS - Buyer-06/26/2025 Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. - Due Diligence Vendor-06/23/2025		Resolved-Lender provided HELOC Agreement and HUD with matching fees. Condition cleared. - Due Diligence Vendor-06/27/2025 Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-06/27/2025	HELOC Agreement.pdf Final SS.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4529483	N/A	N/A
54920260805019	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-16 11:45	2025-06-27 11:11	Resolved	1 - Information	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Lender provided flood policy. Condition cleared. - Due Diligence Vendor-06/27/2025 Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-06/27/2025 Ready for Review-Document Uploaded. XXX Flood insurance - Buyer-06/26/2025 Open-Missing Flood Insurance Policy - Due Diligence Vendor-06/16/2025		Resolved-Lender provided flood policy. Condition cleared. - Due Diligence Vendor-06/27/2025 Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-06/27/2025	Flood.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4459276	N/A	N/A
54920260805098	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-01 10:09	2026-07-19 15:07	Waived	2 - Non-Material	Credit	Eligibility	Transaction Ineligible	Waived-A policy exception was issued prior to closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Document Uploaded. Exception form for acreage received. - Due Diligence Vendor-08/01/2025 Open-Subject property acreage is greater than guideline maximum. - Due Diligence Vendor-08/01/2025		Waived-A policy exception was issued prior to closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Document Uploaded. Exception form for acreage received. - Due Diligence Vendor-08/01/2025	Exception Form.pdf		Minimal debts/Revolving accounts 4 years at same job	XX	Primary Residence	Refinance	Cash Out - Other	5022604	Originator Pre-Close	Yes
54920260805266	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-16 15:42	2026-07-19 15:26	Resolved	1 - Information	Credit	Missing Doc	Missing Documentation- Visa or Valid Passport (Borrower 2)	Resolved-Received 1003 reflecting B2 as US citizen and letter from XXXXXX stating the broker verified with attorney. - Due Diligence Vendor-07/19/2026 Resolved-Resolved. - Due Diligence Vendor-08/19/2025 Ready for Review-Document Uploaded. B2 is US Citizen. Please find the attached 1003 and confirmation email of borrower citizenship status. - Buyer-08/13/2025 Open-Missing Documentation- Visa or Valid Passport (Borrower 2) - Due Diligence Vendor-06/16/2025		Resolved-Received 1003 reflecting B2 as US citizen and letter from Button stating the broker verified with attorney. - Due Diligence Vendor-07/19/2026 Resolved-Resolved. - Due Diligence Vendor-08/19/2025	B2 US Citizen.pdf 1003.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	4463726	N/A	N/A
54920260805266	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-16 13:42	2025-08-22 14:21	Resolved	1 - Information	Credit	Closing	Borrower 1 Photo ID is expired	Resolved-Borrower photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. - Due Diligence Vendor-08/22/2025 Ready for Review-Document Uploaded. Renewed DL attached - Buyer-08/21/2025 Counter-Documentation is insufficient. - Due Diligence Vendor-08/19/2025 Ready for Review-Document Uploaded. Loan is closed with two witnesses at the time of closing. Please find the attached document. - Buyer-08/13/2025 Open-Borrower photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. - Due Diligence Vendor-06/16/2025		Resolved-Borrower photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. - Due Diligence Vendor-08/22/2025	XXXXXXX ID XXXX (1).pdf XXXXXXX updated id.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	4461510	N/A	N/A
54920260805020	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-11 12:53	2025-06-30 15:08	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Lender provided the Final Alta Settlement Statement consistent with the final Loan Disbursement Schedule. Condition cleared. - Due Diligence Vendor-06/30/2025 Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-06/30/2025 Ready for Review-Document Uploaded. Please see attached Final SS and Post Consummation HELOC Disbursement Schedule - Buyer-06/30/2025 Open-Final HUD-1 Document is missing. Compliance testing utilized Preliminary/ Estimated HUD from loan file. Additional exceptions may occur upon receipt of complete Final HUD-1. - Due Diligence Vendor-06/11/2025		Resolved-Lender provided the Final Alta Settlement Statement consistent with the final Loan Disbursement Schedule. Condition cleared. - Due Diligence Vendor-06/30/2025 Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-06/30/2025	Final SS- Doughty.pdf Post Closing HELOC Disbursement Schedule - Doughty.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4413556	N/A	N/A
54920260805093	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-27 00:39	2025-07-18 11:10	Resolved	1 - Information	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-07/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-07/17/2025 Open-Missing Flood Insurance Policy - Due Diligence Vendor-06/27/2025		Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-07/18/2025	flood insurance policy.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	4581270	N/A	N/A
54920260805014	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-18 09:08	2026-07-19 15:27	Waived	2 - Non-Material	Credit	Eligibility	Trade line count does not meet program requirements	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a . - Due Diligence Vendor-07/19/2026 Waived-Lender guideline states At least two active tradelines with a 24-month history. Despite this requirement, Documentation in file indicates 3rd Borrower's two tradelines are not a 24-month history. Lender provided exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-07/18/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a . - Due Diligence Vendor-07/19/2026 Waived-Lender guideline states At least two active tradelines with a 24-month history. Despite this requirement, Documentation in file indicates 3rd Borrower's two tradelines are not a 24-month history. Lender provided exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-07/18/2025			1. CLTV <5% below the Maximum qualifying. 2. Employment for an extended period at the same job.	XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	4866320	Originator Pre-Close	Yes
54920260805014	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-18 08:30	2025-07-30 09:19	Resolved	1 - Information	Property	Property	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Resolved-Received Property Condition Inspection evidencing no issues. Condition cleared. - Due Diligence Vendor-07/30/2025 Resolved-Post incident inspection provided - Due Diligence Vendor-07/30/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-07/29/2025 Open-Subject property is in recent disaster area and there is no post incident inspection - Due Diligence Vendor-07/18/2025		Resolved-Received Property Condition Inspection evidencing no issues. Condition cleared. - Due Diligence Vendor-07/30/2025 Resolved-Post incident inspection provided - Due Diligence Vendor-07/30/2025	PCI Report.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	4865556	N/A	N/A
54920260805100	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-13 08:48	2025-06-30 14:03	Resolved	1 - Information	Compliance	Rescission:Variance	Federal - Right of Rescission Disclosure Variance Failure (TILA)
Resolved-Lender provided correct Notary date.  Condition cleared.  - Due Diligence Vendor-06/30/2025
Resolved-Resolved - Due Diligence Vendor-06/30/2025
Ready for Review-Document Uploaded. As per signing date of XX/XX/XXXX, recession date is XX/XX/XXXX and funding date is XX/XX/XXXX. If you are calculating the recession date from the notary sign date on DOT. please see attached corrected page - Buyer-06/26/2025
Open-The lender's disclosed "Right to Cancel Expire Date" (XX/XX/XXXX) is earlier than the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) - Due Diligence Vendor-06/13/2025
																Resolved-Lender provided correct Notary date. Condition cleared. - Due Diligence Vendor-06/30/2025 Resolved-Resolved - Due Diligence Vendor-06/30/2025	Revised DOT corrected Notary date.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4438718	N/A	N/A
54920260805100	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-13 08:48	2025-06-30 14:03	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement) (TILA)
Resolved-Lender provided correct Notary date.  Condition cleared.  - Due Diligence Vendor-06/30/2025
Resolved-Resolved - Due Diligence Vendor-06/30/2025
Ready for Review-Document Uploaded. As per signing date of XX/XX/XXXX, recession date is XX/XX/XXXX and funding date is XX/XX/XXXX. If you are calculating the recession date from the notary sign date on DOT. please see attached corrected page. - Buyer-06/26/2025
Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) - Due Diligence Vendor-06/13/2025
																Resolved-Lender provided correct Notary date. Condition cleared. - Due Diligence Vendor-06/30/2025 Resolved-Resolved - Due Diligence Vendor-06/30/2025	Revised DOT corrected Notary date.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4438717	N/A	N/A
54920260805007	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 13:16	2026-01-06 13:26	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-08/04/2025 Ready for Review-Document Uploaded. XXX ALTA. Also see attached Revised HELOC Disbursement schedule sent to borrower. - Seller-07/31/2025 Open-Final HUD-1 Document is missing. Compliance will need to be completed upon receipt. Additional conditions may apply. - Due Diligence Vendor-07/10/2025	Ready for Review-Document Uploaded. XXX ALTA. Also see attached Revised HELOC Disbursement schedule sent to borrower. - Seller-07/31/2025	Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-08/04/2025	Revised HELOC disbursement schedule.pdf ALTA.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4770163	N/A	N/A
54920260805007	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 12:44	2025-12-12 10:19	Resolved	1 - Information	Credit	Missing Doc	The Note is Missing	Resolved-The Note is Present - Due Diligence Vendor-08/04/2025 Ready for Review-Document Uploaded. XXX - Buyer-07/31/2025 Open-The Note is Missing The Note is missing. Additional conditions may apply. - Due Diligence Vendor-07/16/2025		Resolved-The Note is Present - Due Diligence Vendor-08/04/2025	NOTE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4769497	N/A	N/A
54920260805007	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 13:14	2025-08-04 11:55	Resolved	1 - Information	Compliance	Disclosure	TILA: NORTC Missing for one or more borrowers/vested parties	Resolved-TILA: Notice of Right to Cancel is provided - Due Diligence Vendor-08/04/2025 Ready for Review-Document Uploaded. XXX - Buyer-07/31/2025 Open-TILA: NORTC Missing for one or more borrowers/vested parties NORTC Missing for one or more borrowers/vested parties. Additional conditions may apply. - Due Diligence Vendor-07/10/2025		Resolved-TILA: Notice of Right to Cancel is provided - Due Diligence Vendor-08/04/2025	NRTC.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4770125	N/A	N/A
54920260805007	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 12:50	2025-08-04 11:53	Resolved	1 - Information	Credit	Missing Doc	Missing Mortgage/Deed of Trust	Resolved-The Deed of Trust is Present - Due Diligence Vendor-08/04/2025 Ready for Review-Document Uploaded. XXX - Buyer-07/31/2025 Open-The Deed of Trust is Missing The Deed of Trust is missing. Additional conditions may apply. - Due Diligence Vendor-07/10/2025		Resolved-The Deed of Trust is Present - Due Diligence Vendor-08/04/2025	DOT.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4769645	N/A	N/A
54920260805007	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 13:14	2025-07-30 11:54	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/10/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/10/2025				XX	Primary Residence	Refinance	Cash Out - Other	4770126	Investor Post-Close	No
54920260805061	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 10:25	2026-07-19 15:32	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-07/19/2026 Acknowledged-RESPA: Servicing Transfer Notice Missing. Servicing Transfer Notice Missing. - Due Diligence Vendor-07/10/2025		Acknowledged-This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-07/19/2026 Acknowledged-RESPA: Servicing Transfer Notice Missing. Servicing Transfer Notice Missing. - Due Diligence Vendor-07/10/2025				XX	Investment	Refinance	Cash Out - Other	4766284	Investor Post-Close	No
54920260805061	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 09:13	2026-07-19 15:32	Resolved	1 - Information	Credit	Missing Doc	The Note is Missing	Resolved-Lender provided a fully executed Note by all borrowers. Documentation submitted is deemed acceptable. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-The Note is Missing - Due Diligence Vendor-08/01/2025 Ready for Review-Document Uploaded. XXX - Seller-07/30/2025 Open-The Note is Missing - Due Diligence Vendor-07/10/2025	Ready for Review-Document Uploaded. XXX - Seller-07/30/2025	Resolved-Lender provided a fully executed Note by all borrowers. Documentation submitted is deemed acceptable. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-The Note is Missing - Due Diligence Vendor-08/01/2025	NOTE.pdf			XX	Investment	Refinance	Cash Out - Other	4764251	N/A	N/A
54920260805061	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 10:22	2025-08-01 09:38	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match	Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-08/01/2025 Ready for Review-Document Uploaded. Fees are in sync on HELOC Agreement and ALTA - Buyer-07/30/2025 Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. - Due Diligence Vendor-07/10/2025		Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-08/01/2025	NOTE.pdf SS.pdf			XX	Investment	Refinance	Cash Out - Other	4766212	N/A	N/A
54920260805061	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 13:47	2025-08-01 09:38	Resolved	1 - Information	Compliance	Disclosure	HELOC has HUD1/ALTA with inaccurate dates	Resolved-HUD1/ALTA dates are accurate - Due Diligence Vendor-08/01/2025 Ready for Review-Document Uploaded. Please see the attached SS. It has correct dates. - Seller-07/30/2025 Open-HELOC has HUD1/ALTA with inaccurate dates - Due Diligence Vendor-07/10/2025	Ready for Review-Document Uploaded. Please see the attached SS. It has correct dates. - Seller-07/30/2025	Resolved-HUD1/ALTA dates are accurate - Due Diligence Vendor-08/01/2025	SS.pdf			XX	Investment	Refinance	Cash Out - Other	4770868	N/A	N/A
54920260805061	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 13:46	2025-08-01 09:34	Resolved	1 - Information	Credit	Missing Doc	Missing Mortgage/Deed of Trust	Resolved-The Deed of Trust is Present - Due Diligence Vendor-08/01/2025 Ready for Review-Document Uploaded. XXX - Buyer-07/30/2025 Open-The Deed of Trust is Missing - Due Diligence Vendor-07/10/2025		Resolved-The Deed of Trust is Present - Due Diligence Vendor-08/01/2025	DOT.pdf			XX	Investment	Refinance	Cash Out - Other	4770851	N/A	N/A
54920260805006	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-27 10:10	2025-07-30 09:30	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received mortgage statements for 12-month history. Condition cleared. - Due Diligence Vendor-07/30/2025 Ready for Review-Document Uploaded. Please find the attached document for 12 months mortgage history. - Buyer-07/29/2025 Open-Housing History Does Not Meet Guideline Requirements Guidelines require 0x30x6 and 1x30x24 mortgage payment history. The loan file contains only 1 mortgage statement reflecting 1 payment for both the 1st and 2nd liens. No current mortgage history on credit report. No exception in file. - Due Diligence Vendor-07/27/2025		Resolved-Received mortgage statements for 12-month history. Condition cleared. - Due Diligence Vendor-07/30/2025	VOM.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4959048	N/A	N/A
54920260805081	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-31 13:39	2025-08-06 13:36	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received statement and credit report to show 1st lien mortgage history with 49 months reviewed before loan was transferred. Condition cleared. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please find the attached document for housing history. - Buyer-08/05/2025 Open-Housing History Does Not Meet Guideline Requirements Primary property mortgage history verified only 2 months. Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-07/31/2025		Resolved-Received statement and credit report to show 1st lien mortgage history with 49 months reviewed before loan was transferred. Condition cleared. - Due Diligence Vendor-08/06/2025	Mortgage transfer letter and mortgage statement.pdf Credit Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5012059	N/A	N/A
54920260805108	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-06-20 12:29	2025-07-11 12:45	Resolved	1 - Information	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Flood insurance policy was provided. Condition cleared. - Due Diligence Vendor-07/11/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-07/10/2025 Open-Missing Flood Insurance Policy - Due Diligence Vendor-06/20/2025		Resolved-Flood insurance policy was provided. Condition cleared. - Due Diligence Vendor-07/11/2025	flood insurance policy.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4514432	N/A	N/A
54920260805079	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-08 09:18	2026-07-19 15:49	Waived	2 - Non-Material	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-A per Guidelines, XXXX Income is an Ineligible source. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-07/08/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-A per Guidelines, XXXX Income is an Ineligible source. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-07/08/2025			CLTV 15% or more under requirement - Qualified CLTV XX.XX% and GL CLTV 75% and FICO 10 points above requirement - Qualifying Fico Score 752 & GL min fico 680.	XX	Second Home	Refinance	Cash Out - Other	4721944	Originator Pre-Close	Yes
54920260805079	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-08 08:15	2025-07-23 10:37	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Received E-Consent. Condition cleared. - Due Diligence Vendor-07/23/2025 Ready for Review-Document Uploaded. Please see attached. - Buyer-07/18/2025 Open-E-Consent documentation on TRID loan is missing for borrower(s). - Due Diligence Vendor-07/08/2025		Resolved-Received E-Consent. Condition cleared. - Due Diligence Vendor-07/23/2025	E-consent.pdf			XX	Second Home	Refinance	Cash Out - Other	4720642	N/A	N/A
54920260805064	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-03 11:35	2026-07-19 15:50	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Guidelines require a Credit Refresh (LQI) when the credit report is older than 45 days. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/03/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Guidelines require a Credit Refresh (LQI) when the credit report is older than 45 days. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/03/2025			CLTV <5% below the Maximum. Employment for an extended period at the same job. 36+ months 0s30 housing payment history.	XX	Investment	Refinance	Cash Out - Other	5034641	Originator Pre-Close	Yes
54920260805064	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-03 11:40	2026-07-19 15:50	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/03/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/03/2025			CLTV 5% below the Maximum Qualifying. Employment for an extended period at the same time. 36+ months 0x30 housing payment history.	XX	Investment	Refinance	Cash Out - Other	5034653	Originator Pre-Close	Yes
54920260805016	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-03 13:57	2026-07-19 15:52	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Guidelines require a Refresh (LQI) when the credit report is > 45 days old. the credit report in file is 53 days. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/03/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Guidelines require a Refresh (LQI) when the credit report is > 45 days old. the credit report in file is 53 days. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/03/2025			CLTV <5% below Maximum Qualifying; Credit Score > 10 points more than qualifying; No Derogatory events.	XX	Primary Residence	Refinance	Cash Out - Other	5034875	Originator Pre-Close	Yes
54920260805062	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 13:25	2026-07-19 15:52	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 44.75% exceeds Guideline DTI of 43%, A lender exception is present in the loan file, dated prior to consummation, providing adequate comp factors. - Due Diligence Vendor-07/10/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 44.75% exceeds Guideline DTI of 43%, A lender exception is present in the loan file, dated prior to consummation, providing adequate comp factors. - Due Diligence Vendor-07/10/2025			1.Employment for an extended period at the same job 2. Minimal debts / Revolving accounts	XX	Primary Residence	Refinance	Cash Out - Other	4770418	Originator Pre-Close	Yes
54920260805052	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-25 13:10	2026-07-19 15:54	Waived	2 - Non-Material	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements
Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Exception form with valid comp factors received. - Due Diligence Vendor-08/21/2025
Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-08/18/2025
Counter-An exception form was not uploaded as indicated in the comment.  Please provide document.  Condition remains.  - Due Diligence Vendor-08/18/2025
Ready for Review-Please find the attached exception form. - Buyer-08/13/2025
Counter-Please provide documentation tying document to collection-acct # cross reference, collection amount, etc. - Due Diligence Vendor-07/31/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-07/30/2025
Open-Delinquent Credit History Does Not Meet Guideline Requirements. Collection account balance ($X,XXX) on credit report exceeds maximum balance allowed of $X,XXX per guidelines. Collection account was not paid off at closing per Final HUD in file. - Due Diligence Vendor-07/25/2025
																Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception form with valid comp factors received. - Due Diligence Vendor-08/21/2025	Notice of dismissal for collection account.pdf Exception Form.pdf		Employment of 5 years on the same job 36+ months 0x30 housing payment history	XX	Primary Residence	Refinance	Cash Out - Other	4951221	Investor Post-Close	No
54920260805030	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-26 20:04	2025-07-30 12:01	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received mortgage statement indicating taxes and insurance are included. Condition cleared. - Due Diligence Vendor-07/30/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-07/29/2025 Open-Missing documentation that mortgage payment of $XXXX.XX for other REO (listed as REO3b on the application) is inclusive of taxes and insurance. - Due Diligence Vendor-07/27/2025		Resolved-Received mortgage statement indicating taxes and insurance are included. Condition cleared. - Due Diligence Vendor-07/30/2025	Mortgage statement.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4958376	N/A	N/A
54920260805063	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-10 14:29	2026-07-19 16:32	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 47.21% exceeds Guideline DTI of 45% Guidelines allow a maximum DTI of 45% if the LTV is <=80%. The DTI is 47.79%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-07/10/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 47.21% exceeds Guideline DTI of 45% Guidelines allow a maximum DTI of 45% if the LTV is <=80%. The DTI is 47.79%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-07/10/2025			1. Employment for an extended period at the same job 2. Credit Score >/= 10+ Points more than qualifying 3. 36+ Months 0x30 housing payment history	XX	Primary Residence	Refinance	Cash Out - Other	4771714	Originator Pre-Close	Yes
54920260805102	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-04 13:53	2025-08-06 10:20	Resolved	1 - Information	Credit	Missing Doc	HO-6 Insurance Policy is Missing	Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-08/06/2025 Resolved-Received Master Insurance Policy with evidence of Walls In coverage with 100% replacement cost. Condition cleared. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Master insurance policy has XXXXX in coverage hence HO6 policy is not required. - Buyer-08/05/2025 Open-HO-6 Insurance Policy is Missing - Due Diligence Vendor-08/04/2025		Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-08/06/2025 Resolved-Received Master Insurance Policy with evidence of Walls In coverage with 100% replacement cost. Condition cleared. - Due Diligence Vendor-08/06/2025	Master Insurance Policy.pdf			XX	Investment	Refinance	Cash Out - Other	5046608	N/A	N/A
54920260805027	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-16 07:53	2025-08-06 10:37	Resolved	1 - Information	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Received HOI with XXX. Condition cleared. - Due Diligence Vendor-08/06/2025 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/05/2025 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-07/16/2025		Resolved-Received HOI with XXX. Condition cleared. - Due Diligence Vendor-08/06/2025 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/06/2025	HOI Policy and RCE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4832673	N/A	N/A
54920260805076	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-09 15:03	2025-08-04 09:04	Resolved	1 - Information	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/04/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-07/31/2025 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-07/09/2025		Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/04/2025	HOI Policy and RCE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4755405	N/A	N/A
54920260805041	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-06 09:44	2026-07-19 16:34	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/19/2026 Acknowledged-RESPA: Servicing Transfer Notice Missing. Servicing Transfer Notice Missing. - Due Diligence Vendor-08/06/2025		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/19/2026 Acknowledged-RESPA: Servicing Transfer Notice Missing. Servicing Transfer Notice Missing. - Due Diligence Vendor-08/06/2025				XX	Primary Residence	Refinance	Cash Out - Other	5074092	Investor Post-Close	No
54920260805041	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-08 08:39	2026-07-19 16:33	Waived	2 - Non-Material	Credit	Eligibility	Borrower 1 Credit Report is Expired
Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026
Waived-Credit Report is 52 days older than note date but Credit Refresh (LQI) not in file. Per GL, Credit Refresh (LQI) is necessary when the lender uses a credit report that is older than 45 days from the note date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/08/2025

Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026

 Waived-Credit Report is 52 days older than note date but Credit Refresh (LQI) not in file. Per GL, Credit Refresh (LQI) is necessary when the lender uses a credit report that is older than 45 days from the note date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/08/2025

																			CLTV <5% below the Maximum Qualifying. DTI <5% below the Maximum Qualifying. Employment for an extended period at the same job - 21 Yrs.	XX	Primary Residence	Refinance	Cash Out - Other	5108553	Originator Pre-Close	Yes
54920260805041	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-06 10:20	2025-08-13 13:19	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-08/13/2025 Ready for Review-Document Uploaded. XXX AVM - Buyer-08/12/2025 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-08/06/2025		Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-08/13/2025	XXXXXX AVM_XXXXXXXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5074934	N/A	N/A
54920260805022	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-08 08:44	2025-07-25 12:49	Resolved	1 - Information	Compliance	Disclosure	TILA: NORTC Missing for one or more borrowers/vested parties	Resolved-TILA: Notice of Right to Cancel is provided - Due Diligence Vendor-07/25/2025 Ready for Review-Document Uploaded. Please see attached. - Buyer-07/25/2025 Open-TILA: NORTC Missing for one or more borrowers/vested parties - Due Diligence Vendor-07/08/2025		Resolved-TILA: Notice of Right to Cancel is provided - Due Diligence Vendor-07/25/2025	NRTC.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	4721245	N/A	N/A
54920260805022	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-08 09:05	2025-07-18 09:45	Resolved	1 - Information	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present. Evidence of policy premium received. Resolved. - Due Diligence Vendor-07/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-07/17/2025 Open-Hazard Insurance Policy Partially Provided , premium is missing in loan file. - Due Diligence Vendor-07/08/2025		Resolved-Hazard Insurance Policy is fully present. Evidence of policy premium received. Resolved. - Due Diligence Vendor-07/18/2025	HOI Policy.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	4721687	N/A	N/A
54920260805018	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 06:57	2025-08-29 14:03	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-08/29/2025 Resolved-Received. - Due Diligence Vendor-08/29/2025 Ready for Review-Please see the attachment. I have uploaded the final HUD. It was resolved, why the it was re-opened? - Buyer-08/26/2025 Open-Final HUD-1 Document is missing. - Due Diligence Vendor-08/16/2025 Resolved-Received final HUD. - Due Diligence Vendor-08/16/2025 Ready for Review-Document Uploaded. XXX - Seller-08/15/2025 Open-Final HUD-1 Document is missing. - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. XXX - Seller-08/15/2025	Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-08/29/2025 Resolved-Received. - Due Diligence Vendor-08/29/2025 Resolved-Received final HUD. - Due Diligence Vendor-08/16/2025	ClosingStatement_Final - XXXX-XX-XXXXXXXXX.XXX.pdf Executed FSS.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4816783	N/A	N/A
54920260805018	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 06:55	2025-08-15 19:31	Resolved	1 - Information	Compliance	Disclosure	Taxpayer Consent Form Missing	Resolved-. - Due Diligence Vendor-08/16/2025 Resolved-Taxpayer Consent Form provided. - Due Diligence Vendor-08/16/2025 Ready for Review-. - Due Diligence Vendor-08/16/2025 Ready for Review-Document Uploaded. - Seller-08/15/2025 Open-Post XX/XX/XXXX, the required Taxpayer Consent Form is missing from the file. Provide required Taxpayer Consent Form is missing from the file. - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. - Seller-08/15/2025	Resolved-. - Due Diligence Vendor-08/16/2025 Resolved-Taxpayer Consent Form provided. - Due Diligence Vendor-08/16/2025	Tax Payer.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4816759	N/A	N/A
54920260805018	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 06:55	2025-08-15 19:31	Resolved	1 - Information	Compliance	Disclosure	TILA: NORTC Missing for one or more borrowers/vested parties	Resolved-. - Due Diligence Vendor-08/16/2025 Resolved-TILA: Notice of Right to Cancel is provided - Due Diligence Vendor-08/16/2025 Ready for Review-Document Uploaded. XXX - Buyer-08/15/2025 Open-TILA: NORTC Missing for one or more borrowers/vested parties - Due Diligence Vendor-07/15/2025		Resolved-. - Due Diligence Vendor-08/16/2025 Resolved-TILA: Notice of Right to Cancel is provided - Due Diligence Vendor-08/16/2025	NRTC.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4816758	N/A	N/A
54920260805018	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 06:08	2025-08-15 19:28	Resolved	1 - Information	Credit	Missing Doc	Missing Mortgage/Deed of Trust	Resolved-. - Due Diligence Vendor-08/16/2025 Resolved-The Deed of Trust is Present - Due Diligence Vendor-08/16/2025 Ready for Review-Document Uploaded. XXX - Buyer-08/15/2025 Open-The Deed of Trust is Missing Provide missing Deed of Trust and Riders if applicable. - Due Diligence Vendor-07/15/2025		Resolved-. - Due Diligence Vendor-08/16/2025 Resolved-The Deed of Trust is Present - Due Diligence Vendor-08/16/2025	DOT.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4816418	N/A	N/A
54920260805018	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 06:52	2025-08-15 19:20	Resolved	1 - Information	Compliance	Disclosure	HELOC has HUD1/ALTA with inaccurate dates	Resolved-HUD1/ALTA dates are accurate - Due Diligence Vendor-08/11/2025 Open-HELOC has HUD1/ALTA with inaccurate dates since Final ALTA and HELOC agreement missing - Due Diligence Vendor-07/15/2025		Resolved-HUD1/ALTA dates are accurate - Due Diligence Vendor-08/11/2025				XX	Primary Residence	Refinance	Cash Out - Other	4816733	N/A	N/A
54920260805018	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 06:52	2025-08-15 19:20	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match
Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-08/11/2025
Ready for Review-Document Uploaded. Executed FSS attached - Buyer-08/09/2025
Counter-Waiting on executed FSS - Due Diligence Vendor-08/08/2025
Ready for Review-Document Uploaded. Please see attached Final ALTA, charges are in sync with signed HELOC Agreement. - Buyer-08/07/2025
Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement since Final HUs/Settlement statement and HELOC agreement missing - Due Diligence Vendor-07/15/2025
																Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-08/11/2025	ClosingStatement_Final - XXXX-XX-XXXXXXXX.XXX.Pdf Executed FSS.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4816734	N/A	N/A
54920260805018	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 05:57	2025-08-15 19:17	Resolved	1 - Information	Credit	Missing Doc	The Note is Missing	Resolved-The Note is Present - Due Diligence Vendor-08/16/2025 Ready for Review-Document Uploaded. XXX - Buyer-08/15/2025 Open-The Note is Missing Provide missing HELOC agreement - Due Diligence Vendor-07/15/2025		Resolved-The Note is Present - Due Diligence Vendor-08/16/2025	NOTE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4816369	N/A	N/A
54920260805018	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-17 05:31	2025-07-17 05:31	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Homeownership Counseling Organizations Disclosure Missing or Incomplete	Acknowledged-Homeownership Counseling Organizations Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-07/17/2025		Acknowledged-Homeownership Counseling Organizations Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-07/17/2025				XX	Primary Residence	Refinance	Cash Out - Other	4848217	Investor Post-Close	No
54920260805018	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 06:55	2025-07-15 07:13	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/15/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/15/2025				XX	Primary Residence	Refinance	Cash Out - Other	4816760	Investor Post-Close	No
54920260805057	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-11 08:32	2026-07-19 16:37	Waived	2 - Non-Material	Credit	Eligibility	Borrower 1 Credit Report is Expired	Waived- Finding is non-material, and loan will be graded a B." - Due Diligence Vendor-07/19/2026 Waived-Per guidelines, credit report must be dated within 45 days of Note date. Credit report in file is greater than 45 days from Note date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/11/2025		Waived- Finding is non-material, and loan will be graded a B." - Due Diligence Vendor-07/19/2026 Waived-Per guidelines, credit report must be dated within 45 days of Note date. Credit report in file is greater than 45 days from Note date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/11/2025			Total Debt 10% or more under requirement. Borrower has 3 retirement accounts with reserves.	XX	Primary Residence	Refinance	Cash Out - Other	5128796	Originator Pre-Close	Yes
54920260805057	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-11 08:33	2026-07-19 16:36	Waived	2 - Non-Material	Credit	Missing Doc	Required Documentation is Missing
Waived- Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

Waived-. - Due Diligence Vendor-08/16/2025

Acknowledged- Exception to use 2 months Bank statements to document receipt of VA disability. Bank Statements reflect deposits in borrower name.  Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated.
 - Due Diligence Vendor-08/16/2025

Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-08/13/2025

Open-Guidelines require VA Benefit letter and two months bank statements showing receipt of VA Benefits. VA Benefit letter is missing. - Due Diligence Vendor-08/11/2025
																Waived- Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-. - Due Diligence Vendor-08/16/2025 Acknowledged- Exception to use 2 months Bank statements to document receipt of VA disability. Bank Statements reflect deposits in borrower name. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/16/2025	Exception Form.pdf		Max DTI is 50%. Actual DTI is 38.77%. Borrower has 3 retirement accounts with reserves over $488,000 excluding account with IRA distribution.	XX	Primary Residence	Refinance	Cash Out - Other	5128824	Originator Pre-Close	Yes
54920260805013	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-05 03:21	2026-07-19 16:39	Waived	2 - Non-Material	Credit	Eligibility	Borrower 1 Credit Report is Expired	Waived-Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Credit Report dated 45 days prior to closing date as per GL Credit Refresh (LQI) is necessary when the lender uses a credit report that is older than 45 days from the note date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/05/2025		Waived-Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Credit Report dated 45 days prior to closing date as per GL Credit Refresh (LQI) is necessary when the lender uses a credit report that is older than 45 days from the note date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/05/2025			Total Debt 10% of more under requirement. Bonus income not used to qualify.	XX	Primary Residence	Refinance	Cash Out - Other	5053762	Originator Pre-Close	Yes
54920260805069	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-02 11:15	2025-08-22 10:25	Resolved	1 - Information	Compliance	Missing Doc	Missing Final HUD-1: HUD in file Not Signed or Stamped Certified	Resolved-Received HUD. - Due Diligence Vendor-08/22/2025 Ready for Review-Document Uploaded. XXX executed ALTA and final ALTA - Buyer-08/21/2025 Open-Missing Final HUD-1: Compliance testing utilized Unexecuted & Uncertified HUD from loan file. Additional exceptions may occur upon receipt of complete Final HUD-1. Debt payoff was changed on the Disbursement Schedule and Estimated Alta Statement. The Final Alta Statement with corrected figures is not signed or certified. - Due Diligence Vendor-08/02/2025		Resolved-Received HUD. - Due Diligence Vendor-08/22/2025	ClosingStatementBuyer_XX/XX/XXXX_18-44 (1).pdf Executed HUD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5033111	N/A	N/A
54920260805069	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 15:19	2025-08-18 14:02	Resolved	1 - Information	Credit	Closing	Borrower 2 Photo ID is expired	Resolved-Received unexpired DL for Borrower 2. Condition cleared. - Due Diligence Vendor-08/18/2025 Resolved-Borrower 2 photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. - Due Diligence Vendor-08/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/15/2025 Open-Borrower 2 photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. - Due Diligence Vendor-07/15/2025		Resolved-Received unexpired DL for Borrower 2. Condition cleared. - Due Diligence Vendor-08/18/2025 Resolved-Borrower 2 photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. - Due Diligence Vendor-08/18/2025	Current ID-DL- XXXXXXX XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4827294	N/A	N/A
54920260805120	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-29 09:13	2025-12-12 12:28	Waived	2 - Non-Material	Credit	Missing Doc	Required Documentation is Missing
Waived-waiver received dated prior to close - Due Diligence Vendor-12/12/2025
Waived-Received a lender exception, dated prior to consummation, and all compensating factors have been reviewed and validated. This finding is downgraded and will be rated B for all agencies. - Due Diligence Vendor-09/10/2025
Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-09/08/2025
Counter-Received the XX/XX/XXXX bank statement which is the same month that was provided in the loan file.  Please provide an additional month's bank statement.  Condition remains.   - Due Diligence Vendor-09/06/2025
Ready for Review-Document Uploaded. Please find the attached document which is sufficient to document the VA income. - Buyer-09/02/2025
Open-Guidelines require VA Benefits award letter and proof of receipt (Two months' full bank statement showing income being deposited into the borrower's account). There is only one month in file. We are missing two months of bank statements. - Due Diligence Vendor-08/29/2025
																Waived-waiver received dated prior to close - Due Diligence Vendor-12/12/2025 Waived-Received a lender exception, dated prior to consummation, and all compensating factors have been reviewed and validated. This finding is downgraded and will be rated B for all agencies. - Due Diligence Vendor-09/10/2025	VA Income document.pdf Exception Form.pdf		CLTV <5% below the maximum qualifying No derogatory events	XX	Primary Residence	Refinance	Cash Out - Other	5360479	Originator Pre-Close	Yes
54920260805120	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-29 09:03	2025-09-10 14:11	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-09/10/2025

Ready for Review-Document Uploaded. secondary valuation attached - Buyer-09/09/2025

Counter-First lien transactions require 2 valuations as a securitization requirement. A 2nd valuation is missing.  Condition remains.
 - Due Diligence Vendor-09/06/2025

Ready for Review-Document Uploaded. As per guideline, All first liens ≤ 65% CLTV must include an Exterior Property Inspection with a value similar to 2055. Please find the attached document. - Buyer-09/02/2025

Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-08/29/2025
																Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-09/10/2025	Exterior only Appraisal.pdf Capture.png XXXXXXXX AVM Secondary Valuation.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5360310	N/A	N/A
54920260805045	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-05 13:01	2025-08-07 12:07	Resolved	1 - Information	Credit	Missing Doc	Missing VVOE dated within 10 days consummation	Resolved-VVOE is 10 days prior to note date. - Due Diligence Vendor-08/07/2025 Ready for Review-VVOE is dated XX/XX/XXXX and it is valid for 10 business days which is XX/XX/XXXX. Hence, VVOE is valid at the time of closing (Closing date is XX/XX/XXXX) - Buyer-08/06/2025 Open-Guidelines require VVOE to be within 10 business days of Note Date. VVOE in file (Pg 515) is 11 business days prior to Note Date. - Due Diligence Vendor-08/05/2025		Resolved-VVOE is 10 days prior to note date. - Due Diligence Vendor-08/07/2025				XX	Primary Residence	Refinance	Cash Out - Other	5062600	N/A	N/A
54920260805045	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-04 13:59	2025-08-07 12:05	Resolved	1 - Information	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/06/2025 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-08/04/2025		Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/07/2025	HOI Policy and RCE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5046727	N/A	N/A
54920260805026	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-09 11:04	2025-07-23 10:30	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Received Final ALTA Settlement Statement. Condition cleared. - Due Diligence Vendor-07/23/2025 Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-07/23/2025 Ready for Review-Document Uploaded. Please see attached. - Buyer-07/18/2025 Open-Final HUD-1 Document is missing. Additional conditions may apply upon receipt/ - Due Diligence Vendor-07/09/2025		Resolved-Received Final ALTA Settlement Statement. Condition cleared. - Due Diligence Vendor-07/23/2025 Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-07/23/2025	ClosingStatementBuyer_XX/XX/XXXX_14-28.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4750363	N/A	N/A
54920260805056	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-14 14:13	2026-07-19 16:07	Waived	2 - Non-Material	Credit	Eligibility	Ineligible Property Type	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Property type is ineligible due to Property value less than $XXXX. The subject property is ineligible based on standard guidelines, as its value is below $XXXXXX, while the GL minimum property value requirement is $XXXXXXX. However, the lender has approved an exception based on compensating factors, all of which have been met. - Due Diligence Vendor-07/14/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Property type is ineligible due to Property value less than $XXXX. The subject property is ineligible based on standard guidelines, as its value is below $XXXXXXX, while the GL minimum property value requirement is $200,000. However, the lender has approved an exception based on compensating factors, all of which have been met. - Due Diligence Vendor-07/14/2025			CLTV 15% or more under requirement Total Debt 10% of more under requirement	XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	4810058	Originator Pre-Close	Yes
54920260805070	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 14:21	2025-08-06 10:10	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received installment contract. Condition cleared. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please find the attached document. - Seller-08/05/2025 Open-Lexus debt statement is missing. Lender calculated XXXXX debt $XXXX.XX. - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. Please find the attached document. - Seller-08/05/2025	Resolved-Received installment contract. Condition cleared. - Due Diligence Vendor-08/06/2025	XXXXX Auto Account statement.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4826250	N/A	N/A
54920260805070	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 12:55	2025-08-06 10:09	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Received Fraud Report. Condition cleared. - Due Diligence Vendor-08/06/2025 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/05/2025 Open-Missing Third Party Fraud Report - Due Diligence Vendor-07/15/2025		Resolved-Received Fraud Report. Condition cleared. - Due Diligence Vendor-08/06/2025 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-08/06/2025	XXX Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4824681	N/A	N/A
54920260805070	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 12:55	2025-08-06 10:08	Resolved	1 - Information	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report with OFAC. Condition cleared. - Due Diligence Vendor-08/06/2025 Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/05/2025 Open-OFAC Check Not Completed and/or Cleared - Due Diligence Vendor-07/15/2025		Resolved-Received Fraud Report with OFAC. Condition cleared. - Due Diligence Vendor-08/06/2025 Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-08/06/2025	XXX Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4824680	N/A	N/A
54920260805070	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-15 12:55	2025-08-06 10:08	Resolved	1 - Information	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report with checks. Condition cleared. - Due Diligence Vendor-08/06/2025 Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please find the attached document. - Seller-08/05/2025 Open-All Interested Parties Not Checked with Exclusionary Lists - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. Please find the attached document. - Seller-08/05/2025	Resolved-Received Fraud Report with checks. Condition cleared. - Due Diligence Vendor-08/06/2025 Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-08/06/2025	XXX Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	4824679	N/A	N/A
54920260805211	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-12 13:21	2025-08-22 08:25	Resolved	1 - Information	Property	Property	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Resolved-. - Due Diligence Vendor-08/22/2025 Resolved-Post incident inspection provided - Due Diligence Vendor-08/22/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/19/2025 Open-Subject property is in recent disaster area and there is no post incident inspection - Due Diligence Vendor-08/12/2025		Resolved-. - Due Diligence Vendor-08/22/2025 Resolved-Post incident inspection provided - Due Diligence Vendor-08/22/2025	PCI Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5150174	N/A	N/A
54920260805103	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-30 06:08	2025-08-08 12:00	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 1	Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-08/08/2025 Ready for Review-ID document provided in file does not expire, hence there is no valid expiration date. - Buyer-08/07/2025 Open-Missing Borrower Identification - Borrower 1. The expiration date provided for Borrower 1 in the Borrower Identification is invalid. - Due Diligence Vendor-07/30/2025		Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-08/08/2025				XX	Primary Residence	Refinance	Cash Out - Other	4990357	N/A	N/A
54920260805080	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-03 09:47	2025-08-13 13:46	Resolved	1 - Information	Credit	Debt	No evidence of required debt payoff
Resolved-Credit meets guidelines - Due Diligence Vendor-08/13/2025
Ready for Review-Item #17 on loan approval XXXX XXXX $XXXXX balance to be paid off was waived off as per guideline section 4-2-4-13, for 1-Unit Primary Residences: Charge-offs may remain open, regardless of the amount. - Buyer-08/12/2025
Counter-HOA payment not required. Item #17 on loan approval requires XXXXX XXXX $XXXXX balance to be paid off or proof to be provided that this has been paid off.  - Due Diligence Vendor-08/07/2025
Ready for Review-As per guideline section 4-2-4-13, for 1-Unit Primary Residences: Charge-offs may remain open, regardless of the amount. Also, pending HOA dues need not to be paid off until HOA dues reflects as a Lien or past due. - Buyer-08/06/2025
Open-1) Per Guidelines, charge-off accounts are permitted with a combined balance of $XXXX.XX.  The credit report reflects a charge off account with balance of $XXXXX.XX.  The loan approval required payoff at closing or proof that it has been satisfied.  The Final Settlement Agreement did not reflect payoff of this debt, and the loan file did not contain proof that it was paid prior to closing.  2) The HOA statement reflects dues for the 2nd and 3rd quarters have not been paid.   - Due Diligence Vendor-08/03/2025
																Resolved-Credit meets guidelines - Due Diligence Vendor-08/13/2025				XX	Primary Residence	Refinance	Cash Out - Other	5034446	N/A	N/A
54920260805080	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-03 09:17	2025-08-07 15:07	Resolved	1 - Information	Credit	Missing Doc	Missing Payoff Statement for prior loan	Resolved-Payoff Statement for prior loan provided. - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/06/2025 Open-Missing Payoff Statement for prior loan. Missing payoff statement for existing 2nd lien. - Due Diligence Vendor-08/03/2025		Resolved-Payoff Statement for prior loan provided. - Due Diligence Vendor-08/07/2025	HUD Payoff quote.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5034416	N/A	N/A
54920260805301	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-23 10:47	2026-07-19 16:09	Resolved	1 - Information	Credit	Missing Doc	Missing Evidence of Insurance for REO	Resolved-Received HOI document for REO 3b. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-Received. - Due Diligence Vendor-09/16/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/10/2025 Open-Missing Evidence of Hazard Insurance for REO 3b on 1003. - Due Diligence Vendor-08/23/2025		Resolved-Received HOI document for REO 3b. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-Received. - Due Diligence Vendor-09/16/2025	HOI policy for REO.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5292756	N/A	N/A
54920260805301	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-08 09:28	2026-07-19 16:08	Waived	2 - Non-Material	Credit	Eligibility	Members of the borrower or family members lease or occupy the property	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Members of the borrower or family members lease or occupy the property. Exception to allow for rental income from a family member for REO 3b on 1003. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-09/08/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Members of the borrower or family members lease or occupy the property. Exception to allow for rental income from a family member for REO 3b on 1003. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-09/08/2025			36+ Months 0x30 housing payment history. Minimal debts / Revolving accounts. No derogatory events.	XX	Primary Residence	Refinance	Cash Out - Other	5447477	Originator Pre-Close	Yes
54920260805301	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-23 09:16	2025-09-10 08:13	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Received E-Consent. Condition cleared. - Due Diligence Vendor-09/10/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/10/2025 Ready for Review-Document Uploaded. XXX - Buyer-09/08/2025 Open-E-Consent documentation is missing for borrower(s). E-Consent documentation on TRID loan is missing for borrower(s). - Due Diligence Vendor-08/23/2025		Resolved-Received E-Consent. Condition cleared. - Due Diligence Vendor-09/10/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/10/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5292468	N/A	N/A
54920260805021	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-28 12:21	2026-07-19 16:14	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-07/19/2026 Acknowledged-RESPA: Servicing Transfer Notice Missing. Servicing Transfer Notice Missing. - Due Diligence Vendor-07/28/2025		Acknowledged-This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-07/19/2026 Acknowledged-RESPA: Servicing Transfer Notice Missing. Servicing Transfer Notice Missing. - Due Diligence Vendor-07/28/2025				XX	Primary Residence	Refinance	Cash Out - Other	4967868	Investor Post-Close	No
54920260805137	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-07-17 08:44	2026-07-20 09:47	Acknowledged	3 - Material	Property	Value	AVM XXX approved vendor score did not meet published criteria
Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.18 (82% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026
Acknowledged-FSD Score of 0.18 (82% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026
Open-FSD Score of 0.18 (82% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others. - Due Diligence Vendor-07/17/2026
																Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.18 (82% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026 Acknowledged-FSD Score of 0.18 (82% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026				XX	Primary Residence	Refinance	Cash Out - Other	10320376	Investor Post-Close	No
54920260805137	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-28 08:14	2025-09-04 11:06	Resolved	1 - Information	Compliance	Disclosure	HELOC has HUD1/ALTA with inaccurate dates	Resolved-HUD1/ALTA dates are accurate - Due Diligence Vendor-09/04/2025 Ready for Review-Document Uploaded. XXX. - Buyer-08/28/2025 Open-HELOC has HUD1/ALTA with inaccurate dates The file only contains an estimated settlement statement which reflects the closing date as XX/XX/XXXX and does not reflect a disbursement date. - Due Diligence Vendor-08/28/2025		Resolved-HUD1/ALTA dates are accurate - Due Diligence Vendor-09/04/2025	XXXXXX.MFINAL.N004.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5345022	N/A	N/A
54920260805439	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-07-17 08:46	2026-07-20 09:41	Acknowledged	3 - Material	Property	Value	AVM XXX approved vendor score did not meet published criteria	Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026 Open-FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others. - Due Diligence Vendor-07/17/2026		Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026				XX	Investment	Refinance	Cash Out - Other	10320404	Investor Post-Close	No
54920260805439	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-05 15:40	2026-07-19 16:27	Waived	2 - Non-Material	Credit	Eligibility	Valuation Product Does Not Meet Guidelines	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Lender exception to allow 35 days on AVM. Unable to pull another AVM from same vendor and other AVMs pulled are over .20 FSD. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/05/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Lender exception to allow 35 days on AVM. Unable to pull another AVM from same vendor and other AVMs pulled are over .20 FSD. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/05/2025			1) CLTV <5% below the Maximum Qualifying. 2) Employment for an extended period at the same job. 3) Credit Score >/= 10+ Points more than qualifying.	XX	Investment	Refinance	Cash Out - Other	6145483	Originator Pre-Close	Yes
54920260805439	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-13 11:52	2025-11-25 09:07	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-11/25/2025
Ready for Review-Document Uploaded. XXX AVM - CA Value - 19 FSD - XXXX dated XX/XX/XXXX - Buyer-11/20/2025
Counter-Valuation is expired.  - Due Diligence Vendor-11/20/2025
Ready for Review-Document Uploaded. XXX CA Value AVM - 18 FSD - XXXX dated XX/XX/XXXX - Buyer-11/20/2025
Counter-Valuation product submitted is insufficient. Additional valuation required. - Due Diligence Vendor-11/13/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/10/2025
Open-A valid secondary valuation supporting the origination appraisal value is not present. Secondary valuation is required per lender guidelines. Additional conditions may apply. - Due Diligence Vendor-10/13/2025
																Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-11/25/2025	AVM+PCI.pdf AVM_XXXXXXXXX - AVM_XXXXXXXXXX - CA Value - 18 FSD - XXXX dated XX/XX/XXXX.pdf AVM_XXXXXXXXX - AVM_XXXXXXXXX - CA Value - 19 FSD - XXXX dated XX/XX/XXXX.pdf			XX	Investment	Refinance	Cash Out - Other	5874013	N/A	N/A
54920260805050	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-11 09:43	2025-08-18 11:02	Resolved	1 - Information	Compliance	Mavent	HighCost: Fees
Resolved-Fee name was corrected per the Settlement Statement.  Condition cleared.  - Due Diligence Vendor-08/18/2025
Resolved-Resolved - Due Diligence Vendor-08/18/2025
Ready for Review-Fees are charged as per the settlement fee. Same is reflected in the XXXXXX. Please fix your Audit to use Notary fee and not signing agent fee. There is no High cost issue. Please waive this condition. - Buyer-08/15/2025
Open-The loan fees ($X,XXX.XX) exceed the (Cook) High Cost fee limit, which is ($XXXX.XX), the difference is ($XXX.XX). Originator used Notary Fee per settlement statement and XXXXXX report in file. Audit used Signing Agent Fee. This is causing the High-Cost Fail. - Due Diligence Vendor-08/11/2025
Open- - Due Diligence Vendor-08/11/2025
Open- - Due Diligence Vendor-08/11/2025
																Resolved-Fee name was corrected per the Settlement Statement. Condition cleared. - Due Diligence Vendor-08/18/2025 Resolved-Resolved - Due Diligence Vendor-08/18/2025				XX	Primary Residence	Refinance	Cash Out - Other	5130112	N/A	N/A
54920260805050	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-11 09:26	2025-08-18 10:48	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received 12 month housing history. Condition cleared. - Due Diligence Vendor-08/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/12/2025 Open-Housing History Does Not Meet Guideline Requirements Guidelines require 12 month housing history. Housing History Does Not Meet Guideline Requirements. - Due Diligence Vendor-08/11/2025		Resolved-Received 12 month housing history. Condition cleared. - Due Diligence Vendor-08/18/2025	VOM.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5129756	N/A	N/A
54920260805099	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-28 09:07	2025-08-08 13:51	Resolved	1 - Information	Credit	Missing Doc	Missing Mortgage Riders - 1-4 Family Rider	Resolved-The 1-4 Family Rider is Present - Due Diligence Vendor-08/08/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-08/07/2025 Open-1-4 Family Rider is Missing - Due Diligence Vendor-08/03/2025		Resolved-The 1-4 Family Rider is Present - Due Diligence Vendor-08/08/2025	1-4Rider+ trust rider.pdf			XX	Investment	Refinance	Cash Out - Other	4962914	N/A	N/A
54920260805099	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-28 07:46	2025-08-08 13:51	Resolved	1 - Information	Credit	Missing Doc	Missing Mortgage/Deed of Trust	Resolved-The Deed of Trust is Present - Due Diligence Vendor-08/08/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-08/07/2025 Open-The Deed of Trust is Missing - Due Diligence Vendor-07/28/2025		Resolved-The Deed of Trust is Present - Due Diligence Vendor-08/08/2025	DOT.pdf			XX	Investment	Refinance	Cash Out - Other	4961793	N/A	N/A
54920260805099	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-28 07:22	2025-08-08 13:48	Resolved	1 - Information	Credit	Missing Doc	The Note is Incomplete	Resolved-The Note is Present - Due Diligence Vendor-08/08/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-08/07/2025 Open-The Note is Incomplete Note Page #5, 6, 7 missing in loan file - Due Diligence Vendor-07/28/2025		Resolved-The Note is Present - Due Diligence Vendor-08/08/2025	NOTE addendum.pdf NOTE2.pdf NOTE1.pdf			XX	Investment	Refinance	Cash Out - Other	4961537	N/A	N/A
54920260805202	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-04 16:23	2025-12-12 12:29	Waived	2 - Non-Material	Credit	Missing Doc	Required Documentation is Missing
Waived-Received a lender exception, dated prior to consummation, - Due Diligence Vendor-12/12/2025

Waived-Received a lender exception, dated prior to consummation, and all compensating factors have been reviewed and validated. This finding is downgraded and will be rated B for all agencies.
 - Due Diligence Vendor-09/12/2025

Ready for Review-For FICO 744 and CLTV 70-75%, maximum allowed DTI is 50%. - Buyer-09/10/2025

Counter-Received lender exception however 1 compensating factor is valid.  The compensating factor for DTI being greater than 5% below the maximum qualifying is not valid.  The subject loan's DTI is 38.7% and the guideline DTI is 43%.  Please provide revised lender expection with 2 valid compensating factors.  - Due Diligence Vendor-09/10/2025

Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-09/08/2025

Open-Guidelines require an award letter and proof of receipt of income for VA Benefits. Two months' full bank statements showing income being deposited into borrower's account are missing. - Due Diligence Vendor-09/04/2025
																Waived-Received a lender exception, dated prior to consummation, - Due Diligence Vendor-12/12/2025 Waived-Received a lender exception, dated prior to consummation, and all compensating factors have been reviewed and validated. This finding is downgraded and will be rated B for all agencies. - Due Diligence Vendor-09/12/2025	Exception Form.pdf		CLTV <5% below the maximum qualifying. DTI <5% below the maximum qualifying.	XX	Primary Residence	Refinance	Cash Out - Other	5418076	Originator Pre-Close	Yes
54920260805221	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-23 06:30	2025-08-23 06:30	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/23/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/23/2025				XX	Primary Residence	Refinance	Cash Out - Other	5292112	Investor Post-Close	No
54920260805221	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-23 06:30	2025-08-23 06:30	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/23/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/23/2025				XX	Primary Residence	Refinance	Cash Out - Other	5292113	Investor Post-Close	No
54920260805240	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-24 14:01	2025-09-09 12:43	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Received E-Consent. Condition cleared. - Due Diligence Vendor-09/09/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/09/2025 Ready for Review-Document Uploaded. Please see attached E-consent - Buyer-09/05/2025 Open-E-Consent documentation is missing for borrower(s). E-Consent documentation on TRID loan is missing for borrower(s). - Due Diligence Vendor-08/24/2025		Resolved-Received E-Consent. Condition cleared. - Due Diligence Vendor-09/09/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/09/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5294839	N/A	N/A
54920260805205	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-20 10:30	2026-07-19 16:29	Waived	2 - Non-Material	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception form received with valid compensating factors - Due Diligence Vendor-08/21/2025 Open-Audited CLTV of XX.XX% exceeds Guideline CLTV of 65% - Due Diligence Vendor-08/21/2025 Ready for Review-Document Uploaded. - Buyer-08/21/2025 Open-Audited CLTV of XX.XX% exceeds Guideline CLTV of 65% - Due Diligence Vendor-08/20/2025		Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception form received with valid compensating factors - Due Diligence Vendor-08/21/2025	Exception_form.pdf		Credit score >10 points above qualifying 36 months 0x30 housing history	XX	Investment	Refinance	Cash Out - Other	5249848	Investor Post-Close	No
54920260805205	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-20 10:30	2026-07-19 16:29	Waived	2 - Non-Material	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception form received with valid compensating factors. - Due Diligence Vendor-08/21/2025 Open-Audited HLTV of XX.XX% exceeds Guideline HCLTV of 65% - Due Diligence Vendor-08/21/2025 Ready for Review-Document Uploaded. - Seller-08/21/2025 Open-Audited HLTV of XX.XX% exceeds Guideline HCLTV of 65% - Due Diligence Vendor-08/20/2025	Ready for Review-Document Uploaded. - Seller-08/21/2025	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception form received with valid compensating factors. - Due Diligence Vendor-08/21/2025	Exception_form_2.pdf		Credit score >10 points above qualifying 36 months 0x30 housing history	XX	Investment	Refinance	Cash Out - Other	5249849	Investor Post-Close	No
54920260805205	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-19 08:08	2026-07-19 16:28	Waived	2 - Non-Material	Credit	Income/Employment	Income documentation does not meet guidelines
Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Exception form received with valid compensating factors.  - Due Diligence Vendor-08/21/2025
Ready for Review-Document Uploaded.  - Seller-08/21/2025
Counter-Lender guidelines specifically require an Award Letter.  - Due Diligence Vendor-08/21/2025
Ready for Review-Document Uploaded.  - Seller-08/21/2025
Open-Documentation provided for VA income is a Certificate of Eligibility for Loan Guaranty Benefits. Investor Guidelines specify an Award Letter is required.  - Due Diligence Vendor-08/19/2025
															Ready for Review-Document Uploaded. - Seller-08/21/2025 Ready for Review-Document Uploaded. - Seller-08/21/2025	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception form received with valid compensating factors. - Due Diligence Vendor-08/21/2025	UW_certification.pdf Exception_form 6763.pdf		Credit score >10 points above qualifying 36 months 0x30 housing history	XX	Investment	Refinance	Cash Out - Other	5225627	Investor Post-Close	No
54920260805205	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-16 09:08	2026-01-30 11:32	Resolved	1 - Information	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Audited DTI of 47.79% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/21/2025 Open-Audited DTI of 52.73% exceeds Guideline DTI of 50% - Due Diligence Vendor-08/20/2025 Ready for Review-Document Uploaded. HELOC's do not have a Closing Disclosure. - Seller-08/18/2025 Open-Audited DTI of 52.73% exceeds Guideline DTI of 50% - Due Diligence Vendor-08/16/2025	Ready for Review-Document Uploaded. HELOC's do not have a Closing Disclosure. - Seller-08/18/2025	Resolved-Audited DTI of 47.79% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/21/2025	1003.pdf 1008 (1).pdf UW_LOX.pdf			XX	Investment	Refinance	Cash Out - Other	5202835	N/A	N/A
54920260805205	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-07 13:07	2025-08-25 14:22	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely
Resolved-Documentation supporting a program selection/change received.  - Due Diligence Vendor-08/25/2025
Ready for Review-Document Uploaded.  - Buyer-08/25/2025
Counter-Please provide documentation supporting when the borrower chose the specific loan product. LOX is insufficient. - Due Diligence Vendor-08/21/2025
Ready for Review-Document Uploaded.  - Buyer-08/21/2025
Counter-LE requirements differ from HELOC Important Terms disclosure requirements - Due Diligence Vendor-08/15/2025
Ready for Review-Document Uploaded.  - Seller-08/14/2025
Open-HELOC Important Terms disclosure, dated XX/XX/XXXX, should have been provided the same day as the application date of XX/XX/XXXX when the application method is Email or Internet.  - Due Diligence Vendor-08/07/2025
															Ready for Review-Document Uploaded. - Seller-08/14/2025	Resolved-Documentation supporting a program selection/change received. - Due Diligence Vendor-08/25/2025	Disclosure_requirement_dates.pdf LOX.pdf HELOC_LOX_for_XXXXXX_XXXXXXX_XXXXXXXX.pdf			XX	Investment	Refinance	Cash Out - Other	5097531	N/A	N/A
54920260805205	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-07 13:08	2025-08-25 14:22	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely
Resolved-Documentation supporting a program selection/change received.  - Due Diligence Vendor-08/25/2025
Ready for Review-Document Uploaded.  - Buyer-08/25/2025
Counter-Please provide documentation supporting when the borrower chose the specific loan product. LOX is insufficient. - Due Diligence Vendor-08/21/2025
Ready for Review-Document Uploaded.  - Seller-08/21/2025
Counter-LE requirements differ from HELOC What you Should Know Booklet requirements. - Due Diligence Vendor-08/15/2025
Ready for Review-Document Uploaded.  - Seller-08/14/2025
Open-HELOC What you Should Know Booklet, dated XX/XX/XXXX, should have been provided the same day as the application date of XX/XX/XXXX when the application method is Email or Internet.  - Due Diligence Vendor-08/07/2025
															Ready for Review-Document Uploaded. - Seller-08/21/2025 Ready for Review-Document Uploaded. - Seller-08/14/2025	Resolved-Documentation supporting a program selection/change received. - Due Diligence Vendor-08/25/2025	Disclosure_requirement_dates.pdf LOX (1).pdf HELOC_LOX_for_XXXXXX_XXXXXXX_XXXXXXXX.pdf			XX	Investment	Refinance	Cash Out - Other	5097536	N/A	N/A
54920260805205	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-12 08:27	2025-08-20 10:32	Resolved	1 - Information	Property	Appraisal	Valuation product is deficient
Resolved-Revised product received. CLTV/LTV are now out of program - Due Diligence Vendor-08/20/2025

Ready for Review-Document Uploaded.  - Seller-08/18/2025

Counter-The revised AVM has not been provided. - Due Diligence Vendor-08/15/2025

Ready for Review-The AVM provided initially was expired and we missed it. We ran an updated AVM after close. Does this mean you will not clear this condition? The value used is after closing....why does it matter? - Buyer-08/14/2025

Open-Guidelines specify: AVMs - must be dated no earlier than 30 days before the note date. AVM was >30 days old as of note date. - Due Diligence Vendor-08/12/2025
															Ready for Review-Document Uploaded. - Seller-08/18/2025	Resolved-Revised product received. CLTV/LTV are now out of program - Due Diligence Vendor-08/20/2025	AVM_XXXXXXXXX_1.pdf			XX	Investment	Refinance	Cash Out - Other	5143357	N/A	N/A
54920260805205	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-12 08:29	2025-08-15 10:16	Resolved	1 - Information	Credit	Missing Doc	Incomplete 1008 or Underwriter Approval	Resolved-Revised 1008 received. - Due Diligence Vendor-08/15/2025 Ready for Review-Document Uploaded. - Buyer-08/14/2025 Open-The final 1008 is incomplete. 1008 provided as negative rental income entered as a negative-adding the income. Please provide a revised 1003 and 1008 with correct data entry. - Due Diligence Vendor-08/12/2025		Resolved-Revised 1008 received. - Due Diligence Vendor-08/15/2025	1008.pdf			XX	Investment	Refinance	Cash Out - Other	5143390	N/A	N/A
54920260805223	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-08 16:56	2026-01-30 10:46	Resolved	1 - Information	Property	Missing Doc	Missing Appraisal (Property)	Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-11/03/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-10/26/2025 Open-Appraisal or other primary valuation product is missing Missing valuation - Due Diligence Vendor-10/08/2025		Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-11/03/2025	AVM.pdf			XX	Investment	Refinance	Cash Out - Other	5829020	N/A	N/A
54920260805223	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-02 16:27	2025-11-03 11:52	Resolved	1 - Information	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-11/03/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-10/26/2025 Open-Missing Flood Insurance Policy - Due Diligence Vendor-10/09/2025		Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-11/03/2025	Flood Ins Policy.pdf			XX	Investment	Refinance	Cash Out - Other	5759386	N/A	N/A
54920260805473	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-05 16:33	2025-11-21 16:37	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match
Resolved-Lender provided final Settlement Statement with fees matching HELOC Agreement. Condition cleared. - Due Diligence Vendor-11/10/2025

Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-11/10/2025

Ready for Review-Document Uploaded. Please see attached Final SS - Buyer-11/10/2025

Counter-The Condo Questionnaire Fee is listed on the HELOC Agreement, but not on the final Settlement Statement. Condition maintained. - Due Diligence Vendor-11/07/2025

Ready for Review-Document Uploaded. Signed SS and disbursement schedule are in sync. Please point out where the fee are not matching. - Buyer-11/07/2025

Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. - Due Diligence Vendor-11/05/2025
																Resolved-Lender provided final Settlement Statement with fees matching HELOC Agreement. Condition cleared. - Due Diligence Vendor-11/10/2025 Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-11/10/2025	ClosingStatement_Final - XXXX-XX-XXXXXXXXX.XXX.Pdf			XX	Investment	Refinance	Cash Out - Other	6146257	N/A	N/A
54920260805035	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-07 14:39	2025-08-12 14:49	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/07/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/07/2025				XX	Primary Residence	Refinance	Cash Out - Other	5099911	Investor Post-Close	No
54920260805238	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-22 10:24	2026-07-19 16:54	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 46.88% exceeds Guideline DTI of 45% DTI exceeds guideline DTI of 45%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/22/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 46.88% exceeds Guideline DTI of 45% DTI exceeds guideline DTI of 45%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/22/2025			Employment for an extended period at the same job. 36+ Months 0x30 housing payment history. Minimal debts / Revolving accounts.	XX	Primary Residence	Refinance	Cash Out - Other	5282171	Originator Pre-Close	Yes
54920260805238	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-22 09:59	2025-09-16 14:37	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match	Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-09/16/2025 Ready for Review-Document Uploaded. Please see attached HELOC disbursement schedule and FSS - Buyer-09/12/2025 Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement - Due Diligence Vendor-08/22/2025		Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-09/16/2025	HELOC Disbursement Schedule.pdf Final ALTA.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5281604	N/A	N/A
54920260805224	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-13 14:40	2025-08-18 12:59	Resolved	1 - Information	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Received flood insurance policy. Condition cleared. - Due Diligence Vendor-08/18/2025 Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-08/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/14/2025 Open-Missing Flood Insurance Policy - Due Diligence Vendor-08/13/2025		Resolved-Received flood insurance policy. Condition cleared. - Due Diligence Vendor-08/18/2025 Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-08/18/2025	flood insurance policy.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5167478	N/A	N/A
54920260805167	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-21 14:19	2025-09-02 09:43	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match
Resolved-Received Final ALTA Settlement Statement correcting the appraisal field review fee to $XX.  Condition cleared.  - Due Diligence Vendor-09/02/2025
Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-09/02/2025
Ready for Review-Document Uploaded. Please see attached. Also Appraisal field review fee is Paid by lender , so change don't matter. - Buyer-08/27/2025
Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. Note document reflects an appraisal field review fee of $XX but the estimated settlement statement reflects an appraisal field review fee of $XX.  - Due Diligence Vendor-08/21/2025
																Resolved-Received Final ALTA Settlement Statement correcting the appraisal field review fee to $XX. Condition cleared. - Due Diligence Vendor-09/02/2025 Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-09/02/2025	ClosingStatementBuyer_XX/XX/XXXX_XX-XX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5271714	N/A	N/A
54920260805087	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-01 15:04	2025-08-16 11:15	Resolved	1 - Information	Compliance	Disclosure	TILA: NORTC Missing for one or more borrowers/vested parties	Resolved-. - Due Diligence Vendor-08/16/2025 Resolved-TILA: Notice of Right to Cancel is provided - Due Diligence Vendor-08/16/2025 Ready for Review-Document Uploaded. XXX - Buyer-08/13/2025 Open-TILA: NORTC Missing for one or more borrowers/vested parties - Due Diligence Vendor-08/01/2025		Resolved-. - Due Diligence Vendor-08/16/2025 Resolved-TILA: Notice of Right to Cancel is provided - Due Diligence Vendor-08/16/2025	NRTC.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5029301	N/A	N/A
54920260805136	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-15 08:16	2025-10-31 12:52	Cured	2 - Non-Material	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Cured-Lender provided VVOE dated post close. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/31/2025 Ready for Review-Document Uploaded. Closing date is XX/XX/XXXX and VVOE is dated XX/XX/XXXX which is within 10 business days of Note date. - Buyer-10/26/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing Guidelines require borrower's employment to be confirmed within 10 business days of Note Date. VOE in file was completed 11 business days prior to Note Date. - Due Diligence Vendor-10/15/2025		Cured-Lender provided VVOE dated post close. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/31/2025	B1 VVOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5899368	N/A	N/A
54920260805034	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-04 14:30	2025-08-04 14:30	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/04/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/04/2025				XX	Primary Residence	Refinance	Cash Out - Other	5047488	Investor Post-Close	No
54920260805250	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-23 15:27	2025-09-16 14:39	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/16/2025 Ready for Review-XXX - Buyer-09/12/2025 Open-E-Consent documentation is missing for borrower(s). E-Consent documentation on TRID loan is missing for borrower(s). - Due Diligence Vendor-08/23/2025		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/16/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5293498	N/A	N/A
54920260805111	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-07 11:18	2026-07-19 16:56	Waived	2 - Non-Material	Property	Appraisal	Valuation product is deficient	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception in file to allow AVM for 60 days. - Due Diligence Vendor-01/07/2026 Open-Valuation product is expired. - Due Diligence Vendor-01/07/2026		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception in file to allow AVM for 60 days. - Due Diligence Vendor-01/07/2026			CLTV <5% below the Maximum Qualifying 36+ Months 0x30 housing payment history No derogatory events	XX	Investment	Refinance	Cash Out - Other	6963478	Originator Pre-Close	Yes
54920260805281	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-19 14:57	2025-08-25 14:08	Resolved	1 - Information	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Resolved-Audited DTI of 49.28% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/25/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/25/2025
Open-Audited DTI of 68.98% exceeds Guideline DTI of 50% The borrower is a maker on an installment loan. The lender's loan approval asked for documentation that borrower is not responsible for the payments in the form of 12 months cancelled checks or bank statements. The documentation is not found in the file; therefore, the entire amount is included in the borrower's liabilities. - Due Diligence Vendor-08/19/2025
																Resolved-Audited DTI of 49.28% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/25/2025	12 months payment history.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5238784	N/A	N/A
54920260805071	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-07-25 11:01	2025-08-06 11:00	Resolved	1 - Information	Property	Property	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Resolved-Post incident inspection provided - Due Diligence Vendor-08/06/2025 Ready for Review-XXX is not listed in FEMA Disaster designated area in last 6 months as verified from FEMA website. - Buyer-08/05/2025 Open-Subject property is in recent disaster area and there is no post incident inspection - Due Diligence Vendor-07/25/2025		Resolved-Post incident inspection provided - Due Diligence Vendor-08/06/2025				XX	Primary Residence	Refinance	Cash Out - Other	4948664	N/A	N/A
54920260805203	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-25 09:20	2026-07-19 16:55	Waived	2 - Non-Material	Property	Appraisal	Valuation product is deficient	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-As per guidelines, AVMs used for Subject Property Value must have an FSD ≤ 0.10 but AVM FSD >10. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/25/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-As per guidelines, AVMs used for Subject Property Value must have an FSD ≤ 0.10 but AVM FSD >10. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/25/2025			DTI and CLTV < 5% below max qualifying	XX	Second Home	Refinance	Cash Out - Other	5299411	Originator Pre-Close	Yes
54920260805203	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-25 06:31	2025-09-15 16:01	Resolved	1 - Information	Credit	Closing	Borrower 3 Photo ID is expired	Resolved-Document Uploaded. Client indicates: we used the non-documentary method for customer identification as per our Non-Documentary Customer Identification Verification policy. We used the credit report and mortgage statement as 2 independent methods to verify the information in file. Additionally the notary used 2 witnesses to confirm the borrower's identity at signing. - Due Diligence Vendor-09/15/2025 Open-Borrower 3 photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. Borrower 3 photo ID expired prior to consummation date. - Due Diligence Vendor-08/25/2025		Resolved-Document Uploaded. Client indicates: we used the non-documentary method for customer identification as per our Non-Documentary Customer Identification Verification policy. We used the credit report and mortgage statement as 2 independent methods to verify the information in file. Additionally the notary used 2 witnesses to confirm the borrower's identity at signing. - Due Diligence Vendor-09/15/2025	Non-Documentary Customer Identification Verification.pdf			XX	Second Home	Refinance	Cash Out - Other	5296979	N/A	N/A
54920260805183	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-21 15:22	2025-09-16 10:23	Resolved	1 - Information	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-09/16/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/11/2025 Open-All Interested Parties Not Checked with Exclusionary Lists A fraud report was not provided. - Due Diligence Vendor-08/21/2025		Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-09/16/2025	XXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5272880	N/A	N/A
54920260805183	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-21 15:22	2025-09-16 10:23	Resolved	1 - Information	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-09/16/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/11/2025 Open-OFAC Check Not Completed and/or Cleared An OFAC report is required but was not provided. - Due Diligence Vendor-08/21/2025		Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-09/16/2025	XXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5272881	N/A	N/A
54920260805183	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-21 15:22	2025-09-16 10:23	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/16/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/11/2025 Open-Missing Third Party Fraud Report A fraud report was not provided. - Due Diligence Vendor-08/21/2025		Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/16/2025	XXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5272882	N/A	N/A
54920260805237	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-28 14:33	2025-08-28 14:36	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/28/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/28/2025				XX	Investment	Refinance	Cash Out - Other	5352211	Investor Post-Close	No
54920260805253	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-14 11:39	2025-10-03 11:04	Resolved	1 - Information	Compliance	Late:Grace	Pennsylvania - Minimum Grace Period (MLILCPA)	Resolved-Resolved-late fee is 15 days. - Due Diligence Vendor-10/03/2025 Ready for Review-This is what we have mentioned on our NOTE. Please advise which disclosure/document is violating this? - Buyer-10/01/2025 Open-Under the Pennsylvania Mortgage Licensing Act, a late charge may not be assessed unless the payment is in default for more than 15 days. (7 Pa. Stat. 6125) - Due Diligence Vendor-09/14/2025 Open- - Due Diligence Vendor-09/14/2025		Resolved-Resolved-late fee is 15 days. - Due Diligence Vendor-10/03/2025				XX	Investment	Refinance	Cash Out - Other	5530027	N/A	N/A
54920260805300	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-08 10:41	2025-08-20 10:46	Resolved	1 - Information	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Evidence of Property Tax is present - Due Diligence Vendor-08/20/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-08/18/2025 Open-Missing Evidence of Property Tax Subject property tax evidence is missing - Due Diligence Vendor-08/08/2025		Resolved-Evidence of Property Tax is present - Due Diligence Vendor-08/20/2025	Property Profile Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5111934	N/A	N/A
54920260805285	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-06 14:14	2026-07-19 16:58	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received a 12-month payment history. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-Documentation received. - Due Diligence Vendor-11/13/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/10/2025 Open-Missing verification that the borrower's son has been making the payments on the Primary Residence for the past 12 consecutive months in order to exclude debt from ratios. Only 1 month was provided. - Due Diligence Vendor-11/06/2025		Resolved-Received a 12-month payment history. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-Documentation received. - Due Diligence Vendor-11/13/2025	12 months payment history.pdf			XX	Investment	Refinance	Cash Out - Other	6160815	N/A	N/A
54920260805127	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-30 06:39	2025-09-17 09:43	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/17/2025 Ready for Review-Document Uploaded. XXX - Buyer-09/15/2025 Open-E-Consent documentation is missing for borrower(s). - Due Diligence Vendor-08/30/2025		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/17/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5370064	N/A	N/A
54920260805170	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-07 03:23	2025-09-30 11:28	Resolved	1 - Information	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is not Missing - Due Diligence Vendor-09/30/2025 Ready for Review-Document Uploaded. Please find the attached documents. - Buyer-09/26/2025 Open-Title Document is missing - Due Diligence Vendor-09/07/2025		Resolved-Title Document is not Missing - Due Diligence Vendor-09/30/2025	Title documents.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	5441635	N/A	N/A
54920260805169	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-21 10:24	2026-07-19 17:00	Waived	2 - Non-Material	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV
Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-. - Due Diligence Vendor-09/20/2025
Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-09/20/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/18/2025
Open-Audited HLTV of XX.XX% exceeds Guideline HCLTV of 70% - Due Diligence Vendor-08/21/2025
																Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-. - Due Diligence Vendor-09/20/2025 Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-09/20/2025	Exception Form.pdf		No derogatory credit. Borrower at same job for 19 years and 4 months.	XX	Primary Residence	Refinance	Cash Out - Other	5265814	Originator Pre-Close	Yes
54920260805169	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-21 10:24	2026-07-19 16:59	Waived	2 - Non-Material	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV
Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-. - Due Diligence Vendor-09/20/2025
Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-09/20/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/18/2025
Open-Audited CLTV of XX.XX% exceeds Guideline CLTV of 70% - Due Diligence Vendor-08/21/2025
																Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-. - Due Diligence Vendor-09/20/2025 Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-09/20/2025	Exception Form.pdf		No derogatory credit. Borrower at same job for 19 years and 4 months.	XX	Primary Residence	Refinance	Cash Out - Other	5265813	Originator Pre-Close	Yes
54920260805169	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-21 10:16	2025-09-04 06:57	Resolved	1 - Information	Credit	Missing Doc	Missing Payoff Statement for prior loan	Resolved-Received payoff statement. Condition cleared. - Due Diligence Vendor-09/04/2025 Resolved-Payoff Statement for prior loan provided. - Due Diligence Vendor-09/04/2025 Ready for Review-Document Uploaded. Please find the attached document. - Seller-08/29/2025 Open-Missing Payoff Statement for prior loan. Missing Payoff Statement for the HELOC account to be paid off at closing - Due Diligence Vendor-08/21/2025	Ready for Review-Document Uploaded. Please find the attached document. - Seller-08/29/2025	Resolved-Received payoff statement. Condition cleared. - Due Diligence Vendor-09/04/2025 Resolved-Payoff Statement for prior loan provided. - Due Diligence Vendor-09/04/2025	Payoff statement.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5265525	N/A	N/A
54920260805141	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-10 13:42	2025-09-20 09:22	Resolved	1 - Information	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Resolved-Evidence installment debt was paid by other was provided. - Due Diligence Vendor-09/20/2025
Resolved-Audited DTI of 47.07% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-09/20/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/16/2025
Open-Audited DTI of 60.47% exceeds Guideline DTI of 50%  Lender excluded XXXX installment account payment from the DTI. File does not document this account being paid off or have documentation of 12 months bank statements or cancelled checks showing a non-applicant individual making the payment.  - Due Diligence Vendor-09/10/2025
																Resolved-Evidence installment debt was paid by other was provided. - Due Diligence Vendor-09/20/2025 Resolved-Audited DTI of 47.07% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-09/20/2025	Proof of debt paid by other.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5489030	N/A	N/A
54920260805243	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-13 14:32	2026-07-19 17:04	Resolved	1 - Information	Credit	Missing Doc	Missing Proof of Other Income - Pension, Retirement, Disability (Borrower)	Resolved-Received 2 yrs 1099s. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-Received. - Due Diligence Vendor-11/03/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-10/26/2025 Open-There is no verification of the other income used to qualify. There should be an award letter/pension letter or current 1099 for Borrower1's other retirement, pension, disability type of income in file. - Due Diligence Vendor-10/13/2025		Resolved-Received 2 yrs 1099s. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-Received. - Due Diligence Vendor-11/03/2025	Last 2 years 1099.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5877113	N/A	N/A
54920260805199	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-30 09:49	2025-09-30 11:50	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/30/2025 Ready for Review-Document Uploaded. XXX - Buyer-09/24/2025 Open-E-Consent documentation is missing for borrower(s). - Due Diligence Vendor-08/30/2025		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/30/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5370362	N/A	N/A
54920260805265	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-23 08:28	2025-08-23 08:28	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/23/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/23/2025				XX	Primary Residence	Refinance	Cash Out - Other	5292340	Investor Post-Close	No
54920260805150	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-20 13:54	2025-10-08 11:07	Resolved	1 - Information	Credit	Missing Doc	Missing Rental Income Documentation for REO	Resolved-Tax returns received. - Due Diligence Vendor-10/08/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-10/02/2025 Open-Missing Rental Income Documentation for REO listed on the application. Lender qualified the rental from 1040-schedule-E. However, same document missing in the loan file. - Due Diligence Vendor-09/20/2025		Resolved-Tax returns received. - Due Diligence Vendor-10/08/2025	XXXX 1040.pdf			XX	Investment	Refinance	Cash Out - Other	5610710	N/A	N/A
54920260805292	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-20 05:46	2026-07-19 17:25	Resolved	1 - Information	Compliance	Late:Amount	North Carolina - Maximum Late Fee (Open-End Loans)
Resolved-The Note states that the Late charges will not be less than $XX or greater than $XX which does not exceed the North Carolina Interest Provisions. Condition cleared. - Due Diligence Vendor-07/19/2026
Resolved-Resolved - Due Diligence Vendor-10/03/2025
Ready for Review-As per our Note "Late charges will not be less than $XX.XX or greater than $XX.XX. ". Invalid condition as late fee mentioned is not more than $XX. Please waive. - Seller-10/02/2025
Open-The ($XX.XX) late fee amount or ($XX.XX) late fee percent calculated amount exceeds $XX. Under the North Carolina Interest Provisions, a late payment charge may not exceed $XX on an equity line of credit less than $XXXXXX having an outstanding balance of $XXX or more, provided the monthly periodic rate is no greater than 1.25%, which when such rate is annualized is 15%. (N.C. Gen. Stat. 24-11(d1); N.C. Gen. Stat. 24-10; N.C. Gen. Stat. 24-1.2A(b)) . - Due Diligence Vendor-09/28/2025
Open- - Due Diligence Vendor-09/20/2025
Open- - Due Diligence Vendor-09/20/2025
Open- - Due Diligence Vendor-09/20/2025
															Ready for Review-As per our Note "Late charges will not be less than $XX.XX or greater than $XX.XX. ". Invalid condition as late fee mentioned is not more than $XX. Please waive. - Seller-10/02/2025	Resolved-The Note states that the Late charges will not be less than $XX or greater than $XX which does not exceed the North Carolina Interest Provisions. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-Resolved - Due Diligence Vendor-10/03/2025				XX	Primary Residence	Refinance	Cash Out - Other	5609793	N/A	N/A
54920260805292	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-09 16:41	2026-07-23 18:38	Acknowledged	1 - Information	Property	Property	XXX value equals C, 1st lien and secondary product not within tolerance	Acknowledged-XXX RA Only - 1st lien and secondary product not within tolerance. Lender provided a BPO to support the original value. This finding will be rated a C for XXX and grade A for all other agencies. - Due Diligence Vendor-07/23/2026 Acknowledged-XXX RA Only - 1st lien and secondary product not within tolerance. This finding will be rated a C for XXX. - Due Diligence Vendor-07/19/2026 Acknowledged- - Due Diligence Vendor-02/09/2026 Open-XXX RA Only - 1st lien and secondary product not within tolerance. This finding will be rated a C for XXX. - Due Diligence Vendor-02/09/2026		Acknowledged-XXX RA Only - 1st lien and secondary product not within tolerance. Lender provided a BPO to support the original value. This finding will be rated a C for XXX and grade A for all other agencies. - Due Diligence Vendor-07/23/2026 Acknowledged-XXX RA Only - 1st lien and secondary product not within tolerance. This finding will be rated a C for XXX. - Due Diligence Vendor-07/19/2026				XX	Primary Residence	Refinance	Cash Out - Other	7525608	Investor Post-Close	No
54920260805292	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-07 13:27	2026-02-09 11:27	Resolved	1 - Information	Property	Third Party Valuation	Secondary valuation product is not within tolerance	Resolved-BPO w/in tolerance received. - Due Diligence Vendor-02/09/2026 Ready for Review-Document Uploaded. XXX BPO exterior report - Seller-02/07/2026 Counter-BPO or stronger product required to support value used at closing. - Due Diligence Vendor-01/12/2026 Ready for Review-Document Uploaded. We are using lower of 2 Avm as its not within 10% Guideline Allows to use lower of 2. See attached. - Seller-01/08/2026 Open-The qualifying property value is $XXX,XXX compared to the AVM dated XX/XX/XXXX with a value of $XXX,XXX which is greater than 10%. - Due Diligence Vendor-01/07/2026	Ready for Review-Document Uploaded. XXX BPO exterior report - Seller-02/07/2026 Ready for Review-Document Uploaded. We are using lower of 2 Avm as its not within 10% Guideline Allows to use lower of 2. See attached. - Seller-01/08/2026	Resolved-BPO w/in tolerance received. - Due Diligence Vendor-02/09/2026	Lower of 2 avm allowed.png XXXXXXXXXX BPO Exterior.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6966617	N/A	N/A
54920260805292	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-07 13:26	2026-01-07 13:26	Resolved	1 - Information	Property	Appraisal	Missing Secondary Valuation	Resolved-Document Uploaded. Secondary valuation received. - Due Diligence Vendor-01/07/2026 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-01/07/2026		Resolved-Document Uploaded. Secondary valuation received. - Due Diligence Vendor-01/07/2026	XXXXXXXXXX - CAValue AVM - XX/XX/XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6966582	N/A	N/A
54920260805131	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-03 10:36	2026-07-19 17:33	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file for expired credit report. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/03/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file for expired credit report. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/03/2025			1) CLTV <5% below the Maximum Qualifying. 2) DTI <5% below the Maximum Qualifying	XX	Primary Residence	Refinance	Cash Out - Other	5767797	Originator Pre-Close	Yes
54920260805176	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-16 16:23	2026-07-19 17:36	Resolved	2 - Non-Material	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match	Resolved-Received a COC, Disbursement schedule and a Final Settlement statement. Condition cleared. - Due Diligence Vendor-07/19/2026 Cured-Proof of cure received. - Due Diligence Vendor-10/02/2025 Ready for Review-Document Uploaded. Please see attached Post consummation HELOC Disbursement schedule - Buyer-10/01/2025 Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. - Due Diligence Vendor-09/16/2025		Resolved-Received a COC, Disbursement schedule and a Final Settlement statement. Condition cleared. - Due Diligence Vendor-07/19/2026 Cured-Proof of cure received. - Due Diligence Vendor-10/02/2025	Final SS.pdf PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5561008	N/A	N/A
54920260805176	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-08-31 12:13	2025-09-20 07:49	Resolved	1 - Information	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-09/20/2025 Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-09/20/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-09/18/2025 Open-Missing Flood Insurance Policy - Due Diligence Vendor-08/31/2025		Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-09/20/2025 Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-09/20/2025	Flood Insurance Policy.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5372211	N/A	N/A
54920260805291	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-14 12:07	2026-07-19 17:38	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender Exception in file to go over 45 days for credit report. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/14/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender Exception in file to go over 45 days for credit report. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/14/2025			Compensating Factors: 1) 36+ Months 0x30 housing payment history. 2) No Derogatory events.	XX	Investment	Refinance	Cash Out - Other	5889698	Originator Pre-Close	Yes
54920260805216	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-15 09:21	2025-09-30 11:42	Resolved	1 - Information	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Audited DTI of 47.44% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-09/30/2025 Ready for Review-Following a/c are authorized user a/c hence excluded from DTI: XXX #XXX, XXXX #XXXX & XXXXXXXXX XXXX #XXXX - Buyer-09/23/2025 Open-Audited DTI of 51.18% exceeds Guideline DTI of 50% The originator DTI does not calculate all debt shown on credit report that is not paid on the settlement statement, however, no proof of why that debt should not be included has been provided. - Due Diligence Vendor-09/15/2025		Resolved-Audited DTI of 47.44% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-09/30/2025				XX	Primary Residence	Refinance	Cash Out - Other	5534553	N/A	N/A
54920260805112	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-07 13:16	2026-07-19 17:39	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to extend credit report expiration to 60 days to allow for closing. Lender Provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/07/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to extend credit report expiration to 60 days to allow for closing. Lender Provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/07/2025			CLTV <5% below the Maximum Qualifying Minimal debts / Revolving accounts Compensating factors met	XX	Primary Residence	Refinance	Cash Out - Other	5808750	Originator Pre-Close	Yes
54920260805197	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-07-17 08:40	2026-07-20 09:41	Acknowledged	3 - Material	Property	Value	AVM XXX approved vendor score did not meet published criteria	Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.16 (84% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026 Open-FSD Score of 0.16 (84% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/17/2026		Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.16 (84% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026				XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	10320302	Investor Post-Close	No
54920260805172	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-10 10:28	2025-09-30 13:53	Resolved	1 - Information	Compliance	Disclosure	HELOC What you should know booklet is missing	Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-09/30/2025 Ready for Review-Document Uploaded. XXX - Buyer-09/30/2025 Open-HELOC - What you should know booklet is missing - Due Diligence Vendor-09/10/2025		Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-09/30/2025	HELOC - What you should know booklet.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5483646	N/A	N/A
54920260805172	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-10 10:28	2025-09-30 13:53	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document is missing	Resolved-HELOC Important Terms document providedd - Due Diligence Vendor-09/30/2025 Ready for Review-Document Uploaded. XXX - Buyer-09/30/2025 Open-HELOC Important Terms document is missing - Due Diligence Vendor-09/10/2025		Resolved-HELOC Important Terms document providedd - Due Diligence Vendor-09/30/2025	HELOC Important Terms document.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5483647	N/A	N/A
54920260805172	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-10 10:35	2025-09-10 10:35	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Homeownership Counseling Organizations Disclosure Missing or Incomplete	Acknowledged-Homeownership Counseling Organizations Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/10/2025		Acknowledged-Homeownership Counseling Organizations Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/10/2025				XX	Primary Residence	Refinance	Cash Out - Other	5484104	Investor Post-Close	No
54920260805172	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-10 10:35	2025-09-10 10:35	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/10/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/10/2025				XX	Primary Residence	Refinance	Cash Out - Other	5484105	Investor Post-Close	No
54920260805381	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-02 13:38	2026-07-19 17:42	Waived	2 - Non-Material	Credit	Eligibility	Valuation Product Does Not Meet Guidelines	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Document Uploaded. Exception received to review via 10.24 guidelines and use 2 AVMs for valuation vs. Appraisal as required by published GLs. - Due Diligence Vendor-02/02/2026 Open-AVMs utilized for valuation vs. Appraisal, which is required per credit guidelines. - Due Diligence Vendor-02/02/2026		Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Document Uploaded. Exception received to review via 10.24 guidelines and use 2 AVMs for valuation vs. Appraisal as required by published GLs. - Due Diligence Vendor-02/02/2026	exception form (2).pdf		Employment for an extended period at the same job 36+mo 0x30 housing history No derogatory events	XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	7404113	Investor Post-Close	No
54920260805381	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-08 10:09	2025-11-19 08:32	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-. - Due Diligence Vendor-11/19/2025 Waived-. - Due Diligence Vendor-10/31/2025 Waived-Lender provided exception allowing a 2-day extension on credit before the LQI is required. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/31/2025 Ready for Review-Document Uploaded. Please find the attached Exception Form - Buyer-10/25/2025 Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-10/08/2025		Waived-. - Due Diligence Vendor-11/19/2025 Waived-. - Due Diligence Vendor-10/31/2025 Waived-Lender provided exception allowing a 2-day extension on credit before the LQI is required. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/31/2025	Exception Form.pdf		Employed at the same job for 9 years 4 months No mortgage lates in the past 36+ months No derogatory events	XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	5820067	Originator Pre-Close	Yes
54920260805373	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-19 16:52	2025-11-17 13:56	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely
Resolved-Program was changed from Conventional to HELOC on 09/04/2025. HELOC What You Should Know Booklet provided timely. Condition cleared. - Due Diligence Vendor-11/17/2025
Ready for Review-Incorrect Finding.  During the initial application loan  loan program was HELOAN therefore 1003 reflects loan type as 'Conventional'.  On XX/XX/XXXX borrower requested loan program change to 'HELOC'. All disclosures were delviered timely.
 - Buyer-11/14/2025
Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. HELOC What You Should Know Booklet not provided timely. Additional conditions may apply. - Due Diligence Vendor-11/07/2025
																Resolved-Program was changed from Conventional to HELOC on XX/XX/XXXX. HELOC What You Should Know Booklet provided timely. Condition cleared. - Due Diligence Vendor-11/17/2025				XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	5941998	N/A	N/A
54920260805373	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-19 16:52	2025-11-17 13:56	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely
Resolved-Program was changed from Conventional to HELOC on 09/04/2025. HELOC Important Terms document provided timely. Condition cleared. - Due Diligence Vendor-11/17/2025
Ready for Review-Incorrect Finding.  During the initial application loan  loan program was HELOAN therefore 1003 reflects loan type as 'Conventional'.  On XX/XX/XXXX borrower requested loan program change to 'HELOC'. All disclosures were delviered timely.
 - Buyer-11/14/2025
Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. HELOC Important Terms document not provided timely. Additional conditions may apply. - Due Diligence Vendor-11/07/2025
																Resolved-Program was changed from Conventional to HELOC on XX/XX/XXXX. HELOC Important Terms document provided timely. Condition cleared. - Due Diligence Vendor-11/17/2025				XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	5941997	N/A	N/A
54920260805320	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-25 15:05	2025-10-09 11:59	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match	Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-10/09/2025 Ready for Review-Document Uploaded. Please see attached corrected Final HUD - Buyer-10/07/2025 Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. Broker Fee is showing as lender paid on HELOC Agreement, but it is borrower paid on HUD. - Due Diligence Vendor-09/25/2025		Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-10/09/2025	HUD-1 Pages 1-3_HUD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5677003	N/A	N/A
54920260805305	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-15 13:21	2025-09-30 11:56	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/30/2025 Ready for Review-Document Uploaded. XXX - Buyer-09/24/2025 Open-E-Consent documentation is missing for borrower(s). - Due Diligence Vendor-09/15/2025		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-09/30/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5540749	N/A	N/A
54920260805303	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-19 14:07	2025-10-02 13:20	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match	Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-10/02/2025 Ready for Review-Document Uploaded. Please see attached Final SS and signed Revised HELOC Disbursement schedule - Buyer-10/01/2025 Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. - Due Diligence Vendor-09/19/2025		Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-10/02/2025	Final SS.pdf HELOC Disbursement Schedule.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5606305	N/A	N/A
54920260805178	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-30 12:27	2025-10-27 10:43	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided by lender. Condition cleared. - Due Diligence Vendor-10/27/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-10/27/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-10/25/2025 Open-E-Consent documentation is missing for borrower(s). E-Consent documentation is missing for borrower(s) - Due Diligence Vendor-09/30/2025		Resolved-E-Consent documentation for borrower(s) provided by lender. Condition cleared. - Due Diligence Vendor-10/27/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-10/27/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5721819	N/A	N/A
54920260805432	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-26 14:15	2026-07-19 17:46	Waived	2 - Non-Material	Credit	Eligibility	Trust/POA Does Not Meet Guideline Requirements	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Waiver provided to close with POA. - Due Diligence Vendor-11/26/2025 Open- - Due Diligence Vendor-11/26/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Waiver provided to close with POA. - Due Diligence Vendor-11/26/2025			1) CLTV <5% below the Maximum Qualifying. 2) Minimal debts / Revolving accounts.	XX	Primary Residence	Refinance	Cash Out - Other	6407749	Originator Pre-Close	Yes
54920260805432	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-11 12:22	2026-07-19 17:45	Waived	2 - Non-Material	Credit	Eligibility	Credit History Insufficient
Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026
Waived-Waiver provided for tradeline requirement not being bet.  - Due Diligence Vendor-11/26/2025
Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-11/21/2025
Open-Lender guidelines require one of the following to be met: At least two active tradelines with a 24-month history or a minimum of three years of mortgage history with no 30-day late payments (0x30). Credit history insufficient. Additional conditions may apply. - Due Diligence Vendor-11/11/2025
																Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B - Due Diligence Vendor-07/19/2026 Waived-Waiver provided for tradeline requirement not being bet. - Due Diligence Vendor-11/26/2025	Exception Form.pdf		1) CLTV <5% below the Maximum Qualifying. 2) Minimal debts / Revolving accounts.	XX	Primary Residence	Refinance	Cash Out - Other	6211274	Originator Pre-Close	Yes
54920260805483	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-22 06:23	2025-10-29 10:44	Resolved	1 - Information	Credit	Missing Doc	Missing income documentation	Resolved-Sufficient documentation received. - Due Diligence Vendor-10/29/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-10/24/2025 Open-Guidelines required Social Security Income to be verified with an Award Letter or 1099. The Award Letter provided for the Borrower is dated XX/XX/XXXX and the subject loan closed 09/05/2025. Provide current SSI document for Borrower. Additional conditions may apply. - Due Diligence Vendor-09/22/2025		Resolved-Sufficient documentation received. - Due Diligence Vendor-10/29/2025	XXXXX Award Letter.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	5614524	N/A	N/A
54920260805310	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-19 12:26	2025-10-08 11:20	Resolved	1 - Information	Credit	Missing Doc	Missing Letter of Explanation (Excessive Inquiries)	Resolved-LOE for Excessive Inquiries provided - Due Diligence Vendor-10/08/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-10/02/2025 Open-Missing LOE for Excessive Inquiries GL section 4-2-4-14 requires Inquiry letter addressing all inquiries in the most recent 90 days. Same is missing in file. - Due Diligence Vendor-09/19/2025		Resolved-LOE for Excessive Inquiries provided - Due Diligence Vendor-10/08/2025	LOE inquiry.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5604532	N/A	N/A
54920260805215	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-03 08:12	2025-12-12 12:31	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Audited DTI of 49.4% exceeds Guideline DTI of 45% Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/03/2025		Waived-Audited DTI of 49.4% exceeds Guideline DTI of 45% Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/03/2025			Employment for an extended period at the same job 0x30 housing history 36+ mo	XX	Primary Residence	Refinance	Cash Out - Other	6096705	Originator Pre-Close	Yes
54920260805215	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-31 08:03	2025-11-05 17:22	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Lender provided E-Consent documentation. Condition cleared. - Due Diligence Vendor-11/05/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-11/05/2025 Ready for Review-Document Uploaded. Please see attached. - Buyer-11/05/2025 Open-E-Consent documentation is missing for borrower(s). E-Consent Agreement in file is not electronically signed. Provide signed copy of agreement. Additional conditions may apply. - Due Diligence Vendor-11/03/2025		Resolved-Lender provided E-Consent documentation. Condition cleared. - Due Diligence Vendor-11/05/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-11/05/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6080377	N/A	N/A
54920260805215	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-31 09:28	2025-11-05 14:41	Resolved	1 - Information	Property	Missing Doc	Missing HOA/Condo Certification	Resolved-Received HOA annual statement. Condition cleared. - Due Diligence Vendor-11/05/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/04/2025 Open-Missing evidence of HOA monthly fee. - Due Diligence Vendor-10/31/2025		Resolved-Received HOA annual statement. Condition cleared. - Due Diligence Vendor-11/05/2025	HOA statement.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6081803	N/A	N/A
54920260805215	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-31 10:42	2025-11-05 14:39	Resolved	1 - Information	Credit	Income/Employment	Borrower 1 Personal Bank Statements Less Than 12 Months Provided	Resolved-Received XX/XX/XXXX and XX/XX/XXXX bank statements. Condition cleared. - Due Diligence Vendor-11/05/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/04/2025 Open-Lender required 12 months payments to exclude student loan from DTI calculation (5th debt on credit report). Audit could only verify 10 months in file. Please provide evidence of payments made in XX/XX/XXXX and XX/XX/XXXX. - Due Diligence Vendor-10/31/2025		Resolved-Received XX/XX/XXXX and XX/XX/XXXX bank statements. Condition cleared. - Due Diligence Vendor-11/05/2025	XXX and XXX statement.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6083896	N/A	N/A
54920260805297	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-15 10:58	2025-10-31 12:50	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Audited DTI of 44.61% exceeds Guideline DTI of 43% Lender provided exception for a max DTI of 44.79%. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/31/2025 Ready for Review-Document Uploaded. Please find the attached Exception Form. - Buyer-10/26/2025 Open-Audited DTI of 44.61% exceeds Guideline DTI of 43% - Due Diligence Vendor-10/15/2025		Waived-Audited DTI of 44.61% exceeds Guideline DTI of 43% Lender provided exception for a max DTI of 44.79%. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/31/2025	Exception Form.pdf		Employment at the same job for 15 years 36+ mos. no mortgage lates	XX	Primary Residence	Refinance	Cash Out - Other	5903226	Originator Pre-Close	Yes
54920260805294	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-09-27 11:21	2025-10-06 12:40	Resolved	1 - Information	Compliance	Closing	The Deed of Trust is Not Executed	Resolved-Executed DOT received. - Due Diligence Vendor-10/06/2025 Ready for Review-Document Uploaded. XXX DOT - Buyer-10/02/2025 Open-The Deed of Trust is Not Executed. - Due Diligence Vendor-09/27/2025		Resolved-Executed DOT received. - Due Diligence Vendor-10/06/2025	executed DOT.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5694517	N/A	N/A
54920260805119	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-07-17 08:58	2026-07-20 09:41	Acknowledged	3 - Material	Property	Value	AVM XXX approved vendor score did not meet published criteria	Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and A for all others - Due Diligence Vendor-07/20/2026 Open-FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and A for all others. - Due Diligence Vendor-07/17/2026		Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and A for all others - Due Diligence Vendor-07/20/2026				XX	Primary Residence	Refinance	Cash Out - Other	10320618	Investor Post-Close	No
54920260805119	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-05 11:16	2026-07-19 17:49	Waived	2 - Non-Material	Credit	Missing Doc	Employment History less than 2 years for Borrower
Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B.  - Due Diligence Vendor-07/19/2026
Waived-Per applicable guidelines, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Lender exception in file for 2-year employment history is 5 days short of full two years. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/05/2025

Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B.  - Due Diligence Vendor-07/19/2026
 Waived-Per applicable guidelines, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Lender exception in file for 2-year employment history is 5 days short of full two years. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/05/2025

																			1) CLTV <5% below the Maximum Qualifying. 2) 36+ Months 0x30 housing payment history. 3) Minimal debts/Revolving accounts.	XX	Primary Residence	Refinance	Cash Out - Other	6138940	Originator Pre-Close	Yes
54920260805180	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-31 12:23	2026-07-19 18:40	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 49.44% exceeds Guideline DTI of 43% Lender exception to go over 43% DTI with LTV over 70% and FICO of 665. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/31/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 49.44% exceeds Guideline DTI of 43% Lender exception to go over 43% DTI with LTV over 70% and FICO of 665. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/31/2025			1) Employment of 5 years on the same job. 2) 36+ Months 0x30 housing payment history.	XX	Primary Residence	Refinance	Cash Out - Other	6085373	Originator Pre-Close	Yes
54920260805180	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-09 10:11	2025-11-04 17:17	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-11/04/2025 Ready for Review-Document Uploaded. Please find the attached VVOE. - Buyer-11/04/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing. Lender guidelines require VVOE to be completed within 10 business days of Note Date. Additional conditions may apply. - Due Diligence Vendor-10/09/2025		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-11/04/2025	VVOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5837118	N/A	N/A
54920260805180	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-09 10:33	2025-10-31 12:25	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/09/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/09/2025				XX	Primary Residence	Refinance	Cash Out - Other	5838372	Investor Post-Close	No
54920260805196	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-04 11:17	2025-11-04 11:17	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/04/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/04/2025				XX	Primary Residence	Refinance	Cash Out - Other	6118271	Investor Post-Close	No
54920260805274	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-10 13:10	2025-11-07 09:43	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. Condition cleared. - Due Diligence Vendor-11/07/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-11/07/2025 Ready for Review-Document Uploaded. Please see attached. - Buyer-11/07/2025 Open-E-Consent documentation is missing for borrower(s). Additional conditions may apply. - Due Diligence Vendor-10/10/2025		Resolved-E-Consent documentation for borrower(s) provided. Condition cleared. - Due Diligence Vendor-11/07/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-11/07/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5858466	N/A	N/A
54920260805220	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-11 12:42	2025-11-03 14:26	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/11/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/11/2025				XX	Investment	Refinance	Cash Out - Other	5865260	Investor Post-Close	No
54920260805272	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-12 11:32	2026-07-19 18:43	Waived	2 - Non-Material	Credit	Eligibility	Transaction Ineligible	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived- Lender exception to use POA for the borrower. The co-borrower is the POA. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/12/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived- Lender exception to use POA for the borrower. The co-borrower is the POA. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/12/2025			1. 36+ Months 0x30 housing payment history. 2. No derogatory events	XX	Primary Residence	Refinance	Cash Out - Other	5866704	Originator Pre-Close	Yes
54920260805464	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-12 08:03	2026-07-18 11:39	Resolved	1 - Information	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-11/18/25-Business License tax certificates from 8/2019 through 7/2026 and yellow pages provided. No issues. - Due Diligence Vendor-11/18/2025 Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-11/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Seller-11/13/2025 Open-Borrower 2 3rd Party VOE Prior to Close Missing Third-party VVOE for Borrower 2 dated within 60 days of Note date is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-11/12/2025	Ready for Review-Document Uploaded. Please find the attached document. - Seller-11/13/2025	Resolved-11/18/25-Business License tax certificates from XX/XXXX through XX/XXXX and yellow pages provided. No issues. - Due Diligence Vendor-11/18/2025 Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-11/18/2025	Proof of business existence.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6221278	N/A	N/A
54920260805464	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-12 08:03	2026-07-18 11:39	Resolved	1 - Information	Credit	Missing Doc	Borrower 2 Business Tax Returns Missing
Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/18/2026
Resolved-2024 business and personal returns provided. Income calculation supports amount used by lender to qualify. No issues.  - Due Diligence Vendor-11/18/2025
Resolved-Borrower 2 Business Tax Returns Missing - Due Diligence Vendor-11/18/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/13/2025
Open-Borrower 2 Business Tax Returns Missing Borrower 2 complete Business Tax Returns missing from loan file. Additional conditions may apply. - Due Diligence Vendor-11/12/2025
																Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/18/2026 Resolved-XXXX business and personal returns provided. Income calculation supports amount used by lender to qualify. No issues. - Due Diligence Vendor-11/18/2025 Resolved-Borrower 2 Business Tax Returns Missing - Due Diligence Vendor-11/18/2025	Business Tax Return.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6221279	N/A	N/A
54920260805464	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-12 08:03	2026-07-18 11:39	Resolved	1 - Information	Credit	Missing Doc	Borrower 2 Personal Tax Returns Missing
Resolved-Borrower 2 Personal Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/18/2026
Resolved-2024 business and personal returns provided. Income calculation supports amount used by lender to qualify. No issues.  - Due Diligence Vendor-11/18/2025
Resolved-Borrower 2 Personal Tax Returns Missing - Due Diligence Vendor-11/18/2025
Ready for Review-Document Uploaded. Please find the attached document. - Seller-11/13/2025
Open-Borrower 2 Personal Tax Returns Missing Borrower 2 complete Personal Tax Returns missing from loan file. Additional conditions may apply. - Due Diligence Vendor-11/12/2025
															Ready for Review-Document Uploaded. Please find the attached document. - Seller-11/13/2025	Resolved-Borrower 2 Personal Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/18/2026 Resolved-XXXX business and personal returns provided. Income calculation supports amount used by lender to qualify. No issues. - Due Diligence Vendor-11/18/2025 Resolved-Borrower 2 Personal Tax Returns Missing - Due Diligence Vendor-11/18/2025	personal Tax Returns.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6221280	N/A	N/A
54920260805464	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-10 11:02	2025-11-18 10:49	Resolved	1 - Information	Credit	Missing Doc	Borrower 2 Credit Report is Missing	Resolved-11/18/25-Credit report dated XX/XX/XXXX provided. No issues noted. - Due Diligence Vendor-11/18/2025 Resolved-Borrower 2 Credit Report is not missing. - Due Diligence Vendor-11/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Seller-11/13/2025 Open-Borrower 2 Credit Report is Missing. Original credit report was not provided. Only supplement report was provided. Additional conditions may apply. - Due Diligence Vendor-11/10/2025	Ready for Review-Document Uploaded. Please find the attached document. - Seller-11/13/2025	Resolved-11/18/25-Credit report dated XX/XX/XXXX provided. No issues noted. - Due Diligence Vendor-11/18/2025 Resolved-Borrower 2 Credit Report is not missing. - Due Diligence Vendor-11/18/2025	Credit Report.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6195558	N/A	N/A
54920260805464	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-10 11:02	2025-11-18 10:49	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-11/18/25-Credit report dated XX/XX/XXXX provided. No issues noted. - Due Diligence Vendor-11/18/2025 Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-11/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/13/2025 Open-Borrower 1 Credit Report is Missing. Original credit report was not provided. Only supplement report was provided. Additional conditions may apply. - Due Diligence Vendor-11/10/2025		Resolved-11/18/25-Credit report dated XX/XX/XXXX provided. No issues noted. - Due Diligence Vendor-11/18/2025 Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-11/18/2025	Credit Report.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6195557	N/A	N/A
54920260805468	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-08 08:14	2026-07-19 18:46	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to extend credit to XX/XX/XXXX and a 5-day lock extension. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/08/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to extend credit to XX/XX/XXXX and a 5-day lock extension. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/08/2025			1) DTI <5% below the Maximum Qualifying. 2) Employment for an extended period at the same job. 3) 3) 36+ Months 0x30 housing payment history.	XX	Investment	Refinance	Cash Out - Other	6526037	Originator Pre-Close	Yes
54920260805468	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-08 08:48	2026-07-19 18:45	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-Agree with Lender rebuttal stating: Taxes and Insurance document for second home and Investment property listed in REO section 3b and 3c is not required as taxes and insurance are already escrowed in monthly mortgage payment. Condition cleared. - Due Diligence Vendor-07/19/2026
Resolved-Agree. Condition cleared. - Due Diligence Vendor-12/17/2025
Ready for Review-Document Uploaded. Taxes and Insurance document for second home and Investment property listed in REO section 3b and 3c is not required as taxes and insurance are already escrowed in monthly mortgage payment. - Seller-12/15/2025
Counter-Received lease and 6 months payment history. Missing HOI for REO 3b and REO 3c on the final 1003. Condition remains. - Due Diligence Vendor-12/14/2025
Ready for Review-Document Uploaded. For #1 Please find the attached document. For #2 & 3, Taxes and Insurance document for second home and Investment property listed in REO section 3b and 3c  is not required as taxes and insurance are already escrowed in monthly mortgage payment. - Seller-12/11/2025
Open-1) Please provide one of the following to verify the rental payment for the primary residence: Six months canceled checks or equivalent payment source, six months bank statements reflecting a clear and consistent payment to an organization or individual, direct verification of rent from a management company or individual landlord, or a copy of a current, fully executed lease agreement and two months cancelled checks supporting the rental payment amount. Additional conditions may apply.
2) Please provide evidence of hazard insurance for second home (REO 3b) listed on 1003. Additional conditions may apply.
3) Please provide evidence of hazard insurance for investment property (REO 3c) listed on 1003. Additional conditions may apply. - Due Diligence Vendor-12/08/2025
															Ready for Review-Document Uploaded. Taxes and Insurance document for second home and Investment property listed in REO section 3b and 3c is not required as taxes and insurance are already escrowed in monthly mortgage payment. - Seller-12/15/2025 Ready for Review-Document Uploaded. For #1 Please find the attached document. For #2 & 3, Taxes and Insurance document for second home and Investment property listed in REO section 3b and 3c is not required as taxes and insurance are already escrowed in monthly mortgage payment. - Seller-12/11/2025	Resolved-Agree with Lender rebuttal stating: Taxes and Insurance document for second home and Investment property listed in REO section 3b and 3c is not required as taxes and insurance are already escrowed in monthly mortgage payment. Condition cleared. - Due Diligence Vendor-07/19/2026 Resolved-Agree. Condition cleared. - Due Diligence Vendor-12/17/2025	Rental Housing Payments proof.pdf XX X XXXXXXXXXXX XX - Mortgage Statement.pdf XXX XXXXXX XXX - Mortgage Statement.pdf			XX	Investment	Refinance	Cash Out - Other	6526727	N/A	N/A
54920260805468	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-08 08:54	2025-12-14 17:09	Resolved	1 - Information	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Resolved-Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of 75% - Due Diligence Vendor-12/14/2025 Open-Audited CLTV of XX.XX% exceeds Guideline CLTV of 75% - Due Diligence Vendor-12/14/2025 Ready for Review-Document Uploaded. Please find the revised Appraisal Report with Property value $XXXXXXXX & signature Date XX/XX/XXXX. - Buyer-12/11/2025 Open-Audited CLTV of XX.XX% exceeds Guideline CLTV of 75%. Additional conditions may apply. - Due Diligence Vendor-12/08/2025		Resolved-Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of 75% - Due Diligence Vendor-12/14/2025	Revised Appraisal Report.pdf			XX	Investment	Refinance	Cash Out - Other	6526849	N/A	N/A
54920260805468	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-08 08:54	2025-12-14 17:09	Resolved	1 - Information	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Resolved-Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of 75% - Due Diligence Vendor-12/14/2025 Open-Audited HLTV of XX.XX% exceeds Guideline HCLTV of 75% - Due Diligence Vendor-12/14/2025 Ready for Review-Document Uploaded. Please find the revised Appraisal Report with Property value $XXXXXXXX & signature Date XX/XX/XXXX. - Seller-12/11/2025 Open-Audited HLTV of XX.XX% exceeds Guideline HCLTV of 75%. Additional conditions may apply. - Due Diligence Vendor-12/08/2025	Ready for Review-Document Uploaded. Please find the revised Appraisal Report with Property value $XXXXXXXX & signature Date XX/XX/XXXX. - Seller-12/11/2025	Resolved-Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of 75% - Due Diligence Vendor-12/14/2025	Revised Appraisal Report.pdf			XX	Investment	Refinance	Cash Out - Other	6526850	N/A	N/A
54920260805551	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-03 11:42	2026-07-19 18:48	Waived	2 - Non-Material	Property	Appraisal	Valuation product is deficient	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender exception in file to use AVM when appraisal is required for piggyback transaction. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-02/03/2026		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender exception in file to use AVM when appraisal is required for piggyback transaction. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-02/03/2026			1) 36+ Months 0x30 housing payment history. 2) No derogatory events.	XX	Primary Residence	Purchase	NA	7422077	Originator Pre-Close	Yes
54920260805230	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-14 13:43	2026-07-19 18:49	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 46.86% exceeds Guideline DTI of 43% Lender Exception in file to have DTI go above guideline max of 43%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/14/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 46.86% exceeds Guideline DTI of 43% Lender Exception in file to have DTI go above guideline max of 43%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-10/14/2025			1) Credit Score >/= 10+ Points more than qualifying. 2) 36+ Months 0x30 housing payment history.	XX	Primary Residence	Refinance	Cash Out - Other	5891490	Originator Pre-Close	Yes
54920260805177	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-03 10:06	2026-07-19 17:07	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 51.46% exceeds Guideline DTI of 43% Lender exception in file to use XXXXXXX XXX calculation of 0.5% for deferred student loan payment. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/03/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 51.46% exceeds Guideline DTI of 43% Lender exception in file to use Freddie Mac calculation of 0.5% for deferred student loan payment. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/03/2025			1) FICO 10 points above requirement. 2) No derogatory events.	XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6099114	Originator Pre-Close	Yes
54920260805130	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-03 08:42	2025-11-03 08:42	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/03/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/03/2025				XX	Primary Residence	Refinance	Cash Out - Other	6097249	Investor Post-Close	No
54920260805397	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-26 15:13	2025-11-20 15:08	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)
Resolved-sufficient process documentation provided.  - Due Diligence Vendor-11/20/2025
Counter-The violation is related to e-Consent. The initial documents were sent electronically to the borrower on XX/XX/XXXX which is prior to the borrower providing e-Consent on 09/10/2025. Documents cannot be delivered electronically until the borrower has agreed to receive documents electronically. Condition maintained. - Due Diligence Vendor-11/19/2025
Ready for Review-The application was taken via telephone, here disclosures are not required to be issued on the same day of application. Incorrect Finding - Buyer-11/19/2025
Counter-Documents were sent to the borrower electronically on XX/XX/XXXXX, however e-Consent was not provided until XX/XX/XXXX. Condition maintained. - Due Diligence Vendor-11/18/2025
Ready for Review-Document Uploaded. Please see attached - Buyer-11/18/2025
Open-E-Consent documentation is missing for borrower(s). - Due Diligence Vendor-10/26/2025
																Resolved-sufficient process documentation provided. - Due Diligence Vendor-11/20/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6017019	N/A	N/A
54920260805331	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-18 22:00	2026-07-19 17:06	Resolved	1 - Information	Credit	Missing Doc	Missing Condo Questionnaire	Resolved-Condo Questionnaire Received. Condition Resolved. - Due Diligence Vendor-07/19/2026 Resolved-Received - Due Diligence Vendor-11/14/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/11/2025 Open- The Condo Questionnaire is missing from the loan file. Additional conditions may apply. The Condo Questionnaire is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-10/19/2025		Resolved-Condo Questionnaire Received. Condition Resolved. - Due Diligence Vendor-07/19/2026 Resolved-Received - Due Diligence Vendor-11/14/2025	Condo Questionnaire.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5940866	N/A	N/A
54920260805355	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-08 07:42	2026-07-19 17:05	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Borrower 1 Gap Credit Report is Missing GL requires the credit report date to be within 45 days of the closing date. If it exceeds this timeframe, an LQI is required within 10 business days of the closing date. Provided credit report date exceeds the guideline requirement. An exception has been granted to allow up to 60 days for the credit report without requiring an LQI. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/08/2025

Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
 Waived-Borrower 1 Gap Credit Report is Missing GL requires the credit report date to be within 45 days of the closing date. If it exceeds this timeframe, an LQI is required within 10 business days of the closing date. Provided credit report date exceeds the guideline requirement. An exception has been granted to allow up to 60 days for the credit report without requiring an LQI. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/08/2025

																			Compensating factors are verified and validated. 1. DTI <5% below the Maximum Qualifying. 2. Employment for an extended period at the same job.	XX	Primary Residence	Refinance	Cash Out - Other	6183100	Originator Pre-Close	Yes
54920260805249	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-07-17 08:52	2026-07-20 09:41	Acknowledged	3 - Material	Property	Value	AVM XXX approved vendor score did not meet published criteria	Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026 Open-FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/17/2026		Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026				XX	Primary Residence	Refinance	Cash Out - Other	10320520	Investor Post-Close	No
54920260805249	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-16 12:49	2025-12-16 12:50	Resolved	1 - Information	Property	Appraisal	Missing Secondary Valuation	Resolved-AVM received. - Due Diligence Vendor-12/16/2025 Open-Document Uploaded. - Due Diligence Vendor-12/16/2025 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/16/2025		Resolved-AVM received. - Due Diligence Vendor-12/16/2025	Veros AVM - FSD 19 with value $XXXXXX dated XX/XX/XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6647759	N/A	N/A
54920260805209	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-11 16:23	2025-11-06 14:34	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Received credit report. Condition cleared. - Due Diligence Vendor-11/06/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/05/2025 Open-Borrower 1 Credit Report is Missing. Additional conditions may apply. - Due Diligence Vendor-10/11/2025		Resolved-Received credit report. Condition cleared. - Due Diligence Vendor-11/06/2025	Credit Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5865622	N/A	N/A
54920260805157	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-17 13:11	2025-10-27 10:40	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match
Resolved-Lender provided final Settlement Statement reflecting Flood Cert and Due Diligence Report fees. Condition cleared. - Due Diligence Vendor-10/27/2025
Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-10/27/2025
Ready for Review-Document Uploaded. Please see attached FSS
But Due Diligence and Flood Cert are paid by lender, and not being charged to borrower. Please advise why these need to be listed on SS. Invalid condition
 - Buyer-10/25/2025
Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. The Settlement Statement does not list the Flood Cert and Due Diligence Report fees.  - Due Diligence Vendor-10/17/2025
																Resolved-Lender provided final Settlement Statement reflecting Flood Cert and Due Diligence Report fees. Condition cleared. - Due Diligence Vendor-10/27/2025 Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-10/27/2025	FSS.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5934591	N/A	N/A
54920260805157	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-17 13:23	2025-10-27 10:39	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Lender provided final Settlement Statement signed by borrower. Condition cleared. - Due Diligence Vendor-10/27/2025 Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-10/27/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-10/25/2025 Open-Final HUD-1 Document is missing. Settlement statement not signed by borrower. - Due Diligence Vendor-10/17/2025		Resolved-Lender provided final Settlement Statement signed by borrower. Condition cleared. - Due Diligence Vendor-10/27/2025 Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-10/27/2025	FSS.pdf			XX	Primary Residence	Refinance	Cash Out - Other	5934846	N/A	N/A
54920260805242	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-06 13:39	2025-11-10 12:01	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match
Resolved-Lender provided Final SS and Post Consummation HELOC Disbursement Schedule reflecting the same recording fees. Condition cleared. - Due Diligence Vendor-11/10/2025
Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-11/10/2025
Ready for Review-Document Uploaded. Please see attached Final SS and Post Consummation HELOC Disbursement Schedule - Buyer-11/10/2025
Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. HUD shows Recording fee as $XXX - The HELOC Agreement shows the Recording Fee as $XXX - Due Diligence Vendor-11/06/2025
																Resolved-Lender provided Final SS and Post Consummation HELOC Disbursement Schedule reflecting the same recording fees. Condition cleared. - Due Diligence Vendor-11/10/2025 Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-11/10/2025	Post Consumation HELOC Disbursement Schedule.pdf Final SS.pdf			XX	Investment	Refinance	Cash Out - Other	6160160	N/A	N/A
54920260805217	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-03 08:47	2025-11-05 17:02	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Lender provided final signed Settlement Statement. Condition cleared. - Due Diligence Vendor-11/05/2025 Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-11/05/2025 Ready for Review-Please see attached. - Buyer-11/05/2025 Open-Final HUD-1 Document is Missing The HUD dated XX/XX/XXXX is not signed or certified. Provide a fully executed final HUD. - Due Diligence Vendor-11/03/2025		Resolved-Lender provided final signed Settlement Statement. Condition cleared. - Due Diligence Vendor-11/05/2025 Resolved-Final HUD-1 Document is not missing. - Due Diligence Vendor-11/05/2025	Doc correction XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6097325	N/A	N/A
54920260805226	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-03 09:37	2025-11-06 14:29	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received WVOE dated within 10 business days of closing. Condition cleared. - Due Diligence Vendor-11/06/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/05/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing. Lender guidelines require VVOE to be completed within 10 business days of Note Date. VVOE is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-11/03/2025		Resolved-Received WVOE dated within 10 business days of closing. Condition cleared. - Due Diligence Vendor-11/06/2025	WVOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6098426	N/A	N/A
54920260805226	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-03 15:38	2025-11-06 14:29	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received WVOE. Condition cleared. - Due Diligence Vendor-11/06/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/05/2025 Open-Originator used 2-year average for commission income for B1. Documentation supporting 2024 and 2003 commission income is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-11/03/2025		Resolved-Received WVOE. Condition cleared. - Due Diligence Vendor-11/06/2025	WVOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6106283	N/A	N/A
54920260805353	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-06 13:19	2025-12-17 18:55	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Shortfall	Resolved-. - Due Diligence Vendor-12/18/2025 Resolved-Hazard Insurance Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien(s) or Guaranteed Replacement Coverage is present - Due Diligence Vendor-12/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-12/15/2025 Open-The hazard insurance policy in file reflected dwelling coverage of $XXXXXX. The combined loan amount of both subject property liens is $XXXXXX.XX which leaves a shortage of hazard insurance coverage. Additional conditions may apply. - Due Diligence Vendor-11/06/2025		Resolved-. - Due Diligence Vendor-12/18/2025 Resolved-Hazard Insurance Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien(s) or Guaranteed Replacement Coverage is present - Due Diligence Vendor-12/18/2025	Foremost Policy Change.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6159735	N/A	N/A
54920260805451	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-16 14:33	2026-07-19 17:03	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to extend prequal new credit report for 10 days to allow for closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated - Due Diligence Vendor-12/16/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to extend prequal new credit report for 10 days to allow for closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated - Due Diligence Vendor-12/16/2025			1) CLTV <5% below the Maximum Qualifying. 2) Employment for an extended period at the same job.	XX	Primary Residence	Refinance	Cash Out - Other	6649896	Originator Pre-Close	Yes
54920260805451	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-16 14:33	2026-07-19 17:03	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 2 Gap Credit Report is Missing Lender exception in file to extend prequal new credit report for 10 days to allow for closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated - Due Diligence Vendor-12/16/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 2 Gap Credit Report is Missing Lender exception in file to extend prequal new credit report for 10 days to allow for closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated - Due Diligence Vendor-12/16/2025			1) CLTV <5% below the Maximum Qualifying. 2) Employment for an extended period at the same job.	XX	Primary Residence	Refinance	Cash Out - Other	6649897	Originator Pre-Close	Yes
54920260805451	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-30 13:02	2025-12-18 14:09	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received mortgage history. Condition cleared. - Due Diligence Vendor-12/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-12/17/2025 Open-Lender guidelines require mortgage payment history rating that covers 12 months. 12-month mortgage payment history is missing from credit report. Additional conditions may apply. - Due Diligence Vendor-11/30/2025		Resolved-Received mortgage history. Condition cleared. - Due Diligence Vendor-12/18/2025	24 months payment history.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6423049	N/A	N/A
54920260805252	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-27 09:44	2025-11-04 10:32	Resolved	1 - Information	Credit	Missing Doc	Missing Trust Documentation	Resolved-Received Trust doc. - Due Diligence Vendor-11/04/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-10/28/2025 Open-Missing Trust Documentation Trust Agreement/Certificate is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-10/27/2025		Resolved-Received Trust doc. - Due Diligence Vendor-11/04/2025	Trust Documents.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6021274	N/A	N/A
54920260805398	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-26 13:11	2026-01-26 13:11	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/26/2026		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/26/2026				XX	Primary Residence	Refinance	Cash Out - Other	7301139	Investor Post-Close	No
54920260805261	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-03 11:57	2026-07-19 17:02	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Audited DTI of 49.68% exceeds Guideline DTI of 43% Lender exception in file to go over 43% DTI with LTV under 65%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/03/2025

Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

 Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

 Waived-Audited DTI of 49.68% exceeds Guideline DTI of 43% Lender exception in file to go over 43% DTI with LTV under 65%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/03/2025

																			1) 36+ Months 0x30 housing payment history. 2) Minimal revolving debt/remaining liabilities.	XX	Primary Residence	Refinance	Cash Out - Other	6102087	Originator Pre-Close	Yes
54920260805316	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-22 16:35	2026-07-18 13:38	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Resolved-Lender provided tax return with Schedule E. Condition cleared. - Due Diligence Vendor-10/31/2025 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-10/31/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-10/26/2025 Open-Borrower 1 Personal Tax Returns Missing Missing XXXX Tax Return for Rental Income used for REO 3c and REO 3e on 1003. Additional conditions may apply. - Due Diligence Vendor-10/22/2025		Resolved-Lender provided tax return with Schedule E. Condition cleared. - Due Diligence Vendor-10/31/2025 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-10/31/2025	XXXX - 1040.pdf			XX	Investment	Refinance	Cash Out - Other	5979737	N/A	N/A
54920260805192	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-29 16:37	2025-11-04 15:36	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received solar lease docs. Condition cleared. - Due Diligence Vendor-11/04/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/03/2025 Open-Supporting documentation for lease payments listed on 1003 are missing from loan file. Additional conditions may apply. - Due Diligence Vendor-10/29/2025		Resolved-Received solar lease docs. Condition cleared. - Due Diligence Vendor-11/04/2025	Lease payment.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6059848	N/A	N/A
54920260805385	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-23 15:13	2026-02-25 07:32	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-02/25/2026 Ready for Review-Received E-consent documentation. Condition status changed to Resolved. - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. See attached - Buyer-02/24/2026 Open-E-Consent documentation is missing for borrower(s). - Due Diligence Vendor-01/23/2026		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-02/25/2026	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7278608	N/A	N/A
54920260805337	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-19 13:04	2026-07-19 17:00	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Waiver received for DTI to 50. - Due Diligence Vendor-02/19/2026
Ready for Review-Document Uploaded. Please find the revised exception form. - Buyer-02/17/2026
Counter-2 comp factors required - Due Diligence Vendor-02/03/2026
Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-02/02/2026
Open-Audited DTI of 44.48% exceeds Guideline DTI of 43% The Audited DTI of 44.48% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-01/28/2026
																Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Waiver received for DTI to 50. - Due Diligence Vendor-02/19/2026	exception form.pdf		Employment for an extended period at the same job Minimal debt	XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6710804	Originator Pre-Close	Yes
54920260805337	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-28 12:04	2026-02-02 13:14	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-02/02/2026 Ready for Review-Document Uploaded. E-consent attached. - Buyer-01/30/2026 Open-E-Consent documentation is missing for borrower(s). E Consent documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-01/28/2026		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-02/02/2026	XXXX E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	7334814	N/A	N/A
54920260805337	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-28 12:04	2026-01-28 12:05	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/28/2026		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/28/2026				XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	7334815	Investor Post-Close	No
54920260805413	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-09 12:46	2026-07-19 16:58	Waived	2 - Non-Material	Credit	Missing Doc	Missing income documentation
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

Waived-Lender provided VA Cert of Eligibility and approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/10/2025

Ready for Review-Document Uploaded. XXX VA Income document - Buyer-12/05/2025

Counter-VA documentation is missing, thus exception cannot be applied. - Due Diligence Vendor-12/02/2025

Ready for Review-Document Uploaded. XXX Exception form  - Buyer-11/30/2025

Open-Guidelines dated 10/07/25 require VA benefits to be documented with an awards letter or Certificate of Eligibility. VA benefits income documentation missing from loan file.  - Due Diligence Vendor-11/09/2025
																Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender provided VA Cert of Eligibility and approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/10/2025	Exception form.pdf VA Income.pdf		DTI 5% below the Maximum Qualifying Employment for an extended period at the same job. 4 years 2 months 36+ months 0x30 housing payment history Minimal debts/Revolving accounts	XX	Primary Residence	Refinance	Cash Out - Other	6186786	Originator Pre-Close	Yes
54920260805413	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-09 12:06	2025-11-24 07:01	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/24/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/24/2025				XX	Primary Residence	Refinance	Cash Out - Other	6186684	Investor Post-Close	No
54920260805329	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-11 12:17	2025-12-17 13:23	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-Received current history from lease start date of XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-12/17/2025
Ready for Review-Document Uploaded. Please find the attached document. - Buyer-12/15/2025
Open-Please provide one of the following to verify the rental payment for the primary residence: Six months canceled checks or equivalent payment source, six months bank statements reflecting a clear and consistent payment to an organization or individual, direct verification of rent from a management company or individual landlord, or a copy of a current, fully executed lease agreement and two months cancelled checks supporting the rental payment amount. Additional conditions may apply. - Due Diligence Vendor-12/11/2025
																Resolved-Received current history from lease start date of 8/29/2025. Condition cleared. - Due Diligence Vendor-12/17/2025	Primary residence expense.pdf			XX	Second Home	Refinance	Cash Out - Other	6588578	N/A	N/A
54920260805415	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-18 16:22	2025-11-25 09:33	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-11/25/2025 Ready for Review-Document Uploaded. VVOE dated XX/XX/XXXX was valid till XX/XX/XXXX and Note date is also XX/XX/XXXX. - Buyer-11/21/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing Lender guidelines require verbal verification to be completed within 10 business days of Note Date. VVOE in file for borrower 1 was completed 11 business days prior to Note Date. Additional conditions may apply. - Due Diligence Vendor-11/18/2025		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-11/25/2025	Screenshot.png			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6296618	N/A	N/A
54920260805218	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-10-29 15:10	2026-07-19 16:57	Resolved	1 - Information	Credit	Title	Title Coverage is Less than Subject Lien(s) Total
Resolved-Lender Rebuttal was reviewed.  Loan amount less than $XXX,XXX.XX only requires OE Property Report, Instant title or Attorney Opinion Letter.  Condition Resolved. - Due Diligence Vendor-07/19/2026
Resolved-Agree. Condition cleared. - Due Diligence Vendor-11/04/2025
Ready for Review- As Loan amount is less than $XXX,XXX, we have qualified subject loan with the short Title requirement, hence loan amount correction is not required. However, Full Title is provided by the correspondent lender as a superior product as compared to short title. - Buyer-11/04/2025
Open-Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien(s) of $XXXXXX. Additional conditions may apply - Due Diligence Vendor-10/30/2025
																Resolved-Lender Rebuttal was reviewed. Loan amount less than $XXXXXX only requires OE Property Report, Instant title or Attorney Opinion Letter. Condition Resolved. - Due Diligence Vendor-07/19/2026 Resolved-Agree. Condition cleared. - Due Diligence Vendor-11/04/2025				XX	Primary Residence	Refinance	Cash Out - Other	6058692	N/A	N/A
54920260805403	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-12 06:37	2025-11-18 17:12	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match	Resolved-Lender provided corrected Disbursement Schedule. Condition cleared. - Due Diligence Vendor-11/18/2025 Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-11/18/2025 Ready for Review-Document Uploaded. Please see attached HELOC disbursement schedule without CPL Fee - Buyer-11/18/2025 Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. The Heloc note reflects a Closing Protection Letter fee not listed on the final HUD or signed HUD. - Due Diligence Vendor-11/12/2025		Resolved-Lender provided corrected Disbursement Schedule. Condition cleared. - Due Diligence Vendor-11/18/2025 Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-11/18/2025	HELOC Disbursement Schedule.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6220365	N/A	N/A
54920260805405	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-30 11:11	2026-07-19 16:45	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to allow 5-day extension on credit before LQI required to accommodate closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/30/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to allow 5-day extension on credit before LQI required to accommodate closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/30/2025			1) CLTV <5% below the Maximum Qualifying. 2) Minimal debts / Revolving accounts.	XX	Primary Residence	Refinance	Cash Out - Other	6856472	Originator Pre-Close	Yes
54920260805405	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-30 11:21	2026-01-07 14:38	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-01/07/2026 Resolved-Received updated E-Consent Documentation. Condition status changed to Resolved. - Due Diligence Vendor-01/07/2026 Ready for Review-Document Uploaded. E-consent attached - Buyer-01/02/2026 Open-E-Consent documentation is missing for borrower(s). E Consent documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-12/30/2025		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-01/07/2026 Resolved-Received updated E-Consent Documentation. Condition status changed to Resolved. - Due Diligence Vendor-01/07/2026	XXXXX ec.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6856667	N/A	N/A
54920260805405	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-30 11:21	2025-12-30 11:21	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/30/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/30/2025				XX	Primary Residence	Refinance	Cash Out - Other	6856668	Investor Post-Close	No
54920260805400	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-13 12:29	2025-11-14 07:56	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/13/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/13/2025				XX	Primary Residence	Refinance	Cash Out - Other	6242209	Investor Post-Close	No
54920260805400	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-14 07:56	2025-11-14 07:56	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/14/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/14/2025				XX	Primary Residence	Refinance	Cash Out - Other	6251286	Investor Post-Close	No
54920260805378	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-17 10:34	2025-11-25 08:57	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-11/25/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-11/19/2025 Open-A valid secondary valuation supporting the origination appraisal value is not present. Per lender guidelines, two AVMs are required if loan amount is between $XXXXXX and $XXXXXX. There is only one AVM in loan file. Additional conditions may apply. - Due Diligence Vendor-11/17/2025		Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-11/25/2025	2nd AVM.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6273682	N/A	N/A
54920260805482	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-12 08:24	2026-07-19 16:41	Waived	2 - Non-Material	Credit	Eligibility	Transaction Ineligible	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender exception in file to allow balloon payment on 1st lien within 10 years. CLTV will be XX.XX% at the time the 1st lien matures in 10 years. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-02/12/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender exception in file to allow balloon payment on 1st lien within 10 years. CLTV will be XX.XX% at the time the 1st lien matures in 10 years. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-02/12/2026			1) 36+ Months 0x30 housing payment history. 2) Minimal / No revolving debt.	XX	Primary Residence	Refinance	Cash Out - Other	7581766	Originator Pre-Close	Yes
54920260805482	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-12 08:05	2026-07-19 16:40	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to allow credit report to be acceptable for 90 days. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-02/12/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to allow credit report to be acceptable for 90 days. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-02/12/2026			1) 36+ Months 0x30 housing payment history. 2) Minimal / No revolving debt.	XX	Primary Residence	Refinance	Cash Out - Other	7581168	Originator Pre-Close	Yes
54920260805390	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-19 09:46	2025-12-12 11:47	Resolved	1 - Information	Credit	Missing Doc	Incomplete Mortgage/Deed of Trust	Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-12/12/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-12/11/2025 Open-The Deed of Trust is Incomplete Deed of Trust is incomplete. Missing all pages in loan file. Additional conditions may apply. - Due Diligence Vendor-11/19/2025		Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-12/12/2025	DOT.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6304661	N/A	N/A
54920260805390	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-09 08:21	2025-12-12 11:44	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-12/12/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-12/11/2025 Open-E-Consent documentation is missing for borrower(s). E-Consent documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-12/09/2025		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-12/12/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6545596	N/A	N/A
54920260805390	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-09 08:21	2025-12-09 08:22	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/09/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/09/2025				XX	Primary Residence	Refinance	Cash Out - Other	6545597	Investor Post-Close	No
54920260805442	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-23 13:46	2026-07-19 16:39	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/19/2026 Acknowledged-Privacy Notice Required - Missing or Incomplete. Additional lien(s) are not being paid off. - Due Diligence Vendor-01/23/2026		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/19/2026 Acknowledged-Privacy Notice Required - Missing or Incomplete. Additional lien(s) are not being paid off. - Due Diligence Vendor-01/23/2026				XX	Primary Residence	Refinance	Cash Out - Other	7277090	Investor Post-Close	No
54920260805442	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-23 13:41	2026-07-19 16:39	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to allow 5-day extension on credit before LQI required to accommodate closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-01/23/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to allow 5-day extension on credit before LQI required to accommodate closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-01/23/2026			1) Income not used to qualify 2) Credit Score >= 10+ Points more than qualifying.	XX	Primary Residence	Refinance	Cash Out - Other	7277011	Originator Pre-Close	Yes
54920260805442	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-23 13:46	2026-01-28 13:18	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-01/28/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-01/27/2026 Open-E-Consent documentation is missing for borrower(s). E Consent documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-01/23/2026		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-01/28/2026	Econsent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7277089	N/A	N/A
54920260805445	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-17 13:31	2026-07-19 16:38	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/17/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/17/2025			DTI <5% below the Maximum Qualifying Credit Score >/= 10+ Points more than qualifying	XX	Primary Residence	Refinance	Cash Out - Other	6667762	Originator Pre-Close	Yes
54920260805445	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-08 12:44	2026-07-17 13:28	Resolved	1 - Information	Property	Missing Doc	Missing Second Appraisal (Property)	Resolved-Document Uploaded. - Due Diligence Vendor-04/08/2026 Resolved-Second appraisal was provided - Due Diligence Vendor-04/08/2026 Open-The lender's guidelines requires two appraisals and the second appraisal was not provided. - Due Diligence Vendor-04/08/2026		Resolved-Document Uploaded. - Due Diligence Vendor-04/08/2026 Resolved-Second appraisal was provided - Due Diligence Vendor-04/08/2026	XXXXX AVM.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8554062	N/A	N/A
54920260805445	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-17 11:20	2026-02-27 11:33	Waived	2 - Non-Material	Credit	Income/Employment	Income 2 Income Trend is Decreasing
Waived-A policy exception for 3 months bank statements for declining income to be waived was provided post-closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-02/27/2026

Ready for Review-Document Uploaded. Please find attached Exception Form to waive 3 month bank statement requirement for declining business greater than 20%. - Buyer-02/26/2026

Open-Income 2 Income Trend is Decreasing The borrower's two businesses have declining income greater than 20%. The file is missing 3 months bank statements for each business to support the qualifying income. Lender guidelines 4-2-6-12a require YTD Profit and loss statement, along with three months bank statements, must at a minimum support the income being used to qualify. - Due Diligence Vendor-12/17/2025
																Waived-A policy exception for 3 months bank statements for declining income to be waived was provided post-closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-02/27/2026	Exception Form.pdf		1) DTI <5% below the Maximum Qualifying. 2) Credit Score >/= 10 Points more than qualifying.	XX	Primary Residence	Refinance	Cash Out - Other	6664824	Originator Pre-Close	Yes
54920260805445	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-17 11:20	2026-02-27 11:31	Waived	2 - Non-Material	Credit	Income/Employment	Income 1 Income Trend is Decreasing
Waived-A policy exception for 3 months bank statements for declining income to be waived was provided post-closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Please find attached Exception Form to waive 3 month bank statement requirement for declining business greater than 20%. - Buyer-02/26/2026
Open-Income 1 Income Trend is Decreasing The borrower's two businesses have declining income greater than 20%. The file is missing 3 months bank statements for each business to support the qualifying income. Lender guidelines 4-2-6-12a require YTD Profit and loss statement, along with three months bank statements, must at a minimum support the income being used to qualify. - Due Diligence Vendor-12/17/2025
																Waived-A policy exception for 3 months bank statements for declining income to be waived was provided post-closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-02/27/2026	Exception Form.pdf		1) DTI <5% below the Maximum Qualifying. 2) Credit Score >/= 10 Points more than qualifying.	XX	Primary Residence	Refinance	Cash Out - Other	6664823	Originator Pre-Close	Yes
54920260805343	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-26 13:54	2026-07-19 16:26	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B.  - Due Diligence Vendor-07/19/2026

Waived-Audited DTI of 48.96% exceeds Guideline DTI of 43% Exception received for DTI to 50% - Due Diligence Vendor-01/27/2026

Ready for Review-Document Uploaded. Please find the attached exception Form. - Buyer-01/26/2026

Open-Audited DTI of 48.96% exceeds Guideline DTI of 43% The Audited DTI of 49.07% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-01/22/2026
																Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 48.96% exceeds Guideline DTI of 43% Exception received for DTI to 50% - Due Diligence Vendor-01/27/2026	exception form.pdf		36+ Months 0x30 housing payment history. No derogatory events.	XX	Primary Residence	Refinance	Cash Out - Other	6818804	Originator Pre-Close	Yes
54920260805343	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-26 13:23	2026-07-19 16:23	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 2 Gap Credit Report is Missing Lender exception in file to allow 10-day extension on credit before LQI required to accommodate closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/26/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 2 Gap Credit Report is Missing Lender exception in file to allow 10-day extension on credit before LQI required to accommodate closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/26/2025			1) 36+ Months 0x30 housing payment history. 2) No derogatory events.	XX	Primary Residence	Refinance	Cash Out - Other	6818201	Originator Pre-Close	Yes
54920260805343	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-26 13:23	2026-07-19 16:22	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to allow 10-day extension on credit before LQI required to accommodate closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/26/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to allow 10-day extension on credit before LQI required to accommodate closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/26/2025			1) 36+ Months 0x30 housing payment history. 2) No derogatory events.	XX	Primary Residence	Refinance	Cash Out - Other	6818200	Originator Pre-Close	Yes
54920260805438	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-26 15:21	2026-01-05 08:18	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-01/05/2026 Ready for Review-Document Uploaded. Please see attached. - Buyer-12/30/2025 Open-E-Consent documentation is missing for borrower(s). E Consent documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-12/26/2025		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-01/05/2026	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6819838	N/A	N/A
54920260805438	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-26 15:37	2026-01-05 08:17	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-01/05/2026 Ready for Review-Note date is XX/XX/XXXX and VVOE dated XX/XX/XXXX provided in file is valid till XX/XX/XXXX. Hence VVOE is within 10 business days of Note Date. - Buyer-12/30/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing Lender guidelines require VVOE to be completed within 10 business days from Note Date. VVOE in file was completed 11 business days prior to Note Date. Additional conditions may apply. - Due Diligence Vendor-12/26/2025		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-01/05/2026				XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6820018	N/A	N/A
54920260805438	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-26 15:21	2025-12-26 15:21	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/26/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/26/2025				XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6819839	Investor Post-Close	No
54920260805446	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-15 11:00	2025-12-17 14:26	Resolved	1 - Information	Credit	Eligibility	Valuation Product Does Not Meet Guidelines	Resolved-PCI received. - Due Diligence Vendor-12/17/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-12/17/2025 Open-Lender guidelines require an exterior property inspection for first liens with CLTV of 65% or less. 2nd AVM in file does not include exterior property inspection. Additional conditions may apply. - Due Diligence Vendor-12/15/2025		Resolved-PCI received. - Due Diligence Vendor-12/17/2025	AVM PCI Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6626372	N/A	N/A
54920260805447	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-31 03:40	2026-02-11 11:41	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-02/11/2026 Ready for Review-Document Uploaded. Please find attached document. - Buyer-02/10/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Lender guidelines require verbal verification to be completed within 10 business days of Note Date. VVOE in file for borrower was completed 12 business days prior to Note Date. Additional conditions may apply. - Due Diligence Vendor-12/31/2025		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-02/11/2026	VVOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6866746	N/A	N/A
54920260805363	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-12 09:55	2025-11-26 09:40	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely	Resolved-Lender provided evidence the loan changed to a HELOC on XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-11/26/2025 Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. HELOC What You Should Know Booklet document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-11/12/2025		Resolved-Lender provided evidence the loan changed to a HELOC on XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-11/26/2025				XX	Primary Residence	Refinance	Cash Out - Other	6223249	N/A	N/A
54920260805363	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-12 09:55	2025-11-26 09:39	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely
Resolved-Lender provided evidence the loan changed to a HELOC on XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-11/26/2025
Ready for Review-Document Uploaded. Borrowers does not have the ability to complete the HELOC application online. Borrowers looking for HELOC or HELOAN will submit the inquiry via our website. It only creates an account of borrower in our system. LO need to reach out to Borrower for specific details of their need.  These inquiries will be taken up by our retail team to complete the application.  Please see the attached screenshot from our LOS showing the dates when we received the inquiry and date when application was changed to a HELOC loan. - Buyer-11/26/2025
Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-11/12/2025
																Resolved-Lender provided evidence the loan changed to a HELOC on XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-11/26/2025	SS2.png SS2.png			XX	Primary Residence	Refinance	Cash Out - Other	6223248	N/A	N/A
54920260805389	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-30 13:37	2025-12-21 12:29	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-. - Due Diligence Vendor-12/21/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-12/21/2025 Ready for Review-Document Uploaded. E-consent attached - Buyer-12/19/2025 Open-E-Consent documentation is missing for borrower(s). E Consent documentation is missing for borrower. Additional conditions may apply. - Due Diligence Vendor-12/17/2025		Resolved-. - Due Diligence Vendor-12/21/2025 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-12/21/2025	E-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6423091	N/A	N/A
54920260805406	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-19 14:45	2026-01-21 09:21	Resolved	1 - Information	Credit	Missing Doc	Missing Trust Documentation	Resolved-Trust received. - Due Diligence Vendor-01/21/2026 Ready for Review-Document Uploaded. Please find all the pages of Trust. - Buyer-01/20/2026 Open-Missing Trust Documentation Lender guidelines require Trust Certificate (valid for 12 months prior to the Note Date) or Trust Agreement to be in the loan file. Trust Agreement in file is incomplete and is missing all pages. Additional conditions may apply. - Due Diligence Vendor-01/19/2026		Resolved-Trust received. - Due Diligence Vendor-01/21/2026	Trust Document all pages.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7170072	N/A	N/A
54920260805459	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-28 15:07	2026-07-19 17:23	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Audited DTI of 48.15% exceeds Guideline DTI of 43% Exception received for DTI to 50% - Due Diligence Vendor-02/26/2026
Waived-Audited DTI of 48.15% exceeds Guideline DTI of 43% Exception received for DTI to 50% - Due Diligence Vendor-02/03/2026
Ready for Review-Document Uploaded. Please find the attached exception Form. - Buyer-02/02/2026
Open-Audited DTI of 48.15% exceeds Guideline DTI of 43% The Audited DTI of 48.15% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-01/28/2026
																Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 48.15% exceeds Guideline DTI of 43% Exception received for DTI to 50% - Due Diligence Vendor-02/26/2026 Waived-Audited DTI of 48.15% exceeds Guideline DTI of 43% Exception received for DTI to 50% - Due Diligence Vendor-02/03/2026	exception form.pdf		Employment for an extended period at the same job 36+ months 0x30 housing payment history.	XX	Primary Residence	Refinance	Cash Out - Other	7338991	Originator Pre-Close	Yes
54920260805459	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-28 14:43	2026-02-26 15:17	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing
Waived-A policy exception to allow 5-day extension on credit before LQI required to accommodate closing was provided post-closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-02/26/2026

Ready for Review-Document Uploaded. Please find attached exception form. - Seller-02/26/2026

Open-Borrower 1 Gap Credit Report is Missing Credit Report in file is dated 48 days prior to Note Date and LQI report is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-01/28/2026
															Ready for Review-Document Uploaded. Please find attached exception form. - Seller-02/26/2026	Waived-A policy exception to allow 5-day extension on credit before LQI required to accommodate closing was provided post-closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-02/26/2026	Exception Form.pdf		1) Employment for an extended period at the same job. 2) 36+ Monts 0x30 housing payment history.	XX	Primary Residence	Refinance	Cash Out - Other	7338574	Originator Pre-Close	Yes
54920260805459	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-18 13:53	2026-02-20 14:25	Resolved	1 - Information	Credit	Closing	Borrower 1 Photo ID is expired	Resolved-Valid ID received. Condition resolved. - Due Diligence Vendor-02/20/2026 Resolved-Borrower photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. - Due Diligence Vendor-02/20/2026 Ready for Review-Document Uploaded. Please find the attached. - Seller-02/19/2026 Open-Borrower photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. Valid state driver's license with photo is missing as the license in file is expired. Additional conditions may apply. - Due Diligence Vendor-12/18/2025	Ready for Review-Document Uploaded. Please find the attached. - Seller-02/19/2026	Resolved-Valid ID received. Condition resolved. - Due Diligence Vendor-02/20/2026 Resolved-Borrower photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. - Due Diligence Vendor-02/20/2026	DL.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6690320	N/A	N/A
54920260805367	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-06 13:58	2026-07-19 17:22	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Waiver received for aged LQI - Due Diligence Vendor-02/19/2026
Ready for Review-Document Uploaded. Please find attached exception form. - Seller-02/17/2026
Counter-Loan was presented with XX/XX/XXXX guidelines. Gap credit report or exception is required. - Due Diligence Vendor-02/11/2026
Ready for Review-Document Uploaded. Loan file was underwritten as per the Guideline dated  11/25/2025 and as p[er which Credit Refresh (LQI) is necessary when the lender uses a credit report that is older than 60 days from the date of the note. - Buyer-02/10/2026
Open-Borrower 2 Gap Credit Report is Missing Per lender guidelines, LQI report is necessary when the lender uses a credit report that is older than 45 days from the Note Date. Credit Report in file is dated 56 days prior to Note Date. LQI report is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-02/06/2026
															Ready for Review-Document Uploaded. Please find attached exception form. - Seller-02/17/2026	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Waiver received for aged LQI - Due Diligence Vendor-02/19/2026	1008.pdf Exception Form.pdf		36+ mo 0x30 housing payment history No derogatory events	XX	Primary Residence	Refinance	Cash Out - Other	7497135	Originator Pre-Close	Yes
54920260805367	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-06 13:58	2026-07-19 17:21	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Waiver received for dated LQI - Due Diligence Vendor-02/19/2026
Ready for Review-Document Uploaded. Please find attached exception form. - Buyer-02/17/2026
Counter-Loan was presented with XX/XX/XXXX guidelines. Gap credit report or exception is required. - Due Diligence Vendor-02/11/2026
Ready for Review-Document Uploaded. Loan file was underwritten as per the Guideline dated  11/25/2025 and as p[er which Credit Refresh (LQI) is necessary when the lender uses a credit report that is older than 60 days from the date of the note. - Buyer-02/10/2026
Open-Borrower 1 Gap Credit Report is Missing Per lender guidelines, LQI report is necessary when the lender uses a credit report that is older than 45 days from the Note Date. Credit Report in file is dated 56 days prior to Note Date. LQI report is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-02/06/2026
																Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Waiver received for dated LQI - Due Diligence Vendor-02/19/2026	1008.pdf Exception Form.pdf		36+ mo 0x30 housing payment history No derogatory events	XX	Primary Residence	Refinance	Cash Out - Other	7497134	Originator Pre-Close	Yes
54920260805345	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-13 14:01	2025-11-15 10:06	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Colorado (CO) Consumer Credit Code Violation: Refinance Disclosure is missing or not provided	Acknowledged-Colorado Consumer Credit Code Violation: Refinance Disclosure is missing or not provided This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/15/2025		Acknowledged-Colorado Consumer Credit Code Violation: Refinance Disclosure is missing or not provided This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-11/15/2025				XX	Primary Residence	Refinance	Cash Out - Other	6244042	Investor Post-Close	No
54920260805340	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-13 10:33	2025-12-13 10:33	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/13/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/13/2025				XX	Primary Residence	Refinance	Cash Out - Other	6614172	Investor Post-Close	No
54920260805384	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-26 12:57	2026-07-19 16:20	Waived	2 - Non-Material	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to extend LQI Expiration date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-02/26/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 Gap Credit Report is Missing Lender exception in file to extend LQI Expiration date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-02/26/2026			1) 36+ Months 0x30 housing payment history. 2) Minimal debts / Revolving accounts.	XX	Primary Residence	Refinance	Cash Out - Other	7827944	Originator Pre-Close	Yes
54920260805384	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-26 13:34	2026-02-27 15:27	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-Audited DTI of 49.23% exceeds Guideline DTI of 43% A policy exception to allow DTI up to 50% was provided post-closing. Lender provided approved exception dated same day as consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-02/27/2026

Ready for Review-Document Uploaded.
As per guideline 4-4-4: Loans exceeding the standard DTI threshold of 43% remain eligible up to a maximum DTI of 50%, subject to a documented DTI pricing adjustment. Please find the attached Rate lock and Pricing. This is HELOC and using interest rate 8.500% per Max Comp 2 option and adjusted rate per attached matrix is 8.875% which is used to qualify. Please find attached Pricing, Guideline and Exception Form.
 - Buyer-02/27/2026

Open-Audited DTI of 49.23% exceeds Guideline DTI of 43% The Audited DTI of 49.23% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-02/26/2026
																Waived-Audited DTI of 49.23% exceeds Guideline DTI of 43% A policy exception to allow DTI up to 50% was provided post-closing. Lender provided approved exception dated same day as consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-02/27/2026	Product and Pricing Document.pdf Exception Form.pdf Guideline.pdf		1) 36+ Months 0x30 housing payment history. 2) Minimal debts / Revolving accounts.	XX	Primary Residence	Refinance	Cash Out - Other	7828826	Investor Post-Close	No
54920260805384	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-26 13:31	2026-02-27 15:19	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-Received documentation supporting a different party other than borrower has been making the payments for liability 2 listed on 1003 for the most recent 12 months. Credit Report supports payments have been made timely in the prior 12 months. Condition status changed to resolved. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Please find attached Bank Statement to exclude liability 2 from DTI. Account belong to XXXXXXX X XXXX XX/XXXXX X XXXX(Borrower is XXXXXXX X XXXX XX). Please find the attached documents. - Buyer-02/27/2026
Open-Lender guidelines state in order to exclude non-mortgage debt from the borrower's DTI ratio, the most recent 12 months of cancelled checks (or bank statements) must be obtained from the other party making the payments that document a 12-months payment history with no delinquent payments. Required documentation showing 3rd party making payments for liability 2 listed on 1003 is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-02/26/2026
																Resolved-Received documentation supporting a different party other than borrower has been making the payments for liability 2 listed on 1003 for the most recent 12 months. Credit Report supports payments have been made timely in the prior 12 months. Condition status changed to resolved. - Due Diligence Vendor-02/27/2026	Bank Statement-Liability Exclusion.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7828751	N/A	N/A
54920260805384	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-26 13:13	2026-02-26 13:13	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/26/2026		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/26/2026				XX	Primary Residence	Refinance	Cash Out - Other	7828389	Investor Post-Close	No
54920260805388	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-03 09:21	2026-07-19 16:18	Waived	2 - Non-Material	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Delinquent Credit History Does Not Meet Guideline Requirements Lender exception in file for recent 2 x 90-day lates on three tradelines. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-02/03/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Delinquent Credit History Does Not Meet Guideline Requirements Lender exception in file for recent 2 x 90-day lates on three tradelines. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-02/03/2026			1) Income not used to qualify. 2) 36+ Months 0x30 housing payment history.	XX	Primary Residence	Refinance	Cash Out - Other	7416650	Originator Pre-Close	Yes
54920260805472	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-22 14:32	2025-12-29 10:42	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely
Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-12/29/2025
Ready for Review-How does this matter? Audit Log clearly states the printed disclosures were submitted to send via mail on XX/XX/XXXX and sent on XX/XX/XXXX. Also the same can be verified from the bottom of the Certificate. Invalid condition. - Seller-12/24/2025
Counter-Per the esign cert, it appears the esign invite was sent XX/XX/XXXX and expired after 2 weeks when it was then sent again. The disclosures that were prepared XX/XX/XXXX were then sent XX/XX/XXXX. Condition remains. - Due Diligence Vendor-12/23/2025
Ready for Review-Document Uploaded. Disclosures were provided on XX/XX/XXXX, was sent via mail to borrower on XX/XX/XXXX. The disclosures were provided in timely manner. Please refer Audit trail page 103-106 - Buyer-12/23/2025
Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. - Due Diligence Vendor-12/22/2025
															Ready for Review-How does this matter? Audit Log clearly states the printed disclosures were submitted to send via mail on XX/XX/XXXX and sent on XX/XX/XXXX. Also the same can be verified from the bottom of the Certificate. Invalid condition. - Seller-12/24/2025	Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-12/29/2025	XXXXXXX package.pdf XXXXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6745222	N/A	N/A
54920260805472	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-04 14:00	2025-12-29 10:42	Resolved	1 - Information	Compliance	Disclosure	HELOC What you should know booklet is missing	Resolved-. - Due Diligence Vendor-12/23/2025 Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. Please see attached - Seller-12/22/2025 Open-HELOC - What you should know booklet is missing HELOC What you should know booklet is missing from loan file. Additional conditions may apply - Due Diligence Vendor-12/04/2025	Ready for Review-Document Uploaded. Please see attached - Seller-12/22/2025	Resolved-. - Due Diligence Vendor-12/23/2025 Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-12/22/2025	XXXXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6491339	N/A	N/A
54920260805472	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-04 14:00	2025-12-29 10:42	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document is missing	Resolved-. - Due Diligence Vendor-12/23/2025 Resolved-HELOC Important Terms document provided - Due Diligence Vendor-12/23/2025 Ready for Review-I can see the said disclosures on 70-72 Pages Please waive this - Buyer-12/23/2025 Open-HELOC Important Terms document is missing - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-12/22/2025 Open-HELOC Important Terms document is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-12/04/2025		Resolved-. - Due Diligence Vendor-12/23/2025 Resolved-HELOC Important Terms document provided - Due Diligence Vendor-12/23/2025	XXXXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6491340	N/A	N/A
54920260805472	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-23 11:22	2025-12-29 10:42	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely
Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-12/29/2025
Ready for Review-Document Uploaded. Audit Log clearly states the printed disclosures were submitted to send via mail on XX/XX/XXXX and sent on XX/XX/XXXX. Also the same can be verified from the bottom of the Certificate. Invalid condition. - Buyer-12/24/2025
Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX.  Per the esign cert, it appears the esign invite was sent XX/XX/XXXX and expired after 2 weeks when it was then sent again. The disclosures that were prepared XX/XX/XXXX were then sent XX/XX/XXXX. - Due Diligence Vendor-12/23/2025
																Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-12/29/2025	XXXXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6763299	N/A	N/A
54920260805472	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-04 14:05	2025-12-22 14:23	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-12/22/2025 Open-E-Consent documentation is missing for borrower(s). E Consent documentation missing from loan file. Additional conditions may apply. - Due Diligence Vendor-12/04/2025		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-12/22/2025	XXXXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	6491432	N/A	N/A
54920260805391	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-07-17 08:48	2026-07-20 09:41	Acknowledged	3 - Material	Property	Value	AVM XXX approved vendor score did not meet published criteria	Acknowledged-Acknowledged by Investor.; Score of 0.16 (84% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026 Open-FSD Score of 0.16 (84% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/17/2026		Acknowledged-Acknowledged by Investor.; Score of 0.16 (84% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026				XX	Primary Residence	Refinance	Cash Out - Other	10320424	Investor Post-Close	No
54920260805539	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-12 12:05	2026-07-19 16:18	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

Waived-Comp factors added - Due Diligence Vendor-06/23/2026

Open-Audited DTI of 49.66% exceeds Guideline DTI of 43% The Audited DTI of 50.73% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-12/12/2025

Waived-Waiver received for DTI to 50% - Due Diligence Vendor-01/22/2026

Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-01/21/2026
																Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Comp factors added - Due Diligence Vendor-06/23/2026 Waived-Waiver received for DTI to 50% - Due Diligence Vendor-01/22/2026	Exception.pdf		36+ mo 0x30 housing payment history3 No derogatory events	XX	Primary Residence	Refinance	Cash Out - Other	6605372	Originator Post-Close	No
54920260805539	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-12 12:29	2026-07-19 16:17	Waived	2 - Non-Material	Credit	Missing Doc	Required Documentation is Missing
Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Comp factors added - Due Diligence Vendor-06/23/2026
Waived-Lender provided approved exception dated post consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-05/06/2026
Ready for Review-Document Uploaded. Please find Exception Form to go up to 51% DTI with CLTV XX.XX% and FICO 764 including liability 7 payment in DTI. - Buyer-05/04/2026
Open-Lender omitted the monthly payment from DTI for liability 7 on the Final 1003. However, omission proof is missing. Additional conditions may apply. - Due Diligence Vendor-12/12/2025
																Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Comp factors added - Due Diligence Vendor-06/23/2026 Waived-Lender provided approved exception dated post consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-05/06/2026	1008.pdf Exception Form.pdf		Comp Factors - 1) 36+ months 0x30 housing payment history 2) No derogatory events	XX	Primary Residence	Refinance	Cash Out - Other	6605814	Originator Post-Close	No
54920260805539	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-12 11:06	2026-01-20 09:07	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/12/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/12/2025				XX	Primary Residence	Refinance	Cash Out - Other	6604083	Investor Post-Close	No
54920260805454	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-11-29 13:41	2025-12-18 13:56	Resolved	1 - Information	Credit	Missing Doc	Flood Certificate Missing	Resolved-. - Due Diligence Vendor-12/18/2025 Resolved-Flood Certificate is fully present - Due Diligence Vendor-12/18/2025 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-12/17/2025 Open-Missing Flood Certificate Flood Certificate is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-11/29/2025		Resolved-. - Due Diligence Vendor-12/18/2025 Resolved-Flood Certificate is fully present - Due Diligence Vendor-12/18/2025	Flood cert.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6422284	N/A	N/A
54920260805328	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-27 16:49	2026-07-19 17:20	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception received for DTI to 50. - Due Diligence Vendor-02/03/2026 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-02/02/2026 Open-Audited DTI of 49.26% exceeds Guideline DTI of 43% The Audited DTI of 49.26% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-01/27/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception received for DTI to 50. - Due Diligence Vendor-02/03/2026	exception form.pdf		Employment for an extended period at the same job 36+ mo x030 housing payment history	XX	Primary Residence	Refinance	Cash Out - Other	7320638	Originator Pre-Close	Yes
54920260805474	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-29 08:02	2026-07-19 17:18	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026
Waived-Audited DTI of 47.32% exceeds Guideline DTI of 43% A policy exception for DTI allowed up to 50% was provided post-closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-01/13/2026
Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-01/12/2026
Counter-Final rate lock does not reflect adjustments for DTI, as required by guidelines. Condition remains. - Due Diligence Vendor-01/07/2026
Ready for Review-For DTI exceeding the allowed limit of 43%, rate has been already adjusted. - Buyer-12/31/2025
Open-Audited DTI of 47.32% exceeds Guideline DTI of 43% DTI (Audited) of 47.32% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-12/29/2025
																Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 47.32% exceeds Guideline DTI of 43% A policy exception for DTI allowed up to 50% was provided post-closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-01/13/2026	exception form.pdf		1) 36 Months 0x30 housing payment history. 2) Minimal debts / Revolving accounts.	XX	Primary Residence	Refinance	Cash Out - Other	6829429	Investor Post-Close	No
54920260805474	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-29 07:45	2025-12-29 07:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/29/2025		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/29/2025				XX	Primary Residence	Refinance	Cash Out - Other	6829225	Investor Post-Close	No
54920260805474	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-29 07:45	2025-12-29 07:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/29/2025		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/29/2025				XX	Primary Residence	Refinance	Cash Out - Other	6829226	Investor Post-Close	No
54920260805386	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-31 02:35	2026-07-19 15:52	Waived	2 - Non-Material	Credit	Insurance	Hazard Insurance Shortfall - Replacement Cost Provided	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender exception in file for XXX dated greater than 12 months prior to Note Date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/31/2025		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender exception in file for XXX dated greater than 12 months prior to Note Date. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-12/31/2025			1) CLTV <5% below the Maximum Qualifying. 2) DTI <5% below the Maximum Qualifying.	XX	Primary Residence	Refinance	Cash Out - Other	6866421	Originator Pre-Close	Yes
54920260805386	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-09 08:09	2026-02-19 13:23	Resolved	1 - Information	Credit	Missing Doc - Credit	AVM is Expired
Resolved-Valuation product 1 contains exterior inspection, thus acceptable for 60 days. - Due Diligence Vendor-02/19/2026

Ready for Review-Document Uploaded. Please find attached - Buyer-02/17/2026

Counter-AVM provided is the secondary valuation already in the loan file. Loan is a first lien and requires 2 valuations. - Due Diligence Vendor-02/11/2026

Ready for Review-Document Uploaded. Please find updated AVM - Buyer-02/10/2026

Open-AVM is Expired Lender Guidelines require AVM to be dated within 30 days of Note Date. AVM used for property value is dated 34 days prior to Note Date. Additional conditions may apply. - Due Diligence Vendor-02/09/2026
																Resolved-Valuation product 1 contains exterior inspection, thus acceptable for 60 days. - Due Diligence Vendor-02/19/2026	AVM.pdf PCI.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7514219	N/A	N/A
54920260805480	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-04 14:53	2026-07-19 17:16	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B.  - Due Diligence Vendor-07/19/2026

Waived-Exception form received.  - Due Diligence Vendor-01/09/2026

Ready for Review-Document Uploaded. Please find the attached revised exception form. - Buyer-01/08/2026

Counter-FICO is an invalid comp factor when it is used to calculate the GL maximum being exceeded. - Due Diligence Vendor-01/07/2026

Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-12/31/2025

Open-Audited DTI of 44.52% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-12/04/2025
																Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception form received. - Due Diligence Vendor-01/09/2026	exception form.pdf exception form.pdf		Employment for an extended period at the same job 36+ mo 0x30 housing payment history.	XX	Primary Residence	Refinance	Cash Out - Other	6492382	Originator Pre-Close	Yes
54920260805625	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-07-20 11:08	2026-07-20 11:08	Acknowledged	1 - Information	Property	Value	Secondary Valuation Product Only Supports Value Used to Calculate LTV	Acknowledged-Secondary valuation product does not support the appraised value but does support the value used to calculate the LTV. This finding will be rated A for XXX, XXX and XXX, B for XXX, and C for XXX. Acknowledged - AVM did not support Appraisal within 10%, so lender used the lower AVM value to close loan and calculate LTV Qualifying property value from AVM is $XXX. - Due Diligence Vendor-07/20/2026		Acknowledged-Secondary valuation product does not support the appraised value but does support the value used to calculate the LTV. This finding will be rated A for XXX, XXX and XXX, B for XXX, and C for XXX. Acknowledged - AVM did not support Appraisal within 10%, so lender used the lower AVM value to close loan and calculate LTV Qualifying property value from AVM is $XXXXXXX. - Due Diligence Vendor-07/20/2026				XX	Primary Residence	Refinance	Cash Out - Other	10353617	Originator Pre-Close	No
54920260805461	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-26 10:00	2026-07-19 17:15	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception form received. - Due Diligence Vendor-02/02/2026 Ready for Review-Document Uploaded. Please find the attached exception form. - Buyer-01/30/2026 Open-Audited DTI of 49.74% exceeds Guideline DTI of 43% The Audited DTI of 49.74% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-01/26/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Exception form received. - Due Diligence Vendor-02/02/2026	exception form.pdf		Extended employment at current job Minimal debt	XX	Primary Residence	Refinance	Cash Out - Other	7295232	Originator Pre-Close	Yes
54920260805461	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-26 09:46	2026-01-29 09:22	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)
Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-01/29/2026
Ready for Review-Please see on TOP, consented date of XX/XX/XXXX is mentioned. - Buyer-01/28/2026
Counter-Document provided is tracking for electronic documents. Please provide consent from the borrower to receive the documents electronically.  - Due Diligence Vendor-01/28/2026
Ready for Review-Document Uploaded. Please see attached - Buyer-01/27/2026
Open-E-Consent documentation is missing for borrower(s). E Consent Documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-01/26/2026
																Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-01/29/2026	XXXXXXXXX_Certificate.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7294916	N/A	N/A
54920260805639	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-23 16:20	2026-07-19 15:51	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 45.17% exceeds Guideline DTI of 43% Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-03/23/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 45.17% exceeds Guideline DTI of 43% Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-03/23/2026			36+ Months 0x30 housing payment history. Minimal debts / Revolving accounts.	XX	Primary Residence	Refinance	Cash Out - Other	8274915	Originator Pre-Close	Yes
54920260805379	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-23 14:48	2026-07-19 15:47	Waived	2 - Non-Material	Credit	Eligibility	Valuation Product Does Not Meet Guidelines	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender exception in file for value under $XXXX. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-01/23/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender exception in file for value under $XXXX. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-01/23/2026			1) 36+ Months 0x30 housing payment history. 2) No derogatory events.	XX	Primary Residence	Refinance	Cash Out - Other	7278215	Originator Pre-Close	Yes
54920260805665	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-09 14:43	2026-04-01 12:43	Resolved	1 - Information	Credit	Missing Doc - Credit	AVM is Expired	Resolved-AVM is dated 31 days prior to Note Date. Lender guidelines allow AVM to be dated 45 days prior to Note Date. Condition status changed to Resolved. - Due Diligence Vendor-04/01/2026 Ready for Review-AVM is Expired . - Due Diligence Vendor-04/01/2026 Ready for Review-Document Uploaded. Please find attached AVM used which was not expired at the time of closing. - Buyer-03/30/2026 Open-AVM is Expired - Due Diligence Vendor-03/23/2026		Resolved-AVM is dated 31 days prior to Note Date. Lender guidelines allow AVM to be dated 45 days prior to Note Date. Condition status changed to Resolved. - Due Diligence Vendor-04/01/2026	AVM.pdf			XX	Investment	Refinance	Cash Out - Other	8005185	N/A	N/A
54920260805360	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-06 09:55	2026-01-09 08:13	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received lender's income calculation worksheet. Condition status changed to Resolved. - Due Diligence Vendor-01/09/2026 Ready for Review-Document Uploaded. Please find the attached income worksheet. - Buyer-01/08/2026 Open-Please provide income calculation worksheet as it is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-01/06/2026		Resolved-Received lender's income calculation worksheet. Condition status changed to Resolved. - Due Diligence Vendor-01/09/2026	Income calculation worksheet.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6934396	N/A	N/A
54920260805471	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-13 12:36	2026-03-03 08:48	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely
Resolved-Provided document (Disclosure Tracker) confirms initial disclosures provided within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-03/03/2026
Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/03/2026
Ready for Review-Invalid comment. Initial Disclosures were consented on XX/XX/XXXX. Refer Page 102 for the consented Date. - Buyer-03/02/2026
Counter-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Initial package received for borrowers. HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Condition remains. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Please see attached - Seller-02/27/2026
Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-02/26/2026
															Ready for Review-Document Uploaded. Please see attached - Seller-02/27/2026	Resolved-Provided document (Disclosure Tracker) confirms initial disclosures provided within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-03/03/2026 Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/03/2026	SO initial package.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7070466	N/A	N/A
54920260805471	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-26 11:29	2026-03-03 08:48	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely
Resolved-Provided document (Disclosure Tracker) confirms initial disclosures provided within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-03/03/2026
Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/03/2026
Ready for Review-Invalid comment. Initial Disclosures were consented on XX/XX/XXXX. Refer Page 102 for the consented Date. - Seller-03/02/2026
Counter-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Initial package received for borrowers. HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Condition remains. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Please see attached - Buyer-02/27/2026
Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-02/26/2026
															Ready for Review-Invalid comment. Initial Disclosures were consented on XX/XX/XXXX. Refer Page 102 for the consented Date. - Seller-03/02/2026	Resolved-Provided document (Disclosure Tracker) confirms initial disclosures provided within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-03/03/2026 Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/03/2026	SO initial package.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7825620	N/A	N/A
54920260805471	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-13 12:58	2026-02-27 14:43	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Received E-Consent documentation for borrowers. Condition status changed to Resolved. - Due Diligence Vendor-02/27/2026 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/27/2026 Open-E-Consent documentation is missing for borrower(s). E Consent documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-01/13/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/27/2026	Resolved-Received E-Consent documentation for borrowers. Condition status changed to Resolved. - Due Diligence Vendor-02/27/2026 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-02/27/2026	So Econsent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7071126	N/A	N/A
54920260805479	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-10 09:00	2026-02-12 09:51	Resolved	1 - Information	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Resolved-Audited DTI of 49.78% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-02/12/2026
Resolved- Per guidelines: the pricing adjustment for loans over 43 DTI must be documented in the loan file and reflected in the final rate lock. Documentation in loan file is sufficient to meet guidelines.  - Due Diligence Vendor-02/12/2026
Ready for Review-Document Uploaded. Please refer underwriter comment on attached 1008 as per which - Exception no longer required for DTI over 43% with rate add-ON.(1008 attached) - Buyer-02/11/2026
Open-Audited DTI of 49.78% exceeds Guideline DTI of 43% The Audited DTI of 49.78% exceeds Guideline DTI of 43%. Additional conditions may apply. - Due Diligence Vendor-02/10/2026
																Resolved-Audited DTI of 49.78% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-02/12/2026 Resolved- Per guidelines: the pricing adjustment for loans over 43 DTI must be documented in the loan file and reflected in the final rate lock. Documentation in loan file is sufficient to meet guidelines. - Due Diligence Vendor-02/12/2026	1008.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7535638	N/A	N/A
54920260805479	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-10 08:45	2026-02-12 09:45	Resolved	1 - Information	Credit	Eligibility	Trust/POA Does Not Meet Guideline Requirements	Resolved-Trust/POA Meets Guideline Requirements - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. Please find attached Notary. - Buyer-02/11/2026 Open-Trust/POA Does Not Meet Guideline Requirements Lender guidelines require Trust Certificate (valid for 12 months prior to the Note Date) to be in the loan file. Trust Cert in file is not notarized. Additional conditions may apply. - Due Diligence Vendor-02/10/2026		Resolved-Trust/POA Meets Guideline Requirements - Due Diligence Vendor-02/12/2026	Notary.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7535264	N/A	N/A
54920260805327	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-13 13:41	2026-02-05 09:35	Resolved	1 - Information	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-02/05/2026 Ready for Review-Document Uploaded. Please find attached document - Buyer-02/03/2026 Open-Borrower 2 3rd Party VOE Prior to Close Missing Lender guidelines require employment to be confirmed/verified within 10 business days of Note Date. VVOE for B2 is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-01/13/2026		Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-02/05/2026	VOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7072178	N/A	N/A
54920260805339	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-31 05:31	2026-02-05 09:43	Resolved	1 - Information	Property	Missing Doc	Missing Appraisal (Property)	Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-02/05/2026 Ready for Review-Document Uploaded. Please find attached document. - Buyer-02/04/2026 Open-Appraisal or other primary valuation product is missing Valuation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-12/31/2025		Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-02/05/2026	AVM.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6867695	N/A	N/A
54920260805476	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-12 16:00	2026-07-19 15:45	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Verification of Continuance received. Condition Resolved. - Due Diligence Vendor-07/19/2026 Resolved-Received. - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. Please find attached doc - Buyer-02/11/2026 Open-supporting documentation is required to verify the continuity of employment for the upcoming season. - Due Diligence Vendor-01/12/2026		Resolved-Verification of Continuance received. Condition Resolved. - Due Diligence Vendor-07/19/2026 Resolved-Received. - Due Diligence Vendor-02/12/2026	CPA.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7050796	N/A	N/A
54920260805476	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-12 14:48	2026-02-12 08:41	Resolved	1 - Information	Compliance	Disclosure	HELOC What you should know booklet is missing	Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. Please refer Page 57 of the attached - Buyer-02/11/2026 Open-HELOC - What you should know booklet is missing Provided What you should know booklet does not reflect the acknowledgement date. - Due Diligence Vendor-01/12/2026		Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-02/12/2026	Initial_Disclosure_XXXX_XX_XX_698c83522dc9c.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7049529	N/A	N/A
54920260805476	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-12 14:48	2026-02-12 08:41	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document is missing	Resolved-HELOC Important Terms document provided - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. Please refer Page 38 of the attached - Buyer-02/11/2026 Open-HELOC Important Terms document is missing Provided HELOC Important Terms document does not date. - Due Diligence Vendor-01/12/2026		Resolved-HELOC Important Terms document provided - Due Diligence Vendor-02/12/2026	Initial_Disclosure_XXXX_XX_XX_698c83522dc9c.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7049530	N/A	N/A
54920260805396	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-06 08:52	2026-07-19 17:13	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Waiver provided for DTI to 50% - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. Please find attached exception form. - Buyer-02/11/2026 Open-Audited DTI of 49.31% exceeds Guideline DTI of 43% - Due Diligence Vendor-01/06/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Waiver provided for DTI to 50% - Due Diligence Vendor-02/12/2026	Exception.pdf		36+ mo 0x30 housing payment history No derogatory events	XX	Primary Residence	Refinance	Cash Out - Other	6932912	Originator Pre-Close	Yes
54920260805395	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2025-12-30 08:50	2026-02-17 12:04	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely	Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-02/13/2026 Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. HELOC Important Terms document not provided timely. Additional conditions may apply. - Due Diligence Vendor-02/11/2026		Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-02/17/2026	Initial_Disclosure_XXXX_XX_XX_698f6bfacbbfe.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6851051	N/A	N/A
54920260805395	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-11 09:39	2026-02-17 12:04	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely	Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-02/13/2026 Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. HELOC What You Should Know Booklet not provided timely. Additional conditions may apply. - Due Diligence Vendor-02/11/2026		Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-02/17/2026	Initial_Disclosure_XXXX_XX_XX_698f6bfacbbfe.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7559700	N/A	N/A
54920260805330	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-09 13:39	2026-07-19 17:11	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

Waived-Waiver for DTI to 45.3 - Due Diligence Vendor-02/19/2026

Ready for Review-Document Uploaded. Please find updated exception form, - Buyer-02/17/2026

Counter-Exception in loan file is invalid. It approves DTI to 45. - Due Diligence Vendor-02/12/2026

Ready for Review-Exception is valid till DTI of 50.00% also if we look into exception form "Loan Details" Section DTI is mention as 45.343% hence no need for another exception. - Buyer-02/11/2026

Open-Audited DTI of 45.24% exceeds Guideline DTI of 43% The Audited DTI of 45.24% exceeds Guideline DTI of 43%. Lender exception in file (pg. # 382) allows DTI to go up to 45%, but it is short of the actual DTI of 45.24%. Additional conditions may apply. - Due Diligence Vendor-02/09/2026
																Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Waiver for DTI to 45.3 - Due Diligence Vendor-02/19/2026	New Exception.pdf		Employment for extended period at the same job 36+mo 0x30 housing payment history.	XX	Primary Residence	Refinance	Cash Out - Other	7522428	Originator Pre-Close	Yes
54920260805443	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-03 14:46	2026-02-05 09:40	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely	Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-02/05/2026 Ready for Review-Document Uploaded. Initial package attached. Please clear the condition. - Buyer-02/04/2026 Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Evidence that HELOC Important Terms document provided timely (within 3 business days of app date) is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-02/03/2026		Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-02/05/2026	XXXXXX initial disclosures.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7425583	N/A	N/A
54920260805443	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-03 14:46	2026-02-05 09:40	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely	Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-02/05/2026 Ready for Review-Document Uploaded. Initial package attached. Please clear the condition. - Buyer-02/04/2026 Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Evidence that HELOC What You Should Know Booklet provided timely (within 3 business days of app date) is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-02/03/2026		Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-02/05/2026	XXXXXX initial disclosures.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7425584	N/A	N/A
54920260805368	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-03 11:27	2026-02-12 08:45	Resolved	1 - Information	Compliance	Disclosure	HELOC What you should know booklet is missing	Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. Please refer Page 52 of the attached - Buyer-02/11/2026 Open-HELOC - What you should know booklet is missing Provided What you should know booklet does not reflects date - Due Diligence Vendor-01/03/2026		Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-02/12/2026	Initial_Disclosure_XXXX_XX_XX_698c847e4dad7.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6906096	N/A	N/A
54920260805368	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-03 11:27	2026-02-12 08:45	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document is missing	Resolved-HELOC Important Terms document provided - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. Please refer Page 43 of the attached - Buyer-02/11/2026 Open-HELOC Important Terms document is missing Provided HELOC Important Terms document not executed at the time of application. - Due Diligence Vendor-01/03/2026		Resolved-HELOC Important Terms document provided - Due Diligence Vendor-02/12/2026	Initial_Disclosure_XXXX_XX_XX_698c847e4dad7.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6906097	N/A	N/A
54920260805407	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-23 16:05	2026-03-03 08:37	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)
Resolved-Required documentation received. Condition status changed to Resolved. - Due Diligence Vendor-03/03/2026

Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-03/03/2026

Ready for Review-Document Uploaded. Since the initial disclosures weren't consented, Initial disclosures were sent via fulfillment service Please see attached - Buyer-03/02/2026

Counter-Document provided is a signature certificate for the LOEs. Please provide E-Consent documentation that supports the earliest date the borrower provided E-Consent. Condition remains open. - Due Diligence Vendor-02/27/2026

Ready for Review-Document Uploaded. Please see attached. - Buyer-02/26/2026

Open-E-Consent documentation is missing for borrower(s). E Consent Documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-02/23/2026
																Resolved-Required documentation received. Condition status changed to Resolved. - Due Diligence Vendor-03/03/2026 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-03/03/2026	Signature_Certificate_XXXXXXXX.pdf FulfillmentDetails -.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7765837	N/A	N/A
54920260805407	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-23 16:05	2026-02-23 16:05	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/23/2026		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/23/2026				XX	Primary Residence	Refinance	Cash Out - Other	7765838	Investor Post-Close	No
54920260805387	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-27 08:08	2026-03-03 08:52	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent Documentation for borrower provided. Condition status changed to Resolved. - Due Diligence Vendor-03/03/2026 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-03/03/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/02/2026 Open-E-Consent documentation is missing for borrower(s). E Consent documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-02/27/2026		Resolved-E-Consent Documentation for borrower provided. Condition status changed to Resolved. - Due Diligence Vendor-03/03/2026 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-03/03/2026	XXXXXX e-consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7843155	N/A	N/A
54920260805512	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-27 16:27	2026-03-05 16:02	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received benefit letter. Condition cleared. - Due Diligence Vendor-03/05/2026 Ready for Review-Document Uploaded. Please find the attached VA Benefit Letter. - Buyer-03/03/2026 Open-Lender guidelines require Award letter or VA certificate of eligibility to document VA Benefits income for B1. Neither document is in the loan file. Additional conditions may apply. - Due Diligence Vendor-02/27/2026		Resolved-Received benefit letter. Condition cleared. - Due Diligence Vendor-03/05/2026	VA Benefit Letter.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7852748	N/A	N/A
54920260805361	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-11 10:47	2026-02-17 12:06	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely	Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-02/13/2026 Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. HELOC Important Terms document not provided timely. Additional conditions may apply. - Due Diligence Vendor-02/11/2026		Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-02/17/2026	Initial_Disclosure_XXXX_XX_XX_698f71b92591e.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7561925	N/A	N/A
54920260805361	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-11 10:47	2026-02-17 12:06	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely	Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-02/13/2026 Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. HELOC What You Should Know Booklet not provided timely. Additional conditions may apply. - Due Diligence Vendor-02/11/2026		Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-02/17/2026	Initial_Disclosure_XXXX_XX_XX_698f71b92591e.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7561926	N/A	N/A
54920260805411	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-23 11:50	2026-02-25 08:25	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely
Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-02/25/2026
Ready for Review-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. Please see attached - Buyer-02/24/2026
Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-02/23/2026
																Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-02/25/2026	Initial_Disclosure_XXXX_XX_XX_699db0a6b0576.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7759385	N/A	N/A
54920260805411	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-23 11:50	2026-02-25 08:25	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely
Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-02/25/2026
Ready for Review-Received Initial Disclosure packet including signed HELOC What You Should Know booklet. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. Please see attached - Buyer-02/24/2026
Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-02/23/2026
																Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-02/25/2026	Initial_Disclosure_XXXX_XX_XX_699db0a6b0576.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7759386	N/A	N/A
54920260805404	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-13 07:12	2026-07-19 15:44	Resolved	1 - Information	Credit	Missing Doc	Missing Proof of Other Income - Pension, Retirement, Disability (Borrower)
Resolved-Recent account statements supporting other income received.  Condition Resolved. - Due Diligence Vendor-07/19/2026

Resolved-Received.  - Due Diligence Vendor-02/26/2026

Ready for Review-Document Uploaded. Please find attached other income documentation. - Buyer-02/25/2026

Open-There is no verification of the other income used to qualify.   There should be an award letter/pension letter or current 1099 for Borrower1's other retirement, pension, disability type of income in file. Lender guidelines require proof of three-year continuance via account statements for IRA Distributions. Recent account statements are missing from loan file. Additional conditions may apply. - Due Diligence Vendor-01/13/2026
																Resolved-Recent account statements supporting other income received. Condition Resolved. - Due Diligence Vendor-07/19/2026 Resolved-Received. - Due Diligence Vendor-02/26/2026	Other Income.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7058219	N/A	N/A
54920260805404	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-13 12:58	2026-02-26 14:12	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-02/26/2026 Ready for Review-Document Uploaded. please see attached - Buyer-02/25/2026 Open-E-Consent documentation is missing for borrower(s). E Consent documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-01/13/2026		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-02/26/2026	XXXXXXXXX consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7071144	N/A	N/A
54920260805632	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-02 15:57	2026-07-19 15:42	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026

Waived-Waiver received for DTI to 50 - Due Diligence Vendor-06/23/2026

Waived-Waiver received for DTI to 50 - Due Diligence Vendor-03/09/2026

Ready for Review-Document Uploaded. As per guideline 4-4-4: Loans exceeding the standard DTI threshold of 43% remain eligible up to a maximum DTI of 50%, subject to a documented DTI pricing adjustment. Please find the attached Rate lock and Pricing. This is HELOC and using interest rate 8.750% per Max Comp2 option and adjusted rate per attached matrix is 9.000% which is used to qualify.  - Buyer-03/03/2026

Open-Audited DTI of 48.62% exceeds Guideline DTI of 43% The Audited DTI of 48.62% exceeds Guideline DTI of 43%. The lender exception in file is not acceptable as it does not state what it is for. Additional conditions may apply. - Due Diligence Vendor-03/02/2026
																Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Waiver received for DTI to 50 - Due Diligence Vendor-06/23/2026 Waived-Waiver received for DTI to 50 - Due Diligence Vendor-03/09/2026	Product and Pricing.pdf Exception Form.pdf Guideline.pdf		Employment for an extended period of time at the same job 36+ mo 0x30 housing payment history	XX	Primary Residence	Refinance	Cash Out - Other	7881300	Investor Post-Close	No
54920260805632	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-02 15:42	2026-03-02 15:43	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/02/2026		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/02/2026				XX	Primary Residence	Refinance	Cash Out - Other	7881155	Investor Post-Close	No
54920260805421	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-03 09:43	2026-02-10 13:31	Resolved	1 - Information	Compliance	Disclosure	HELOC What you should know booklet is missing	Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-02/10/2026 Ready for Review-Document Uploaded. Please refer Page 68 of the attached - Buyer-02/09/2026 Open-HELOC - What you should know booklet is missing Provided What you should know booklet does not reflects date - Due Diligence Vendor-01/03/2026		Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-02/10/2026	Initial_Disclosure_XXXX_XX_XX_698a2937ea938.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6905862	N/A	N/A
54920260805421	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-03 09:43	2026-02-10 13:31	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document is missing	Resolved-HELOC Important Terms document provided - Due Diligence Vendor-02/10/2026 Resolved-HELOC Important Terms document is missing - Due Diligence Vendor-02/10/2026 Ready for Review-Document Uploaded. Please refer Page 59 of the attached - Buyer-02/09/2026 Open-HELOC Important Terms document is missing Provided HELOC Important Terms document not executed at the time of application. - Due Diligence Vendor-01/03/2026		Resolved-HELOC Important Terms document provided - Due Diligence Vendor-02/10/2026 Resolved-HELOC Important Terms document is missing - Due Diligence Vendor-02/10/2026	Initial_Disclosure_XXXX_XX_XX_698a2937ea938.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6905863	N/A	N/A
54920260805434	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-23 14:22	2026-02-24 14:37	Resolved	1 - Information	Compliance	Disclosure	HELOC What you should know booklet is missing
Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-02/24/2026
Ready for Review-Refer Page 92, It was sent to borrower on XX/XX/XXXX, borrower viewed on XX/XX/XXXX. Document is within 3 biz date. Signed date is not the document date. - Buyer-02/23/2026
Counter-What you should know disclosure timing.  Application date XX/XX/XXXX. Important terms dated XX/XX/XXXX. Document must be dated within 3 business days from application. Condition remains. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. Please see attached - Seller-02/19/2026
Open-HELOC - What you should know booklet is missing - Due Diligence Vendor-01/23/2026
															Ready for Review-Document Uploaded. Please see attached - Seller-02/19/2026	Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-02/24/2026	Initial_Disclosure_XXXX_XX_XX_699784554f346.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7277840	N/A	N/A
54920260805434	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-23 14:22	2026-02-24 14:37	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document is missing
Resolved-HELOC Important Terms document provided - Due Diligence Vendor-02/24/2026
Ready for Review-Refer Page 92, It was sent to borrower on XX/XX/XXXX, borrower viewed on XX/XX/XXXX. Document is within 3 biz date. Signed date is not the document date. - Seller-02/23/2026
Counter-Important Terms disclosure timing.  Application date XX/XX/XXXX. Important terms dated XX/XX/XXXX. Document must be dated within 3 business days from application. Condition remains. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. Please see attached - Buyer-02/19/2026
Open-HELOC Important Terms document is missing - Due Diligence Vendor-01/23/2026
															Ready for Review-Refer Page 92, It was sent to borrower on XX/XX/XXXX, borrower viewed on XX/XX/XXXX. Document is within 3 biz date. Signed date is not the document date. - Seller-02/23/2026	Resolved-HELOC Important Terms document provided - Due Diligence Vendor-02/24/2026	Initial_Disclosure_XXXX_XX_XX_699784554f346.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7277841	N/A	N/A
54920260805434	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-23 15:04	2026-02-20 15:17	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-HOA documentation received. Condition resolved. - Due Diligence Vendor-02/20/2026 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-02/19/2026 Open-Subject property HOA document is missing. - Due Diligence Vendor-01/23/2026		Resolved-HOA documentation received. Condition resolved. - Due Diligence Vendor-02/20/2026	HOA document.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7278463	N/A	N/A
54920260805434	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-23 15:11	2026-02-20 15:05	Resolved	1 - Information	Credit	Missing Doc	Missing income documentation	Resolved-Pension doc received. Condition resolved. - Due Diligence Vendor-02/20/2026 Ready for Review-Document Uploaded. Please find the attached document. - Buyer-02/19/2026 Open-Pension Income document is Missing - Due Diligence Vendor-01/23/2026		Resolved-Pension doc received. Condition resolved. - Due Diligence Vendor-02/20/2026	Pension Income documents.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7278582	N/A	N/A
54920260805619	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-26 07:17	2026-03-10 15:36	Resolved	1 - Information	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing
Resolved-Lender provided the VVOE and CPA letter. - Due Diligence Vendor-03/10/2026
Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. Please find attached VVOE with active status and expiration date of XX/XX/XXXX. Also file attached CPA letter dated XX/XX/XXXX. - Seller-03/10/2026
Open-Borrower 2 3rd Party VOE Prior to Close Missing Missing 3rd Party Verbal Verification of Employment dated within 60 days prior to the Note date for Borrower 2’s job. The document located in file is not dated. - Due Diligence Vendor-03/09/2026
															Ready for Review-Document Uploaded. Please find attached VVOE with active status and expiration date of XX/XX/XXXX. Also file attached CPA letter dated XX/XX/XXXX. - Seller-03/10/2026	Resolved-Lender provided the VVOE and CPA letter. - Due Diligence Vendor-03/10/2026 Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-03/10/2026	CPA Letter.pdf VVOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7819648	N/A	N/A
54920260805619	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-26 07:17	2026-03-10 15:36	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Lender provided the VVOE and CPA letter. - Due Diligence Vendor-03/10/2026
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. Please find attached VVOE with active status and expiration date of 09/30/2026. Also file attached CPA letter dated XX/XX/XXXX. - Buyer-03/10/2026
Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing 3rd Party Verbal Verification of Employment dated within 60 days prior to the Note date for Borrower’s job. The document located in file is not dated. - Due Diligence Vendor-02/26/2026
																Resolved-Lender provided the VVOE and CPA letter. - Due Diligence Vendor-03/10/2026 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-03/10/2026	VVOE.pdf CPA Letter.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7819647	N/A	N/A
54920260805619	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-09 14:38	2026-03-09 14:46	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/09/2026		Acknowledged-Privacy Notice Required - Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/09/2026				XX	Primary Residence	Refinance	Cash Out - Other	8005013	Investor Post-Close	No
54920260805619	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-13 04:50	2026-03-09 14:34	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: Servicing Transfer Notice Missing	Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/13/2026		Acknowledged-RESPA: Servicing Transfer Notice Missing. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/13/2026				XX	Primary Residence	Refinance	Cash Out - Other	7602468	Investor Post-Close	No
54920260805619	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-13 04:50	2026-03-09 14:34	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-RESPA: AfBA Disclosure is Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/13/2026		Acknowledged-RESPA: AfBA Disclosure is Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/13/2026				XX	Primary Residence	Refinance	Cash Out - Other	7602467	Investor Post-Close	No
54920260805456	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-03 23:22	2026-02-11 10:23	Resolved	1 - Information	Credit	Missing Doc	Incomplete Mortgage/Deed of Trust	Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-02/11/2026 Ready for Review-Document Uploaded. Please find attached DOT with borrower signature. - Buyer-02/10/2026 Open-The Deed of Trust is Incomplete Borrower signature page missing - Due Diligence Vendor-01/04/2026		Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-02/11/2026	DOT.pdf			XX	Primary Residence	Refinance	Cash Out - Other	6906820	N/A	N/A
54920260805556	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-05 12:27	2026-07-19 15:41	Waived	2 - Non-Material	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited CLTV of XX.XX% exceeds Guideline CLTV of 65% Lender exception in file for CLTV to go to 75%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-03/05/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited CLTV of XX.XX% exceeds Guideline CLTV of 65% Lender exception in file for CLTV to go to 75%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-03/05/2026			1) Minimal debts / Revolving accounts. 2) Reserves over two months of PITI.	XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	7949713	Originator Pre-Close	Yes
54920260805622	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-20 14:07	2026-03-10 16:25	Resolved	1 - Information	Compliance	Disclosure	HELOC What you should know booklet is missing	Resolved-Lender provided documentation of the HELOC What You Should Know Booklet. - Due Diligence Vendor-03/10/2026 Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Please see attached. - Buyer-03/06/2026 Open-HELOC - What you should know booklet is missing What you should know booklet is not dated. - Due Diligence Vendor-01/20/2026		Resolved-Lender provided documentation of the HELOC What You Should Know Booklet. - Due Diligence Vendor-03/10/2026 Resolved-HELOC - What you should know booklet provided - Due Diligence Vendor-03/10/2026	XXXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7186688	N/A	N/A
54920260805502	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-26 12:26	2026-06-19 15:03	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely	Resolved-Lender provided documentation the HELOC Important Terms document was provided within 3 days of application date. - Due Diligence Vendor-03/10/2026 Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/09/2026 Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. - Due Diligence Vendor-01/26/2026		Resolved-Lender provided documentation the HELOC Important Terms document was provided within 3 days of application date. - Due Diligence Vendor-03/10/2026 Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/10/2026	Initial_Disclosure_XXXX_XX_XX_69af444de9043.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7300300	N/A	N/A
54920260805502	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-01-26 12:26	2026-06-19 15:03	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely	Resolved-Lender provided documentation the HELOC What You Should Know Booklet was provided within 3 days of application date. - Due Diligence Vendor-03/10/2026 Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/09/2026 Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. HELOC What you Should Know Booklet is not dated. - Due Diligence Vendor-01/26/2026		Resolved-Lender provided documentation the HELOC What You Should Know Booklet was provided within 3 days of application date. - Due Diligence Vendor-03/10/2026 Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/10/2026	Initial_Disclosure_XXXX_XX_XX_69af444de9043.pdf			XX	Primary Residence	Refinance	Cash Out - Other	7300301	N/A	N/A
54920260805540	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-23 06:49	2026-04-01 09:26	Waived	2 - Non-Material	Credit	Income/Employment	Income 1 Months Income Verified is Missing
Waived-A policy exception to allow IRA distribution with 10% penalty as borrower is not at retirement age was provided post-closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-04/01/2026

Ready for Review-Document Uploaded. Please find attached exception form for : Exception to allow IRA distribution income with 10% penalty as borrower is not of retirement age. Account has sufficient funds for 3+ yrs continuance with the penalty taken into account. - Buyer-03/31/2026

Counter-Published guidelines specifically state: not incur any withdrawal penalties. - Due Diligence Vendor-03/25/2026

Ready for Review-Borrower age is 57; however, he/she may be subject to 10% early distribution penalty. Even after deducting 10% early distribution penalty borrower has sufficient funds so that IRA distribution income will continue for three years. - Buyer-03/24/2026

Counter-For IRA Distributions, lender guidelines require the borrower to be of retirement age and not incur any withdrawal penalties. Please provide proof that the borrower will not incur any withdrawal penalties for the IRA Distributions. Condition remains. - Due Diligence Vendor-03/24/2026

Ready for Review-Document Uploaded. Please find attached IRA Distribution Income documentation (Monthly distribution letter and three year continuance) - Buyer-03/20/2026

Open-Income 1 Months Income Verified is Missing Income document is Missing in the File. - Due Diligence Vendor-02/23/2026
																Waived-A policy exception to allow IRA distribution with 10% penalty as borrower is not at retirement age was provided post-closing. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-04/01/2026	IRA Distribution Income.pdf IRA Distribution2.png IRA Distribution.png Exception Form.pdf		1) 36+ Months 0x30 housing payment history. 2) No derogatory events.	XX	Primary Residence	Refinance	Cash Out - Other	7749229	Originator Pre-Close	Yes
54920260805608	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-12 03:32	2026-03-10 18:08	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-RESPA: AfBA Disclosure is Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/12/2026		Acknowledged-RESPA: AfBA Disclosure is Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/12/2026				XX	Primary Residence	Refinance	Cash Out - Other	7576790	Investor Post-Close	No
54920260805496	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-12 23:38	2026-03-11 14:08	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-RESPA: AfBA Disclosure is Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/13/2026		Acknowledged-RESPA: AfBA Disclosure is Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/13/2026				XX	Primary Residence	Refinance	Cash Out - Other	7599739	Investor Post-Close	No
54920260805607	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-19 15:32	2026-03-24 11:51	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received IRA account statement for borrower showing three-year continuance and monthly distribution letter. Condition status changed to Resolved. - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please find attached IRA distribution income (continuity and monthly distribution letter) - Buyer-03/20/2026 Open-Per lender guidelines proof of three years continuance via account statements is required to document IRA Distributions income. Required documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-03/19/2026		Resolved-Received IRA account statement for borrower showing three-year continuance and monthly distribution letter. Condition status changed to Resolved. - Due Diligence Vendor-03/24/2026	IRA Distribution Income.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8223214	N/A	N/A
54920260805580	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-20 12:17	2026-07-19 15:40	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-6 months Bank Statements reflecting receipt of XXXXXXX income received.  Condition Resolved. - Due Diligence Vendor-07/19/2026
Resolved-Received - Due Diligence Vendor-04/17/2026
Ready for Review-Document Uploaded. Please find attached 6 months Bank Statements reflecting receipt of XXXXXXX income.  - Seller-04/14/2026
Counter-Please provide proof of receipt for XXXXXXX income via 6 most recent months of bank statements or cancelled checks. Received 6 months of personal checks. Condition remains. - Due Diligence Vendor-03/24/2026
Ready for Review-Document Uploaded. Please find attached 6 month receipt of XXXXXXXX income. - Buyer-03/23/2026
Open-Lender guidelines require proof of receipt for 6 months for XXXXXXX income. Proof of receipt for 6 months is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-03/20/2026
															Ready for Review-Document Uploaded. Please find attached 6 months Bank Statements reflecting receipt of XXXXXXX income. - Seller-04/14/2026	Resolved-6 months Bank Statements reflecting receipt of alimony income received. Condition Resolved. - Due Diligence Vendor-07/19/2026 Resolved-Received - Due Diligence Vendor-04/17/2026	XXXXXXX Income.pdf Bank Statements 6 Months.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8243613	N/A	N/A
54920260805580	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-20 12:00	2026-03-24 12:23	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely
Resolved-Received Initial Disclosure packet including HELOC What You Should Know booklet. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-03/24/2026
Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/24/2026
Ready for Review-Document Uploaded. Please see attached - Buyer-03/23/2026
Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-03/20/2026
																Resolved-Received Initial Disclosure packet including HELOC What You Should Know booklet. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-03/24/2026 Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/24/2026	XXXXXXXX initial.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8243291	N/A	N/A
54920260805580	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-20 12:00	2026-03-24 12:22	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely
Resolved-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-03/24/2026
Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/24/2026
Ready for Review-Document Uploaded. Please see attached - Seller-03/23/2026
Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXXX. The HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-03/20/2026
															Ready for Review-Document Uploaded. Please see attached - Seller-03/23/2026	Resolved-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-03/24/2026 Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/24/2026	XXXXXXXX initial.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8243290	N/A	N/A
54920260805654	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-31 15:26	2026-04-01 10:42	Resolved	1 - Information	Credit	Missing Doc - Credit	AVM is Expired
Resolved-AVM in file is dated 36 days prior to Note Date. Lender guidelines allow for AVM dated 45 days prior to Note Date. Condition status changed to Resolved. - Due Diligence Vendor-04/01/2026
Ready for Review-Document Uploaded. AVM is dated XX/XX/XXXX which is good through 45 days(XX/XX/XXXX). Note date is XX/XX/XXXX which prior to AVM expiration date.  - Buyer-04/01/2026
Open-AVM is Expired AVM is dated 46 days prior to Note Date. Lender guidelines allow for 45 days prior to Note Date. Additional conditions may apply. - Due Diligence Vendor-03/31/2026
Open-AVM is Expired - Due Diligence Vendor-03/31/2026
																Resolved-AVM in file is dated 36 days prior to Note Date. Lender guidelines allow for AVM dated 45 days prior to Note Date. Condition status changed to Resolved. - Due Diligence Vendor-04/01/2026	AVM.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8413827	N/A	N/A
54920260805654	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-26 14:01	2026-03-31 15:30	Resolved	1 - Information	Property	Missing Doc	Missing Appraisal (Property)	Resolved-Received original AVM used in qualifying. Condition status changed to Resolved. - Due Diligence Vendor-03/31/2026 Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-03/31/2026 Ready for Review-Document Uploaded. Please find attached AVM - Buyer-03/30/2026 Open-Appraisal or other primary valuation product is missing Missing Appraisal or AVM reflecting a value of $XXXXXX used for qualification. - Due Diligence Vendor-03/26/2026		Resolved-Received original AVM used in qualifying. Condition status changed to Resolved. - Due Diligence Vendor-03/31/2026 Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-03/31/2026	AVM.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8342893	N/A	N/A
54920260805620	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-21 10:01	2026-07-19 15:37	Waived	2 - Non-Material	Credit	Missing Doc	Missing YTD Profit & Loss (Borrower 1)	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 is self-employed and the YTD Profit & Loss is either missing or not executed. Lender exception in file to waive XXXX 1st quarter profit and loss for businesses. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-04/21/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 is self-employed and the YTD Profit & Loss is either missing or not executed. Lender exception in file to waive XXXX 1st quarter profit and loss for businesses. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-04/21/2026			1) Employment for an extended period at the same job. 2) Credit Score >/= 10+ Points more than qualifying. 3) 36+ Months 0x30 housing payment history.	XX	Investment	Refinance	Cash Out - Other	8796134	Originator Pre-Close	Yes
54920260805620	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-15 15:17	2026-04-23 12:13	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-Sufficient documentation received.  - Due Diligence Vendor-04/23/2026
Ready for Review-Document Uploaded. 1) Subject does not have any HOA dues, please find updated 1003 and 1008 also find attached LOE confirming no HOA dues on subject(minor address misprint on LOE). 2) Please find attached HOA document of primary, 3) Please find attached rent estimate, 4) Mortgage statement not required for REO 3g property, as P&I are considered from credit report and tax insurance and HOA dues are calculated separately as per respective documents PI $5765, Tax $XXX.XX, Ins $XX.XX and HOA $XX. - Buyer-04/22/2026
Open-1) Subject property HOA document is missing. Additional conditions may apply.
2) Primary residence HOA document is missing. Additional conditions may apply.
3) Per lender guidelines, all of the following will be required where income is derived from the subject investment property: 1) Current lease agreement (in file), 2) The borrower's most recent year of signed federal tax returns, including Schedule 1 and Schedule E (in file) and (3) Rental estimate from a third party such as XXXXXX, XXXXXX, or similar (dated within 90 days). Rental estimate from a third party dated within 90 days is missing from loan file. Additional conditions may apply.
4) Please provide current mortgage statement for REO 3g on 1003. Additional conditions may apply. - Due Diligence Vendor-04/15/2026
																Resolved-Sufficient documentation received. - Due Diligence Vendor-04/23/2026	No HOA Subject.pdf 1008.pdf 1003.pdf HOA Primary.pdf Rent Estimate.pdf Rent Estimate1.pdf			XX	Investment	Refinance	Cash Out - Other	8687336	N/A	N/A
54920260805574	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-18 10:59	2026-07-19 15:36	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 47.28% exceeds Guideline DTI of 43% Lender exception in file for DTI over 43%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-03/18/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 47.28% exceeds Guideline DTI of 43% Lender exception in file for DTI over 43%. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-03/18/2026			1) Employment for an extended period at the same job. 2) 36+ Months 0x30 housing payment history. 3) No derogatory events.	XX	Primary Residence	Refinance	Cash Out - Other	8186517	Originator Pre-Close	Yes
54920260805574	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-18 10:45	2026-03-24 10:12	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Received E-Consent Documentation for borrower. Condition status changed to Resolved. - Due Diligence Vendor-03/24/2026 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/19/2026 Open-E-Consent documentation is missing for borrower(s). E Consent documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-03/18/2026		Resolved-Received E-Consent Documentation for borrower. Condition status changed to Resolved. - Due Diligence Vendor-03/24/2026 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-03/24/2026	pounds e consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8185647	N/A	N/A
54920260805586	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-20 14:41	2026-06-22 09:01	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely	Resolved-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-03/24/2026 Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/23/2026 Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. - Due Diligence Vendor-03/20/2026		Resolved-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-03/24/2026 Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/24/2026	XXXXX initial.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8247296	N/A	N/A
54920260805492	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 16:09	2026-03-30 12:22	Resolved	1 - Information	Credit	Missing Doc	Missing Condo Questionnaire	Resolved-Condo Q not required. - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. Subject property is detached condo and therefore condo questionnaire not required. Please find attached document(Satellite view). - Buyer-03/26/2026 Open- The Condo Questionnaire is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-03/24/2026		Resolved-Condo Q not required. - Due Diligence Vendor-03/30/2026	Satellite View.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8300721	N/A	N/A
54920260805590	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 17:14	2026-05-18 12:42	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 W2/1099 Missing
Resolved-Lender provided the tax transcripts for the borrower and the tax transcripts for the ex-spouse to determine the w-2 wages for the borrower. - Due Diligence Vendor-05/18/2026
Resolved-Borrower 1 W2/1099 Provided - Due Diligence Vendor-05/18/2026
Ready for Review-We already have W2 transcripts for ex-spose, apart from ex-spouse income all other income belong to our borrower and the income that is left over is supporting income that we are using and therefore we can use tax transcripts in lieu of W2's. - Buyer-05/15/2026
Counter-Lender provided Tax transcripts XXXX and XXXX and XXXX with income calculation worksheet, however this is not acceptable since there is no actual breakdown of the income between ex-spouse and borrower, need to provide W2s for prior years or wage worksheet from personal tax returns to show the actual breakdown of income being used for qualification. condition remains.  - Due Diligence Vendor-05/14/2026
Ready for Review-Document Uploaded. Please find attached tax transcripts for the year XXXX, XXXX, XXXX and updated income worksheet. File already includes W2 transcripts of ex-spouse. Borrower Income from XXXX and XXXX derived by deducting ex-spose income from W2 transcripts for the respective years. - Buyer-05/11/2026
Open-Borrower 1 W2/1099 Missing Missing the borrowers prior 2 years W2. Loan file contained 2 years Tax Transcripts; however, the transcripts belong to the Borrowers ex-spouse. - Due Diligence Vendor-03/24/2026
																Resolved-Lender provided the tax transcripts for the borrower and the tax transcripts for the ex-spouse to determine the w-2 wages for the borrower. - Due Diligence Vendor-05/18/2026 Resolved-Borrower 1 W2/1099 Provided - Due Diligence Vendor-05/18/2026	Tax Transcripts.pdf Income Calculation Worksheet.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8302499	N/A	N/A
54920260805535	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-07-17 08:45	2026-07-20 09:41	Acknowledged	3 - Material	Property	Value	AVM XXX approved vendor score did not meet published criteria	Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026 Open-FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others. - Due Diligence Vendor-07/17/2026		Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026				XX	Primary Residence	Refinance	Cash Out - Other	10320388	Investor Post-Close	No
54920260805609	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-09 14:47	2026-04-02 11:50	Resolved	1 - Information	Compliance	Late:Grace	Maryland - Minimum Grace Period (Interest & Usury)
Resolved-Data entry updated. Compliance re-run. Condition status changed to resolved. - Due Diligence Vendor-04/02/2026
Resolved-Resolved - Due Diligence Vendor-04/02/2026
Open-The late fee grace period is (10.0). The Maryland Interest and Usury Act prohibits a late charge being imposed before the delinquency has continued for at least 15 days. (MD COML 12-105(c)(3)) The late fee grace period is 10 days. The Maryland Interest and Usury Act prohibits a late charge being imposed before the delinquency has continued for at least 15 days. (MD COML 12-105(c)(3))  - Due Diligence Vendor-03/09/2026
Open- - Due Diligence Vendor-03/23/2026
Open- - Due Diligence Vendor-03/23/2026
Open- - Due Diligence Vendor-03/09/2026
																Resolved-Data entry updated. Compliance re-run. Condition status changed to resolved. - Due Diligence Vendor-04/02/2026 Resolved-Resolved - Due Diligence Vendor-04/02/2026				XX	Primary Residence	Refinance	Cash Out - Other	8005264	N/A	N/A
54920260805612	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-30 12:00	2026-04-09 13:21	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match
Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-04/09/2026
Ready for Review-Please provide the guideline which states Fee on HELOC agreement must match HELOC Disbursement schedule? This is a invalid condition, since we have updated HELOC disbursement schedule signed by borrower - Buyer-04/06/2026
Counter-The fees on the signed settlement statement/home equity revolving loan disbursement schedule should match the HELOC agreement. Please provide corrected HELOC agreement fee page with broker fee that matches. Condition remains. - Due Diligence Vendor-04/06/2026
Ready for Review-When we have signed updated HELOC disbursement schedule, why are we checking the fee against HELOC Agreement? This is an Invalid condition. Please waive. - Buyer-04/03/2026
Counter-The broker fee on the HELOC agreement does not match the home equity revolving loan disbursement schedule, Condition remains. - Due Diligence Vendor-04/02/2026
Ready for Review-Document Uploaded. Please match the fees from home equity revolving loan disbursement schedule. Fees are matching. Please waive the condition.  - Buyer-03/31/2026
Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. The Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. Broker fee does not match. Additional conditions may apply. - Due Diligence Vendor-03/30/2026
																Resolved-Fees collected on HUD1/Settlement Statement match fees reflected in HELOC Agreement. - Due Diligence Vendor-04/09/2026	XXXXXXXX disbursement.pdf XXXXXXXX ss.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8387858	N/A	N/A
54920260805593	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-26 15:01	2026-04-06 09:06	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received evidence of hazard insurance and property taxes for REO 3f and REO 3g on 1003. Condition status changed to Resolved. - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please find attached REO documents for REO on 3f and 3g of final application. - Buyer-04/02/2026 Open-Supporting documents are missing for REO address mentioned in 3f & 3g as per final application. - Due Diligence Vendor-03/26/2026		Resolved-Received evidence of hazard insurance and property taxes for REO 3f and REO 3g on 1003. Condition status changed to Resolved. - Due Diligence Vendor-04/06/2026	REO Documents.pdf			XX	Investment	Refinance	Cash Out - Other	8345435	N/A	N/A
54920260805573	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-11 10:20	2026-04-02 09:29	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Paystubs Missing	Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please find attached income documentation - Buyer-03/31/2026 Open-Borrower 1 Paystubs Missing Lender guidelines require one of the following to document wage earner income: Paystubs with a minimum of 30 days YTD earnings and IRS W-2 forms covering the most recent 2-year period, Transcripts covering the most recent 2-year period or a WVOE. Required documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-03/11/2026		Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-04/02/2026	Income Documentation.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8048330	N/A	N/A
54920260805573	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-11 10:20	2026-04-02 09:29	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Resolved-Borrower 1 W2/1099 Provided - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please find attached income documentation - Buyer-03/31/2026 Open-Borrower 1 W2/1099 Missing Lender guidelines require one of the following to document wage earner income: Paystubs with a minimum of 30 days YTD earnings and IRS W-2 forms covering the most recent 2-year period, Transcripts covering the most recent 2-year period or a WVOE. Required documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-03/11/2026		Resolved-Borrower 1 W2/1099 Provided - Due Diligence Vendor-04/02/2026	Income Documentation.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8048331	N/A	N/A
54920260805585	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 20:06	2026-06-22 11:10	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely	Resolved-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-04/01/2026 Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. - Due Diligence Vendor-03/25/2026		Resolved-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-04/03/2026	XXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8303669	N/A	N/A
54920260805513	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-25 03:57	2026-07-19 15:35	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/19/2026 Acknowledged-RESPA: AfBA Disclosure is Missing or Incomplete ABA Disclosure is Missing - Due Diligence Vendor-02/25/2026		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/19/2026 Acknowledged-RESPA: AfBA Disclosure is Missing or Incomplete ABA Disclosure is Missing - Due Diligence Vendor-02/25/2026				XX	Primary Residence	Refinance	Cash Out - Other	7793552	Investor Post-Close	No
54920260805572	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-20 09:36	2026-03-24 10:36	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely	Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/23/2026 Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-03/20/2026		Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/24/2026	XXXXXXinitial.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8236685	N/A	N/A
54920260805572	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-20 09:36	2026-03-24 10:36	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely	Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/23/2026 Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-03/20/2026		Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/24/2026	XXXXXX initial.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8236686	N/A	N/A
54920260805655	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-19 09:18	2026-03-24 10:32	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely	Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/20/2026 Open-Please provide evidence that HELOC Important Terms document was provided timely to borrowers. Additional conditions may apply. - Due Diligence Vendor-03/19/2026		Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/24/2026	Initial_Disclosure_XXXX_XX_XX_69bd8cfe3bec3.pdf			XX	Second Home	Refinance	Cash Out - Other	8210120	N/A	N/A
54920260805655	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-19 09:18	2026-03-24 10:32	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely	Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/20/2026 Open-Please provide evidence that HELOC What You Should Know Booklet document was provided timely to borrowers. Additional conditions may apply. - Due Diligence Vendor-03/19/2026		Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/24/2026	Initial_Disclosure_XXXX_XX_XX_69bd8cfe3bec3.pdf			XX	Second Home	Refinance	Cash Out - Other	8210134	N/A	N/A
54920260805505	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-20 08:42	2026-03-24 10:34	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely	Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/23/2026 Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-03/20/2026		Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-03/24/2026	XXXXX initial.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8235086	N/A	N/A
54920260805505	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-20 08:42	2026-03-24 10:34	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely	Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-03/23/2026 Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-03/20/2026		Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-03/24/2026	XXXXX initial.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8235087	N/A	N/A
54920260805644	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-09 14:32	2026-04-02 11:09	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement) (TILA)
Resolved-Received Final XXX SS.  XX updated and compliance re-run. Condition status changed to Resolved. - Due Diligence Vendor-04/02/2026
Resolved-Resolved - Due Diligence Vendor-04/02/2026
Ready for Review-Document Uploaded. Please see attached. Funding date is XX/XX/XXXX - Buyer-04/01/2026
Open- - Due Diligence Vendor-03/29/2026
Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX per the final ALTA settlement statement, which did not give the Borrower a full 3-day rescission.

Provide Letter of Explanation, Re-Disclose Correct Information, Proof of Borrower Receipt, and Re-open Rescission. - Due Diligence Vendor-03/09/2026
Open- - Due Diligence Vendor-03/24/2026
Open- - Due Diligence Vendor-03/09/2026
Open- - Due Diligence Vendor-03/09/2026
Open- - Due Diligence Vendor-03/09/2026
																Resolved-Received Final XXX SS. XX updated and compliance re-run. Condition status changed to Resolved. - Due Diligence Vendor-04/02/2026 Resolved-Resolved - Due Diligence Vendor-04/02/2026	XXXXX final ss.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8004852	N/A	N/A
54920260805571	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-30 11:29	2026-04-01 12:22	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received current mortgage statements for primary residence. Condition status changed to Resolved. - Due Diligence Vendor-04/01/2026 Ready for Review-Document Uploaded. Please find attached documents - Buyer-03/31/2026 Open-Please provide current mortgage statements for 1st lien and 2nd lien listed on 1003 for Primary Residence. Additional conditions may apply. - Due Diligence Vendor-03/30/2026		Resolved-Received current mortgage statements for primary residence. Condition status changed to Resolved. - Due Diligence Vendor-04/01/2026	Primary Residence Mortgage Documents.pdf			XX	Second Home	Refinance	Cash Out - Other	8386997	N/A	N/A
54920260805571	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-30 11:29	2026-04-01 12:20	Resolved	1 - Information	Credit	Closing	Pending Valuation Review - Awaiting receipt of AVM	Resolved-Received original AVM used in qualifying. Condition status changed to Resolved. - Due Diligence Vendor-04/01/2026 Ready for Review-Document Uploaded. Please find attached AVM used for qualification. - Buyer-03/31/2026 Open-Subject's As-Is value has not been reviewed; Awaiting receipt of AVM. Please provide valuation listed on 1008 ($XXXXXX) as it is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-03/30/2026		Resolved-Received original AVM used in qualifying. Condition status changed to Resolved. - Due Diligence Vendor-04/01/2026	AVM.pdf			XX	Second Home	Refinance	Cash Out - Other	8386976	N/A	N/A
54920260805552	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-09 15:02	2026-04-06 07:23	Resolved	1 - Information	Compliance	Mavent	HighCost: APR/FEES
Resolved-Received credit report invoice that confirms credit report is a pass-through fee. Updated XX and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/06/2026
Resolved-Resolved - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded. Please see attached credit report invoice. This is not broker fee, but a pass through fee - Seller-04/03/2026
Counter-Please provide evidence that the credit report fee is a pass-through/reimbursement fee and not paid to the broker. Condition remains. - Due Diligence Vendor-04/03/2026
Ready for Review-$XXX credit report fee is a reimbursement to broker not a broker fee and hence should not be included in the High cost calculation.  - Seller-04/02/2026
Open-The loan fees ($XXXX.XX) exceed the (XXXXXXX) (Note Amount >=$XXXXX.XX) fee limit, which is 5% of the Total Loan Amount ($XXXX.XX), the difference is ($XXX0). (12 CFR 1026.32). Please provide the evidence that the fee is a pass-through fee and not paid to the broker. - Due Diligence Vendor-03/09/2026
Open- - Due Diligence Vendor-03/29/2026
Open- - Due Diligence Vendor-03/28/2026
Open- - Due Diligence Vendor-03/24/2026
Open- - Due Diligence Vendor-03/24/2026
Open- - Due Diligence Vendor-03/23/2026
Open- - Due Diligence Vendor-03/09/2026
															Ready for Review-Document Uploaded. Please see attached credit report invoice. This is not broker fee, but a pass through fee - Seller-04/03/2026 Ready for Review-$XXX credit report fee is a reimbursement to broker not a broker fee and hence should not be included in the High cost calculation. - Seller-04/02/2026	Resolved-Received credit report invoice that confirms credit report is a pass-through fee. Updated XX and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/06/2026 Resolved-Resolved - Due Diligence Vendor-04/06/2026	Credit reporti invoice.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8005594	N/A	N/A
54920260805552	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-09 15:02	2026-04-06 07:23	Resolved	1 - Information	Compliance	Predatory:Restrictions	Federal - Section 32 Disclosure Required (High Cost)
Resolved-Received credit report invoice that confirms credit report is a pass-through fee. Updated LM and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/06/2026
Resolved-Resolved - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded. Document Uploaded. Please see attached credit report invoice. This is not broker fee, but a pass through fee
 - Seller-04/03/2026
Counter-Please provide evidence that the credit report fee is a pass-through/reimbursement fee and not paid to the broker. Condition remains. - Due Diligence Vendor-04/03/2026
Ready for Review-$XXX credit report fee is a reimbursement to broker not a broker fee and hence should not be included in the High cost calculation.  - Seller-04/02/2026
Open- - Due Diligence Vendor-03/29/2026
Open- - Due Diligence Vendor-03/28/2026
Open-This is a Federal High Cost Loan. Since the loan file does not contain a Section 32 Sign Date, the System assumes the creditor did not furnish the Federal High Cost Section 32 disclosures at least 3 business days prior to consummation, in violation of Reg Z. (12 CFR 1026.31(c) and 1026.32(c)) - Due Diligence Vendor-03/09/2026
Open- - Due Diligence Vendor-03/24/2026
Open- - Due Diligence Vendor-03/24/2026
Open- - Due Diligence Vendor-03/23/2026
Open- - Due Diligence Vendor-03/09/2026
															Ready for Review-Document Uploaded. Document Uploaded. Please see attached credit report invoice. This is not broker fee, but a pass through fee - Seller-04/03/2026 Ready for Review-$XXX credit report fee is a reimbursement to broker not a broker fee and hence should not be included in the High cost calculation. - Seller-04/02/2026	Resolved-Received credit report invoice that confirms credit report is a pass-through fee. Updated XX and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/06/2026 Resolved-Resolved - Due Diligence Vendor-04/06/2026	Credit reporti invoice.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8005593	N/A	N/A
54920260805546	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-13 07:59	2026-04-14 16:45	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-04/14/2026
Ready for Review-Document Uploaded. Please find attached LES in lieu of a verbal VOE. As per XXXXXX XXX, Military LES dated within 120 calendar days prior to the note date is acceptable in lieu of VVOE within 10 business days. - Buyer-04/14/2026
Open-Borrower 1 3rd Party VOE Prior to Close Missing Lender guidelines require verbal verification to be completed within 10 business days of Note Date. VVOE in file for borrower was completed 14 business days prior to Note Date. Additional conditions may apply. - Due Diligence Vendor-04/13/2026
																Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-04/14/2026	Leave and Earning Statement.pdf			XX	Investment	Refinance	Cash Out - Other	8620386	N/A	N/A
54920260805546	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-13 08:06	2026-04-14 16:25	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-First lien mortgage statement provided. - Due Diligence Vendor-04/14/2026 Ready for Review-Document Uploaded. Please find attached REO documents - Buyer-04/14/2026 Open-Please provide current mortgage statement for 1st lien listed on 1003 for Primary Residence. Additional conditions may apply. - Due Diligence Vendor-04/13/2026		Resolved-First lien mortgage statement provided. - Due Diligence Vendor-04/14/2026	REO Documents.pdf			XX	Investment	Refinance	Cash Out - Other	8620485	N/A	N/A
54920260805605	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 14:51	2026-04-03 14:23	Resolved	1 - Information	Compliance	Mavent	HighCost: APR/FEES
Resolved-XX updated and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026
Resolved-Resolved - Due Diligence Vendor-04/03/2026
Ready for Review-Loan fees should include origination fee ($XXX), broker fee ($XXXX) and origination points ($XXX) which will come under high cost tolerance. Rest of the fee are reimbursements to broker, not Broker. Please waive the condition - Seller-04/02/2026
Open- - Due Diligence Vendor-03/24/2026
Open-The loan fees ($XXXX.XX) exceed the (XXXXXXXX) (Note Amount >=$XXXXX.XX) fee limit, which is 5% of the Total Loan Amount ($XXXX.XX), the difference is ($XXX.XX). (12 CFR 1026.32). - Due Diligence Vendor-03/24/2026
Open- - Due Diligence Vendor-03/24/2026
															Ready for Review-Loan fees should include origination fee ($XXX), broker fee ($XXXX) and origination points ($XXX) which will come under high cost tolerance. Rest of the fee are reimbursements to broker, not Broker. Please waive the condition - Seller-04/02/2026	Resolved-XX updated and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-Resolved - Due Diligence Vendor-04/03/2026				XX	Primary Residence	Refinance	Cash Out - Other	8298471	N/A	N/A
54920260805605	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 14:51	2026-04-03 14:23	Resolved	1 - Information	Compliance	Predatory:Restrictions	Federal - Section 32 Disclosure Required (High Cost)
Resolved-XX updated and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026
Resolved-Resolved - Due Diligence Vendor-04/03/2026
Ready for Review-This is not a High Cost Loan. Please waive. - Seller-04/02/2026
Open- - Due Diligence Vendor-03/24/2026
Open-This is a Federal High Cost Loan. Since the loan file does not contain a Section 32 Sign Date, the System assumes the creditor did not furnish the Federal High Cost Section 32 disclosures at least 3 business days prior to consummation, in violation of Reg Z. (12 CFR 1026.31(c) and 1026.32(c))   - Due Diligence Vendor-03/24/2026
Open- - Due Diligence Vendor-03/24/2026
															Ready for Review-This is not a High Cost Loan. Please waive. - Seller-04/02/2026	Resolved-XX updated and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-Resolved - Due Diligence Vendor-04/03/2026				XX	Primary Residence	Refinance	Cash Out - Other	8298470	N/A	N/A
54920260805605	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 14:51	2026-04-03 14:23	Resolved	1 - Information	Compliance	Predatory:Grace	Federal - Minimum Grace Period (01/14)
Resolved-XX updated and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026
Resolved-Resolved - Due Diligence Vendor-04/03/2026
Ready for Review-This is not a High Cost Loan. Please waive. - Buyer-04/02/2026
Open- - Due Diligence Vendor-03/24/2026
Open-The grace period in this transaction is 10.0 days. In connection with a Federal High-Cost Mortgage a late payment charge may be imposed only if the payment is not received by the end of the 15-day period beginning on the date the payment is due. (12 CFR 1026.34(a)(8)(ii))   - Due Diligence Vendor-03/24/2026
Open- - Due Diligence Vendor-03/24/2026
																Resolved-XX updated and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-Resolved - Due Diligence Vendor-04/03/2026				XX	Primary Residence	Refinance	Cash Out - Other	8298469	N/A	N/A
54920260805605	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 14:51	2026-04-03 14:23	Resolved	1 - Information	Compliance	Predatory:LateFees	Federal - Maximum Late Fee (01/14)
Resolved-XX updated and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026
Resolved-Resolved - Due Diligence Vendor-04/03/2026
Ready for Review-This is not a High Cost Loan. Please waive. - Buyer-04/02/2026
Open- - Due Diligence Vendor-03/24/2026
Open-You submitted a late fee amount of ($XX.XX) and a (5.0%) Late Fee Percent. In connection with a Federal High-Cost Mortgage any late payment charge must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed 4% of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. (12 CFR 1026.34(a)(8)(i))   - Due Diligence Vendor-03/24/2026
Open- - Due Diligence Vendor-03/24/2026
																Resolved-XX updated and re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-Resolved - Due Diligence Vendor-04/03/2026				XX	Primary Residence	Refinance	Cash Out - Other	8298468	N/A	N/A
54920260805605	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 14:39	2026-04-03 14:19	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-Received secondary valuation. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please find attached both valuation report. - Buyer-04/01/2026 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/24/2026		Resolved-Received secondary valuation. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-04/03/2026	AVM.pdf Drive by Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8298111	N/A	N/A
54920260805561	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-18 08:24	2026-04-03 10:21	Resolved	1 - Information	Compliance	Late:Amount	Illinois - Maximum Late Fee
Resolved-Updated Late fee based on HELOC Agreement in file. Re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026
Resolved-Resolved - Due Diligence Vendor-04/03/2026
Ready for Review-As per HELOC Agreement, Late Fee is 5%. Please advise which document states late fee of greater than 5%? - Buyer-04/02/2026
Open- - Due Diligence Vendor-03/31/2026
Open-Under the Illinois Interest Act, a late fee may not exceed 5% of the amount of the installment in default. (815 ILCS 205/4.1a(f)) Late fee exceed 5% - Due Diligence Vendor-03/18/2026
Open- - Due Diligence Vendor-03/18/2026
Open- - Due Diligence Vendor-03/18/2026
																Resolved-Updated Late fee based on HELOC Agreement in file. Re-ran compliance. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-Resolved - Due Diligence Vendor-04/03/2026				XX	Primary Residence	Refinance	Cash Out - Other	8181580	N/A	N/A
54920260805561	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-16 05:31	2026-04-03 10:20	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 1	Resolved-Received valid US Passport for borrower. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please find attached borrower identification. - Buyer-04/02/2026 Open-Missing Borrower Identification - Borrower 1. Missing Borrower Identification - Borrower - Due Diligence Vendor-03/16/2026		Resolved-Received valid US Passport for borrower. Condition status changed to Resolved. - Due Diligence Vendor-04/03/2026 Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-04/03/2026	Valid Photo ID.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8121396	N/A	N/A
54920260805537	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-27 16:17	2026-04-01 13:01	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-Received current mortgage statement for REO 3b listed on 1003 and required documentation for Notes Receivable income. Condition status changed to Resolved. - Due Diligence Vendor-04/01/2026
Ready for Review-Document Uploaded. Please find attached documents. - Buyer-03/31/2026
Open-1) Please provide current mortgage statement for investment property (REO 3b) listed on 1003. Additional conditions may apply.
2) The following is required to document Notes Receivable Income: 1) Copy of the note to establish the amount and length of payment and 2) Receipt of income for the most recent 12 months using sources including but not limited to: bank statements, canceled checks, or evidence of other electronic receipt of payments. Required documentation is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-03/27/2026
																Resolved-Received current mortgage statement for REO 3b listed on 1003 and required documentation for Notes Receivable income. Condition status changed to Resolved. - Due Diligence Vendor-04/01/2026	REO(3b) Property documentations.pdf Note Receivable Income.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8369234	N/A	N/A
54920260805626	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-14 12:42	2026-07-19 15:34	Waived	2 - Non-Material	Credit	Eligibility	Credit Report Expired	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Comp factors - Employment for an extended period at the same job 4.92 years. 36+ Months 0x30 housing payment history. - Due Diligence Vendor-04/14/2026	Request for 15-day Credit extension expires XX/XX/XXXX. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - 04/14/2026	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Comp factors - Employment for an extended period at the same job 4.92 years. 36+ Months 0x30 housing payment history. - Due Diligence Vendor-04/14/2026			Employment for an extended period at the same job 4.92 years. 36+ Months 0x30 housing payment history.	XX	Primary Residence	Refinance	Cash Out - Other	8657864	Originator Pre-Close	Yes
54920260805523	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-03 06:45	2026-04-06 15:23	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Resolved-Received XXXX & XXXX W-2's for borrower. Condition status changed to resolved. - Due Diligence Vendor-04/06/2026 Resolved-Borrower 1 W2/1099 Provided - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please find attached W2's for the year XXXX and XXXX. - Buyer-04/06/2026 Open-Borrower 1 W2/1099 Missing Provide a legible copy of the XXXX and XXXX W2's. - Due Diligence Vendor-04/03/2026		Resolved-Received XXXX & XXXX W-2's for borrower. Condition status changed to resolved. - Due Diligence Vendor-04/06/2026 Resolved-Borrower 1 W2/1099 Provided - Due Diligence Vendor-04/06/2026	W2's.pdf			XX	Investment	Refinance	Cash Out - Other	8471682	N/A	N/A
54920260805588	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-30 14:50	2026-04-02 13:18	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely
Resolved-Received Initial Disclosure packet including HELOC What You Should Know booklet. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-04/02/2026
Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-04/02/2026
Ready for Review-Document Uploaded. Please see attached - Buyer-03/31/2026
Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-03/30/2026
																Resolved-Received Initial Disclosure packet including HELOC What You Should Know booklet. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-04/02/2026 Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-04/02/2026	XXXXXXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8391951	N/A	N/A
54920260805588	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-30 14:50	2026-04-02 13:18	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely
Resolved-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-04/02/2026
Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-04/02/2026
Ready for Review-Document Uploaded. Please see attached - Buyer-03/31/2026
Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-03/30/2026
																Resolved-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-04/02/2026 Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-04/02/2026	XXXXXXXXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8391950	N/A	N/A
54920260805638	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-27 10:40	2026-07-08 10:26	Resolved	1 - Information	Property	Missing Doc	Missing Appraisal (Property)
Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-04/10/2026
Ready for Review-Document Uploaded. Please find attached AVM with valuation of $XXX,XXX within 45 days of note date. - Buyer-04/07/2026
Counter-Please provide valuation ($XXX,XXX) used for qualifying per 1008 in file. AVM provided ($XXX,XXX) does not match. Condition remains. - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded. Please find attached AVM used for qualification. Other valuation not required. Please specify. - Buyer-04/03/2026
Open-Appraisal or other primary valuation product is missing Missing Appraisal (Property)
 - Due Diligence Vendor-03/27/2026
																Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-04/10/2026	AVM.pdf AVM.pdf			XX	Investment	Refinance	Cash Out - Other	8361141	N/A	N/A
54920260805650	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-17 09:42	2026-04-21 09:15	Resolved	1 - Information	Credit	Closing	Pending Valuation Review - Awaiting receipt of AVM	Resolved-AVM received. - Due Diligence Vendor-04/21/2026 Ready for Review-Document Uploaded. Please find attached AVM. - Buyer-04/20/2026 Open-Subject's As-Is value has not been reviewed; Awaiting receipt of AVM. Pending valuation listed on 1008 ($XXX,XXX) to be provided as it is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-04/17/2026		Resolved-AVM received. - Due Diligence Vendor-04/21/2026	AVM.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8735063	N/A	N/A
54920260805621	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-01 14:54	2026-07-19 15:33	Waived	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 47.8% exceeds Guideline DTI of 43% AS per the GL Max DTI is 43% however audit DTI is 47.8% since Exception Provided with Compensating factors - Due Diligence Vendor-04/01/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Audited DTI of 47.8% exceeds Guideline DTI of 43% AS per the GL Max DTI is 43% however audit DTI is 47.8% since Exception Provided with Compensating factors - Due Diligence Vendor-04/01/2026			Employment for an extended period at the same job- Credit Score >/= 10+ Points more than qualifying all the compensating factors are met	XX	Primary Residence	Refinance	Cash Out - Other	8437629	Originator Pre-Close	Yes
54920260805621	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-08 10:09	2026-04-14 09:10	Resolved	1 - Information	Compliance	Disclosure	HUD fees and HELOC Agreement fees do not match
Resolved-Sufficient documentation supporting fee disclosure provided.  - Due Diligence Vendor-04/14/2026
Ready for Review-Please advise when we have signed HELOC disbursement schedule with correct numbers, why is HELOC agreement is required. Please provide the exact guideline which states the final numbers must match HELOC agreement? - Buyer-04/13/2026
Counter-The broker fee on the Settlement Statement/Home Equity Revolving Loan Disbursement Schedule should match the HELOC agreement. Please provide corrected HELOC agreement fee page. Condition remains open. - Due Diligence Vendor-04/13/2026
Ready for Review-Document Uploaded. Broker fee is matching on final settlement statement and Home Equity Revolving Loan Disbursement Schedule. Please match the fees from these 2 documents.  - Buyer-04/09/2026
Open-Fees collected on HUD1/Settlement Statement do not match fees reflected in HELOC Agreement. Broker fee ($X,XXX) on HELOC Agreement does not match Final Settlement Statement or Home Equity Revolving Loan Disbursement Schedule ($XXX). Please provide corrected HELOC agreement fee page. Additional conditions may apply. - Due Diligence Vendor-04/08/2026
																Resolved-Sufficient documentation supporting fee disclosure provided. - Due Diligence Vendor-04/14/2026	XXXXXXXX schedule.pdf XXXXXXXX ss.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8549559	N/A	N/A
54920260805651	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-03-24 08:27	2026-04-02 09:24	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Note and 12 months' receipt received. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please find attached note receivable income documentation. - Buyer-03/31/2026 Open-The final 1003 reflects $XX,XXX.XX in notes receivable income. Provide a legible copy of the promissory note and 12-month's receipt (per guidelines, receipt <12 months is not eligible for financing). - Due Diligence Vendor-03/24/2026		Resolved-Note and 12 months' receipt received. - Due Diligence Vendor-04/02/2026	Note Receivable Income.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8286263	N/A	N/A
54920260805543	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-13 15:22	2026-07-19 15:25	Waived	2 - Non-Material	Credit	Eligibility	Credit report age exceeds guidelines - Borrower 1	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-15 day credit extension request sending to QC and credit/LQI needed on XX/XX/XXXX. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-05/13/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-15 day credit extension request sending to QC and credit/LQI needed on XX/XX/XXXX. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-05/13/2026			CLTV <5% below the Maximum Qualifying. Employment for an extended period at the same job 17.92. 36+ Months 0x30 housing payment history.	XX	Primary Residence	Refinance	Cash Out - Other	9185371	Originator Pre-Close	Yes
54920260805516	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-10 12:15	2026-04-13 13:12	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely
Resolved-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-04/13/2026
Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-04/13/2026
Ready for Review-Document Uploaded. Please see attached - Buyer-04/13/2026
Open-HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC Important Terms document not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-04/10/2026
																Resolved-Received Initial Disclosure packet including signed HELOC Important Terms Document. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-04/13/2026 Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-04/13/2026	XXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8599222	N/A	N/A
54920260805516	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-10 12:15	2026-04-13 13:12	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely
Resolved-Received Initial Disclosure packet including HELOC What You Should Know booklet. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-04/13/2026
Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-04/13/2026
Ready for Review-Document Uploaded. Please see attached - Buyer-04/13/2026
Open-HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. The HELOC What You Should Know Booklet not provided timely. Application date was XX/XX/XXXX and disclosure is dated XX/XX/XXXX. Additional conditions may apply. - Due Diligence Vendor-04/10/2026
																Resolved-Received Initial Disclosure packet including HELOC What You Should Know booklet. Confirmed document was disclosed within 3 business days of app date. Condition status changed to Resolved. - Due Diligence Vendor-04/13/2026 Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-04/13/2026	XXXXX package.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8599223	N/A	N/A
54920260805613	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-06 08:12	2026-05-18 15:07	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/18/2026
Ready for Review-Please not borrower currently living on rent and will not have any mortgage payment history. Guideline 4-2-4-10 Mortgage Payment History-Mortgage clear specify that Landlord related payment history is required only on purchase transaction and not on refinance. Borrower have from AZ to CA therefore using address of AZ.  - Seller-05/15/2026
Counter-Lender provided LOE and property profile for property showing on ID and Tax return; however he is living at the property since 2018, there is no mortgage statement in loan file and it does not show on the CBR, per 4-2-4-10 Mortgage Payment History-Mortgage: Max 0x30x6 and 1x30x24 mortgage payment history is required, inclusive of all REO for all borrowers on the transactions, so VOM is required. Also need explanation from the borrower why is using a different address for ID and tax returns. Condition remains. - Due Diligence Vendor-05/14/2026
Ready for Review-Lender provided LOE and property profile for property showing on ID and Tax return; however he is living at the property since XXXX, there is no mortgage statement in loan file and it does not show on the CBR, per 4-2-4-10 Mortgage Payment History-Mortgage: Max 0x30x6 and 1x30x24 mortgage payment history is required, inclusive of all REO for all borrowers on the transactions, so VOM is required. Also need explanation from the borrower why is using a different address for ID and tax returns. Condition remains. - Due Diligence Vendor-05/14/2026
Ready for Review-Document Uploaded. Please find attached VOE confirming borrower staying subject property location from XXXX and property profile confirm borrower does not own property listed on ID and tax returns. - Seller-05/14/2026
Counter-1003 indicates 6 years at subject property. ID issued XX/XX/XXXX, XXXX and XXXX tax returns indicate a different address. Provide accurate, revised 1003  - Due Diligence Vendor-05/13/2026
Ready for Review-Borrower recently purchase property on XX/XX/XXXX, prior to that borrower occupied same property as tenant. As per guideline, 4-2-4-10 Mortgage Payment History, verification of rental payment history is already required on purchase transaction only, as subject transaction is refinance therefore Verification of Rent (VOR)/Verification of Mortgage (VOM) not required. - Buyer-05/11/2026
Open-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-05/06/2026
															Ready for Review-Please not borrower currently living on rent and will not have any mortgage payment history. Guideline 4-2-4-10 Mortgage Payment History-Mortgage clear specify that Landlord related payment history is required only on purchase transaction and not on refinance. Borrower have from AZ to CA therefore using address of AZ. - Seller-05/15/2026 Ready for Review-Document Uploaded. Please find attached VOE confirming borrower staying subject property location from XXXX and property profile confirm borrower does not own property listed on ID and tax returns. - Seller-05/14/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/18/2026	LOE.pdf PropertyProfile-XXXXX X XXXXXXXX XXX as of XX/XX/XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	9061774	N/A	N/A
54920260805613	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-06 08:12	2026-05-18 15:07	Resolved	1 - Information	Credit	Missing Doc	Missing VOM or VOR
Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-05/18/2026
Ready for Review-Please not borrower currently living on rent and will not have any mortgage payment history. Guideline 4-2-4-10 Mortgage Payment History-Mortgage clear specify that Landlord related payment history is required only on purchase transaction and not on refinance. - Seller-05/15/2026
Counter-Lender provided LOE and property profile for property showing on ID and Tax return; however he is living at the property since 2018, there is no mortgage statement in loan file and it does not show on the CBR, per 4-2-4-10 Mortgage Payment History-Mortgage: Max 0x30x6 and 1x30x24 mortgage payment history is required, inclusive of all REO for all borrowers on the transactions, so VOM is required. Condition remains.  - Due Diligence Vendor-05/14/2026
Ready for Review-Document Uploaded. Please find attached VOE confirming borrower staying subject property location from XXXX and property profile confirm borrower does not own property listed on ID and tax returns. - Buyer-05/14/2026
Counter-1003 indicates 6 years at subject property. ID issued XX/XX/XXXX, XXXX and XXXX tax returns indicate a different address. Provide accurate, revised 1003 - Due Diligence Vendor-05/13/2026
Ready for Review-Borrower recently purchase property on XX/XX/XXXX, prior to that borrower occupied same property as tenant. As per guideline, 4-2-4-10 Mortgage Payment History, verification of rental payment history is already required on purchase transaction only, as subject transaction is refinance therefore Verification of Rent (VOR)/Verification of Mortgage (VOM) not required. - Seller-05/11/2026
Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. - Due Diligence Vendor-05/06/2026

Ready for Review-Please not borrower currently living on rent and will not have any mortgage payment history. Guideline 4-2-4-10 Mortgage Payment History-Mortgage clear specify that Landlord related payment history is required only on purchase transaction and not on refinance. - Seller-05/15/2026
 Ready for Review-Borrower recently purchase property on XX/XXXX, prior to that borrower occupied same property as tenant. As per guideline, 4-2-4-10 Mortgage Payment History, verification of rental payment history is already required on purchase transaction only, as subject transaction is refinance therefore Verification of Rent (VOR)/Verification of Mortgage (VOM) not required. - Seller-05/11/2026

																Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-05/18/2026	LOE.pdf PropertyProfile-XXXXX X XXXXXXXX XXX as of XX/XX/XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	9061775	N/A	N/A
54920260805613	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-06 06:53	2026-05-18 15:06	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-signed personal tax returns received. - Due Diligence Vendor-05/18/2026
Ready for Review-Please resolve, still reflecting in counter status. - Buyer-05/15/2026
Counter-Lender provided signed personal Tax returns for 2 years, condition resolved. - Due Diligence Vendor-05/14/2026
Ready for Review-Document Uploaded. Please find attached signed tax returns. Signed pages were already delivered to XXX. - Seller-05/14/2026
Counter-Returns are not signed. - Due Diligence Vendor-05/13/2026
Ready for Review-Document Uploaded. Please find attached tax returns. - Seller-05/11/2026
Open-Missing complete tax returns documenting the self-employment income. - Due Diligence Vendor-05/06/2026
															Ready for Review-Document Uploaded. Please find attached signed tax returns. Signed pages were already delivered to XXX. - Seller-05/14/2026 Ready for Review-Document Uploaded. Please find attached tax returns. - Seller-05/11/2026	Resolved-signed personal tax returns received. - Due Diligence Vendor-05/18/2026	Tax Returns.pdf Signed Tax Returns.pdf			XX	Primary Residence	Refinance	Cash Out - Other	9060875	N/A	N/A
54920260805613	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-08 15:27	2026-05-14 16:06	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Resolved-Borrower 1 signed Personal Tax Returns Provided. condition resolved - Due Diligence Vendor-05/14/2026 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-05/14/2026 Ready for Review-Document Uploaded. Please find attached signed tax returns. Signed pages were already delivered to XXX. - Seller-05/14/2026 Counter-Returns are not signed. - Due Diligence Vendor-05/13/2026 Ready for Review-Document Uploaded. Please find attached tax returns - Buyer-05/11/2026 Open-Borrower 1 Personal Tax Returns Missing - Due Diligence Vendor-05/08/2026	Ready for Review-Document Uploaded. Please find attached signed tax returns. Signed pages were already delivered to XXXX. - Seller-05/14/2026	Resolved-Borrower 1 signed Personal Tax Returns Provided. condition resolved - Due Diligence Vendor-05/14/2026 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-05/14/2026	Tax Returns.pdf Signed Tax Returns.pdf			XX	Primary Residence	Refinance	Cash Out - Other	9113967	N/A	N/A
54920260805579	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-24 08:59	2026-04-24 08:59	Acknowledged	1 - Information	Property	Value	XXX value equals C, junior lien and no secondary product	Acknowledged-XXX RA Only – Junior lien and no secondary product. This finding will be rated a C for XXX. All other agencies will be rated as A. - Due Diligence Vendor-04/24/2026		Acknowledged-XXX RA Only – Junior lien and no secondary product. This finding will be rated a C for XXX. All other agencies will be rated as A. - Due Diligence Vendor-04/24/2026				XX	Primary Residence	Refinance	Cash Out - Other	8864742	Originator Post-Close	No
54920260805548	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-07-17 09:54	2026-07-20 09:41	Acknowledged	3 - Material	Property	Value	AVM XXX approved vendor score did not meet published criteria	Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026 Open-FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/17/2026		Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.19 (81% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026				XX	Primary Residence	Refinance	Cash Out - Other	10321996	Investor Post-Close	No
54920260805544	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-17 13:51	2026-04-28 13:00	Resolved	1 - Information	Credit	Missing Doc	Missing Senior Mortgage Statement	Resolved-Received Mortgage statement. - Due Diligence Vendor-04/28/2026 Ready for Review-Document Uploaded. Please find attached senior lien mortgage statement. - Buyer-04/27/2026 Open-The Senior Mortgage Statement is missing from the file. There is an existing mortgage on the subject property. The Senior Mortgage Statement is missing from the file and there is no other supporting document to verify the P&I of the existing lien. - Due Diligence Vendor-04/17/2026		Resolved-Received Mortgage statement. - Due Diligence Vendor-04/28/2026	Mortgage Statement.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8743434	N/A	N/A
54920260805614	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-27 11:37	2026-07-19 15:31	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-Rent estimate Received.  Condition Resolved. - Due Diligence Vendor-07/19/2026
Resolved-Received. - Due Diligence Vendor-04/29/2026
Ready for Review-Document Uploaded. Please find attached rent estimate. - Buyer-04/28/2026
Open-Per lender guidelines, all of the following will be required where income is derived from the subject investment property: 1) Current lease agreement (in file), 2) The borrower's most recent year of signed federal tax returns, including Schedule 1 and Schedule E (in file) and (3) Rental estimate from a third party such as XXXXXX, XXXXXX, or similar (dated within 90 days). Rental estimate from a third party dated within 90 days is missing from loan file. Additional conditions may apply. - Due Diligence Vendor-04/27/2026
																Resolved-Rent estimate Received. Condition Resolved. - Due Diligence Vendor-07/19/2026 Resolved-Received. - Due Diligence Vendor-04/29/2026	Rent Estimate.pdf			XX	Investment	Refinance	Cash Out - Other	8897202	N/A	N/A
54920260805648	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-12 15:09	2026-05-22 10:59	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/22/2026 Ready for Review-Document Uploaded. The borrower qualified with the full PITIA of the subject (rental property) and also with the full PITIA of the primary property they purchased simultaneously. Please find attached Primary purchase document and current lease termination. As full payment of new primary property was considered in DTI and rental payment was excluded therefore VOR is not required. - Buyer-05/19/2026 Open-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-05/12/2026		Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/22/2026	Lease Terminated.pdf Primary Residence LE.pdf			XX	Investment	Refinance	Cash Out - Other	9160970	N/A	N/A
54920260805648	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-13 14:12	2026-05-22 10:59	Resolved	1 - Information	Credit	Missing Doc	Missing VOM or VOR
Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-05/22/2026
Resolved-Sufficient documentation received. - Due Diligence Vendor-05/22/2026
Ready for Review-Document Uploaded. The borrower qualified with the full PITIA of the subject (rental property) and also with the full PITIA of the primary property they purchased simultaneously. Please find attached Primary purchase document and current lease termination. As full payment  of new primary property was considered in DTI and rental payment was excluded therefore VOR is not required. - Buyer-05/19/2026
Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. - Due Diligence Vendor-05/13/2026
																Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-05/22/2026 Resolved-Sufficient documentation received. - Due Diligence Vendor-05/22/2026	Lease Terminated.pdf Primary Residence LE.pdf			XX	Investment	Refinance	Cash Out - Other	9182690	N/A	N/A
54920260805558	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-04-22 15:39	2026-04-28 12:25	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received 2025 W2 - Due Diligence Vendor-04/28/2026 Ready for Review-Document Uploaded. Please find attached XXXX W2. - Buyer-04/24/2026 Open-Lender guidelines require one of the following to document wage earner income: Paystubs with a minimum of 30 days YTD earnings and IRS W-2 forms covering the most recent 2-year period, Transcripts covering the most recent 2-year period or a WVOE. Required documentation is missing in loan file for B2 (XXXX W-2 and/or WVOE). Additional conditions may apply. - Due Diligence Vendor-04/22/2026		Resolved-Received XXXX W2 - Due Diligence Vendor-04/28/2026	XXXX W2.pdf			XX	Primary Residence	Refinance	Cash Out - Other	8827019	N/A	N/A
54920260805570	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-01 11:56	2026-07-19 15:21	Waived	2 - Non-Material	Credit	Missing Doc	Missing YTD Profit & Loss (Borrower 1)	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 is self-employed and the YTD Profit & Loss is either missing or not executed. Lender exception in file to waive the P&L for Q1 XXXX requirement. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-05/01/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Borrower 1 is self-employed and the YTD Profit & Loss is either missing or not executed. Lender exception in file to waive the P&L for Q1 XXXX requirement. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-05/01/2026			1) CLTV <5% below the Maximum Qualifying. 2) Credit Score >/= 10+ Points more than qualifying. 3) 36+ Months 0x30 housing payment history. 4) No derogatory events.	XX	Primary Residence	Refinance	Cash Out - Other	9002758	Originator Pre-Close	Yes
54920260805526	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-07 10:30	2026-06-23 15:10	Waived	2 - Non-Material	Credit	Eligibility	Credit History Insufficient
Waived-Waiver provided to forego minimum credit history and tradeline requirements. A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-06/23/2026

Waived-Waiver provided to forego minimum credit history and tradeline requirements. - Due Diligence Vendor-05/12/2026

Ready for Review-Document Uploaded. Please find attached Exception form to waive minimum credit history and tradeline requirement - Buyer-05/08/2026

Open-Lender guidelines require one of the following must be met for tradeline requirements: At least two active tradelines with a 24-month history or a minimum of three years of mortgage history with no 30-day late payments. Borrower does not have two active tradelines with a 24-month history or a minimum of three years of mortgage history. Additional conditions may apply. - Due Diligence Vendor-05/07/2026
																Waived-Waiver provided to forego minimum credit history and tradeline requirements. A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-06/23/2026 Waived-Waiver provided to forego minimum credit history and tradeline requirements. - Due Diligence Vendor-05/12/2026	Exception Form.pdf		CLTV 5% below maximum qualifying DTI 5% below maximum qualifying Employment for an extended period at the same job	XX	Primary Residence	Refinance	Cash Out - Other	9086130	Investor Post-Close	No
54920260805634	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-08 07:58	2026-05-13 15:44	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-05/13/2026 Ready for Review-Document Uploaded. Please find attached VVOE. - Buyer-05/11/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-05/08/2026		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-05/13/2026	VVOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	9103582	N/A	N/A
54920260805514	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-07-17 09:56	2026-07-20 09:41	Acknowledged	3 - Material	Property	Value	AVM XXX approved vendor score did not meet published criteria	Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.16 (84% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026 Open-FSD Score of 0.16 (84% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/17/2026		Acknowledged-Acknowledged by Investor.; AVM XXX approved vendor score did not meet published criteria. FSD Score of 0.16 (84% confidence score) exceeds allowable score of .15 (85% confidence score) for XXX. This finding will be rated a D for XXX and N/A for all others - Due Diligence Vendor-07/20/2026				XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	10322074	Investor Post-Close	No
54920260805645	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-05 13:29	2026-06-24 09:29	Resolved	1 - Information	Compliance	Disclosure	HELOC Important Terms document not provided timely	Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-06/24/2026 Resolved-Sufficient documentation provided to support product change. - Due Diligence Vendor-05/08/2026 Ready for Review-Document Uploaded. This was converted to from HELOAN to HELOC on XX/XX/XXXX. Attached the request to change and disclosures issued on XX/XX/XXXX - Buyer-05/08/2026 Open-HELOC Important Terms document not provided timely. Application date is XX/XX/XXXX and Disclosure date XX/XX/XXXX. - Due Diligence Vendor-05/05/2026		Resolved-HELOC Important Terms document provided timely - Due Diligence Vendor-06/24/2026 Resolved-Sufficient documentation provided to support product change. - Due Diligence Vendor-05/08/2026	COnfirmation.pdf Initial Disclosures.pdf			XX	Primary Residence	Refinance	Cash Out - Other	9049446	N/A	N/A
54920260805645	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-05 13:29	2026-06-24 09:29	Resolved	1 - Information	Compliance	Disclosure	HELOC What You Should Know Booklet not provided timely	Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-06/24/2026 Resolved-Sufficient documentation provided to support product change. - Due Diligence Vendor-05/08/2026 Ready for Review-Document Uploaded. This was converted to from HELOAN to HELOC on XX/XX/XXXX. Attached the request to change and disclosures issued on XX/XX/XXXX - Buyer-05/08/2026 Open-HELOC What You Should Know Booklet not provided timely. Application date is XX/XX/XXXX and Disclosure date XX/XX/XXXX. - Due Diligence Vendor-05/05/2026		Resolved-HELOC What You Should Know Booklet provided timely. - Due Diligence Vendor-06/24/2026 Resolved-Sufficient documentation provided to support product change. - Due Diligence Vendor-05/08/2026	COnfirmation.pdf Initial Disclosures.pdf			XX	Primary Residence	Refinance	Cash Out - Other	9049454	N/A	N/A
54920260805594	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-05-13 05:48	2026-05-18 14:40	Resolved	1 - Information	Compliance	Mavent	PA Fee Not Allowed- Verification Fee (Fee ID: 553)
Resolved-Lender's documentation provided resolved issue. - Due Diligence Vendor-05/18/2026

Ready for Review-Document Uploaded. As per 6122(a), Fee related to making of Loan application are allowed. Invalid - Buyer-05/14/2026

Open-Verification Fee (Fee ID: 553) is not allowed to be charged to the Borrower and paid to the Lender in PA under the Pennsylvania Mortgage Licensing Act. (7 Pa. Stat. 6122(a), 6123(1)). Verification Fee is not allowed to be charged to the Borrower and paid to the Lender in PA under the Pennsylvania Mortgage Licensing Act. - Due Diligence Vendor-05/13/2026

Open- - Due Diligence Vendor-05/13/2026
																Resolved-Lender's documentation provided resolved issue. - Due Diligence Vendor-05/18/2026	image (5).png			XX	Investment	Refinance	Cash Out - Other	9169160	N/A	N/A
54920260805529	XXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	XXXXXXX	Closed	2026-02-02 08:53	2026-07-19 15:41	Waived	2 - Non-Material	Credit	Eligibility	Trust/POA Does Not Meet Guideline Requirements	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Trust/POA Does Not Meet Guideline Requirements Lender provided approved exception for trust agreement dated >12 months of note date. with following compensating factors are met - Due Diligence Vendor-02/02/2026		Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/19/2026 Waived-Trust/POA Does Not Meet Guideline Requirements Lender provided approved exception for trust agreement dated >12 months of note date. with following compensating factors are met - Due Diligence Vendor-02/02/2026			1.CLTV <5% below the MaximumQualifying -met 2.Credit Score>/= 10+Pointsmorethan qualifying - met	XX	Primary Residence	Refinance	Cash Out - Other	7396958	Originator Pre-Close	Yes